UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Annual Report
and Shareholder Letter
December 31, 2014

Franklin Fund Allocator Series

Formerly, Franklin Templeton Fund Allocator Series

Franklin Conservative Allocation Fund
Formerly, Franklin Templeton Conservative Allocation Fund

Franklin Moderate Allocation Fund
Formerly, Franklin Templeton Moderate Allocation Fund

Franklin Growth Allocation Fund
Formerly, Franklin Templeton Growth Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Annual Report
Economic and Market Overview	3
Franklin Conservative Allocation
Fund	4
Franklin Moderate Allocation Fund	13
Franklin Growth Allocation Fund	22
Financial Highlights and
Statements of Investments	31
Financial Statements	52
Notes to Financial Statements	57
Report of Independent Registered
Public Accounting Firm	69
Tax Information	70
Board Members and Officers	72
Shareholder Information	77

franklintempleton.com

1

Annual Report

Economic and Market Overview

The global economy grew moderately during 2014 as U.S. economic growth expanded while growth rates in much of the rest of the world declined. U.S. economic activity was supported in some quarters by increased consumer spending, business investment and federal defense spending. The housing market strengthened, and lower gasoline prices and improved job growth contributed to rising retail sales. The U.S. Federal Reserve Board (Fed) began reducing its large-scale bond purchases $10 billion a month in January and ended the buying program in October. But it continued its practice of maintaining holdings of longer term securities at sizable levels. Toward period-end, the Fed stated that it could be patient with regard to raising interest rates and that the interest rate might not rise for at least a couple of meetings, possibly implying at least the first two meetings of 2015.

Outside the U.S., the U.K. economy grew relatively well, supported by the services and manufacturing sectors. In the eurozone, economic growth remained subdued, as concerns persisted about the potential negative impacts to growth from the crisis in Ukraine and China’s moderating growth rate. In June, the European Central Bank (ECB) reduced its main interest rate and, for the first time, set a negative deposit rate; the ECB reduced both rates again in September. The ECB broadened its monetary easing stance by implementing an asset purchase program to prevent deflation and stimulate the economy. Japan’s second- and third-quarter economic contractions indicated the economy was in a recession, although private consumption and exports improved in the third quarter. In October, the Bank of Japan expanded its stimulus measures amid weak domestic demand and as substantially lower crude oil prices exerted further downward pressure on inflation. Near period-end, Japan’s ruling coalition was reelected in early parliamentary elections and subsequently announced a fresh stimulus package aimed at reviving economic growth.

Global developed market stocks, as measured by the MSCI World Index, advanced overall during the 12-month period amid a generally accommodative monetary policy environment and continued strength in corporate earnings. In several emerging markets, economic growth generally moderated. Emerging market stocks overall, as measured by the MSCI Emerging Markets Index, fell for the year, amid headwinds such as soft domestic demand, weak exports, plummeting crude oil prices, regional geopolitical tensions and concerns about possible U.S. interest rate increases. Many emerging market currencies depreciated against the U.S. dollar, leading several central banks to raise interest rates seeking to support their currencies. Several other central banks lowered interest rates to promote economic growth. Gold prices ended the year lower amid benign global inflation and a strong U.S. dollar.

The foregoing information reflects our analysis and opinions as of December 31, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com Annual Report | 3

Franklin Conservative Allocation Fund

(formerly, Franklin Templeton Conservative Allocation Fund)

This annual report for Franklin Conservative Allocation Fund covers the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with a lower level of risk.1

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +3.35% cumulative total return for the 12 months under review. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500

Index (S&P 500®), a broad measure of U.S. stock performance, returned +13.69%.2 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.2 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 36.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	19.5%
Franklin Low Duration Total Return Fund – Class R6	12.4%
Franklin Growth Fund – Class R6	9.9%
Franklin U.S. Government Securities Fund – Class R6	7.4%
Franklin Rising Dividends Fund – Class R6	6.5%
Franklin Strategic Income Fund – Class R6	5.7%
Franklin DynaTech Fund – Class R6	4.1%
iShares Intermediate Credit Bond ETF	3.5%
Franklin Mutual European Fund – Class R6	3.3%
Franklin K2 Alternative Strategies Fund – Class R6	3.3%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 51.4% of total net assets to fixed income, 42.5% to equity and 4.1% to alternative strategies. Domestic fixed income exposure was 56.4% of the total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6, representing 19.5% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 70.6% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.9% of total net assets.

During the year under review, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin Mutual European Fund –Class R6, underperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com Annual Report | 5

FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FTCIX)	$14.53	$14.65	-$	0.12
C (FTCCX)	$14.27	$14.40	-$	0.13
R (FTCRX)	$14.48	$14.60	-$	0.12
R6 (n/a)	$14.52	$14.63	-$	0.11
Advisor (FTCZX)	$14.52	$14.64	-$	0.12

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.4159	$0.0212	$0.1736	$0.6107
C	$0.3079	$0.0212	$0.1736	$0.5027
R	$0.3784	$0.0212	$0.1736	$0.5732
R6	$0.4677	$0.0212	$0.1736	$0.6625
Advisor	$0.4526	$0.0212	$0.1736	$0.6474

6 | Annual Report franklintempleton.com

FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						1.22%	1.22%
1-Year	+	3.35%		-2.57%	$9,743
5-Year	+	34.56%	+	4.86%	$12,678
10-Year	+	69.74%	+	4.81%	$16,000
C						1.97%	1.97%
1-Year	+	2.58%	+	1.59%	$10,159
5-Year	+	29.58%	+	5.32%	$12,958
10-Year	+	57.48%	+	4.65%	$15,748
R						1.47%	1.47%
1-Year	+	3.10%	+	3.10%	$10,310
5-Year	+	32.86%	+	5.85%	$13,286
10-Year	+	65.57%	+	5.17%	$16,557
R6						0.87%	1.64%
1-Year	+	3.79%	+	3.79%	$10,379
Since Inception (5/1/13)	+	10.07%	+	5.92%	$11,007
Advisor[6]						0.97%	0.97%
1-Year	+	3.61%	+	3.61%	$10,361
5-Year	+	36.25%	+	6.38%	$13,625
10-Year	+	73.58%	+	5.67%	$17,358

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Annual Report | 7

FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

8 | Annual Report franklintempleton.com

FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

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FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Class R6 has a fee waiver contractually guaranteed through at least 4/30/15. Fund investment results reflect the fee waivers, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%)
combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+67.03% and +5.81%.
7. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
See www.franklintempletondatasources.com for additional data provider information.

10 | Annual Report franklintempleton.com

FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Annual Report | 11

FRANKLIN CONSERVATIVE ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$996.40	$3.17	$6.39
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21	$6.46
C
Actual	$1,000	$992.50	$6.93	$10.14
Hypothetical (5% return before expenses)	$1,000	$1,018.25	$7.02	$10.26
R
Actual	$1,000	$995.10	$4.43	$7.64
Hypothetical (5% return before expenses)	$1,000	$1,020.77	$4.48	$7.73
R6
Actual	$1,000	$998.20	$1.41	$4.63
Hypothetical (5% return before expenses)	$1,000	$1,023.69	$1.43	$4.69
Advisor
Actual	$1,000	$997.60	$1.91	$5.14
Hypothetical (5% return before expenses)	$1,000	$1,023.29	$1.94	$5.19

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.63%; C: 1.38%; R: 0.88%; R6: 0.28%; and Advisor: 0.38%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.27%; C: 2.02%; R: 1.52%; R6: 0.92%; and Advisor: 1.02%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Annual Report franklintempleton.com

Franklin Moderate Allocation Fund

(formerly, Franklin Templeton Moderate Allocation Fund)

This annual report for Franklin Moderate Allocation Fund covers the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal conditions.

Performance Overview

The Fund’s Class A shares delivered a +4.07% cumulative total return for the 12 months under review. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +13.69%.2 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.2 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 43.

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FRANKLIN MODERATE ALLOCATION FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Franklin Growth Fund – Class R6	13.5%
Templeton Global Total Return Fund – Class R6	13.4%
Franklin Low Duration Total Return Fund – Class R6	8.9%
Franklin Rising Dividends Fund – Class R6	8.6%
Franklin DynaTech Fund – Class R6	5.2%
Franklin U.S. Government Securities Fund – Class R6	5.1%
Franklin Mutual European Fund – Class R6	4.5%
Franklin Strategic Income Fund – Class R6	4.0%
Franklin Utilities Fund – Class R6	3.9%
Templeton Foreign Fund – Class R6	3.9%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 57.6% of total net assets to equity, 36.3% to fixed income, and 4.2% to alternative strategies. Domestic equity exposure was 70.1% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 13.5% of total net assets. On the fixed income side, domestic exposure was 57.3% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 13.4% of total net assets.

During the year under review, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin Mutual European Fund –Class R6, underperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14 | Annual Report franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FMTIX)	$15.71	$15.78	-$	0.07
C (FTMTX)	$15.33	$15.42	-$	0.09
R (FTMRX)	$15.66	$15.73	-$	0.07
R6 (n/a)	$15.72	$15.79	-$	0.07
Advisor (FMTZX)	$15.72	$15.79	-$	0.07

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.3672	$0.0280	$0.3281	$0.7233
C	$0.2516	$0.0280	$0.3281	$0.6077
R	$0.3264	$0.0280	$0.3281	$0.6825
R6	$0.4262	$0.0280	$0.3281	$0.7823
Advisor	$0.4061	$0.0280	$0.3281	$0.7622

franklintempleton.com Annual Report | 15

FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						1.25%	1.25%
1-Year	+	4.07%		-1.89%	$9,811
5-Year	+	43.54%	+	6.23%	$13,528
10-Year	+	82.31%	+	5.57%	$17,188
C						2.00%	2.00%
1-Year	+	3.35%	+	2.35%	$10,235
5-Year	+	38.25%	+	6.69%	$13,825
10-Year	+	69.27%	+	5.40%	$16,927
R						1.50%	1.50%
1-Year	+	3.89%	+	3.89%	$10,389
5-Year	+	41.86%	+	7.24%	$14,186
10-Year	+	77.97%	+	5.93%	$17,797
R6						0.88%	1.04%
1-Year	+	4.52%	+	4.52%	$10,452
Since Inception (5/1/13)	+	13.85%	+	8.09%	$11,385
Advisor[6]						1.00%	1.00%
1-Year	+	4.39%	+	4.39%	$10,439
5-Year	+	45.40%	+	7.77%	$14,540
10-Year	+	86.63%	+	6.44%	$18,663

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

16 | Annual Report

franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com Annual Report | 17

FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

18 | Annual Report franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Class R6 has a fee waiver contractually guaranteed through at least 4/30/15. Fund investment results reflect the fee waivers, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 10%)
combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+77.25% and +6.50%.
7. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Annual Report | 19

FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

20 | Annual Report

franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$998.80	$3.27	$6.50
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31	$6.56
C
Actual	$1,000	$995.60	$7.04	$10.26
Hypothetical (5% return before expenses)	$1,000	$1,018.15	$7.12	$10.36
R
Actual	$1,000	$998.10	$4.53	$7.76
Hypothetical (5% return before expenses)	$1,000	$1,020.67	$4.58	$7.83
R6
Actual	$1,000	$1,001.40	$1.36	$4.58
Hypothetical (5% return before expenses)	$1,000	$1,023.89	$1.38	$4.63
Advisor
Actual	$1,000	$1,000.70	$2.02	$5.24
Hypothetical (5% return before expenses)	$1,000	$1,023.19	$2.04	$5.30

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.65%; C: 1.40%; R: 0.90%; R6: 0.27%; and Advisor: 0.40%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.29%; C: 2.04%; R: 1.54%; R6: 0.91%; and Advisor: 1.04%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com Annual Report | 21

Franklin Growth Allocation Fund

(formerly, Franklin Templeton Growth Allocation Fund)

We are pleased to bring you Franklin Growth Allocation Fund’s annual report for the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with a higher level of risk.1

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +4.95% cumulative total return for the 12 months under review. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +13.69%.2 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.2 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 24.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 50.

22 | Annual Report franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Franklin Growth Fund – Class R6	18.6%
Franklin Rising Dividends Fund – Class R6	12.4%
Franklin DynaTech Fund – Class R6	7.7%
Franklin Mutual European Fund – Class R6	6.4%
Templeton Foreign Fund – Class R6	5.9%
Franklin Utilities Fund – Class R6	5.3%
Franklin International Small Cap Growth Fund – Class R6	5.0%
Templeton Global Total Return Fund – Class R6	4.0%
Franklin Growth Opportunities Fund – Class R6	3.8%
Franklin K2 Alternative Strategies Fund – Class R6	3.2%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 82.9% of total net assets to equity, 11.0% to fixed income and 4.1% to alternative strategies. Domestic equity exposure was 68.9% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 18.6% of total net assets. On the fixed income side, domestic exposure was 57.3% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.0% of total net assets.

During the year under review, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, outperformed the MSCI ACWI. Our largest foreign equity fund holding, Franklin Mutual European Fund –Class R6, underperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com Annual Report | 23

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FGTIX)	$18.57	$18.40	+$	0.17
C (FTGTX)	$18.15	$18.00	+$	0.15
R (FGTRX)	$18.34	$18.18	+$	0.16
R6 (n/a)	$18.61	$18.44	+$	0.17
Advisor (FGTZX)	$18.62	$18.45	+$	0.17

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.2895	$0.0516	$0.3993	$0.7404
C	$0.1581	$0.0516	$0.3993	$0.6090
R	$0.2373	$0.0516	$0.3993	$0.6882
R6	$0.3604	$0.0516	$0.3993	$0.8113
Advisor	$0.3333	$0.0516	$0.3993	$0.7842

24 | Annual Report franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						1.28%	1.32%
1-Year	+	4.95%		-1.07%	$9,893
5-Year	+	55.35%	+	7.93%	$14,646
10-Year	+	92.66%	+	6.15%	$18,163
C						2.03%	2.07%
1-Year	+	4.21%	+	3.21%	$10,321
5-Year	+	49.61%	+	8.39%	$14,961
10-Year	+	78.77%	+	5.98%	$17,877
R						1.53%	1.57%
1-Year	+	4.72%	+	4.72%	$10,472
5-Year	+	53.42%	+	8.94%	$15,342
10-Year	+	87.94%	+	6.51%	$18,794
R6						0.87%	1.58%
1-Year	+	5.38%	+	5.38%	$10,538
Since Inception (5/1/13)	+	20.00%	+	11.55%	$12,000
Advisor[6]						1.03%	1.07%
1-Year	+	5.23%	+	5.23%	$10,523
5-Year	+	57.38%	+	9.49%	$15,738
10-Year	+	97.24%	+	7.03%	$19,724

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Annual Report | 25

FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

26 | Annual Report franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

franklintempleton.com Annual Report | 27

FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Class R6 has a fee waiver contractually guaranteed through at least 4/30/15. Fund investment results reflect the fee waivers, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 5%)
combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+82.81% and +6.87%.
7. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
See www.franklintempletondatasources.com for additional data provider information.

28 | Annual Report franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Annual Report | 29

FRANKLIN GROWTH ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$1,002.40	$3.23	$6.56
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.26	$6.61
C
Actual	$1,000	$998.60	$7.00	$10.33
Hypothetical (5% return before expenses)	$1,000	$1,018.15	$7.07	$10.41
R
Actual	$1,000	$1,001.20	$4.49	$7.82
Hypothetical (5% return before expenses)	$1,000	$1,020.67	$4.53	$7.88
R6
Actual	$1,000	$1,004.50	$1.16	$4.50
Hypothetical (5% return before expenses)	$1,000	$1,023.84	$1.17	$4.53
Advisor
Actual	$1,000	$1,003.60	$1.97	$5.30
Hypothetical (5% return before expenses)	$1,000	$1,023.19	$1.99	$5.35

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.64%; C: 1.39%; R: 0.89%; R6: 0.23%; and Advisor: 0.39%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.30%; C: 2.05%; R: 1.55%; R6: 0.89%; and Advisor: 1.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

30 | Annual Report franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Conservative Allocation Fund
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.65	$14.06	$13.33	$13.74	$12.72
Income from investment operations[a]:
Net investment income[b,c]	0.40	0.31	0.27	0.30	0.29
Net realized and unrealized gains (losses)	0.09	1.12	0.79	(0.40)	0.97
Total from investment operations	0.49	1.43	1.06	(0.10)	1.26
Less distributions from:
Net investment income	(0.42)	(0.32)	(0.30)	(0.31)	(0.24)
Net realized gains	(0.19)	(0.52)	(0.03)	—	—
Total distributions	(0.61)	(0.84)	(0.33)	(0.31)	(0.24)
Net asset value, end of year	$14.53	$14.65	$14.06	$13.33	$13.74

Total return[d]	3.35%	10.39%	7.99%	(0.71)%	10.00%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.63%	0.60%	0.53%	0.52%	0.52%
Expenses net of waiver and payments by affiliates[e]	0.63%[f]	0.59%	0.50%	0.50%	0.50%
Net investment income[c]	2.67%	2.11%	1.98%	2.17%	2.25%

Supplemental data
Net assets, end of year (000’s)	$910,523	$871,541	$794,429	$725,675	$612,828
Portfolio turnover rate	16.67%	57.59%	25.82%	18.67%	10.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 31

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.40	$13.83	$13.13	$13.53	$12.54
Income from investment operations[a]:
Net investment income[b,c]	0.28	0.20	0.17	0.19	0.19
Net realized and unrealized gains (losses)	0.09	1.11	0.76	(0.38)	0.95
Total from investment operations	0.37	1.31	0.93	(0.19)	1.14
Less distributions from:
Net investment income	(0.31)	(0.22)	(0.20)	(0.21)	(0.15)
Net realized gains	(0.19)	(0.52)	(0.03)	—	—
Total distributions	(0.50)	(0.74)	(0.23)	(0.21)	(0.15)
Net asset value, end of year	$14.27	$14.40	$13.83	$13.13	$13.53

Total return[d]	2.58%	9.61%	7.09%	(1.38)%	9.12%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.38%	1.35%	1.28%	1.27%	1.27%
Expenses net of waiver and payments by affiliates[e]	1.38%[f]	1.34%	1.25%	1.25%	1.25%
Net investment income[c]	1.92%	1.36%	1.23%	1.42%	1.50%

Supplemental data
Net assets, end of year (000’s)	$549,222	$524,756	$452,211	$426,775	$366,892
Portfolio turnover rate	16.67%	57.59%	25.82%	18.67%	10.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

32 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.60	$14.01	$13.29	$13.70	$12.69
Income from investment operations[a]:
Net investment income[b,c]	0.35	0.26	0.24	0.27	0.27
Net realized and unrealized gains (losses)	0.10	1.14	0.78	(0.40)	0.95
Total from investment operations	0.45	1.40	1.02	(0.13)	1.22
Less distributions from:
Net investment income	(0.38)	(0.29)	(0.27)	(0.28)	(0.21)
Net realized gains	(0.19)	(0.52)	(0.03)	—	—
Total distributions	(0.57)	(0.81)	(0.30)	(0.28)	(0.21)
Net asset value, end of year	$14.48	$14.60	$14.01	$13.29	$13.70

Total return	3.10%	10.14%	7.68%	(0.95)%	9.69%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.88%	0.85%	0.78%	0.77%	0.77%
Expenses net of waiver and payments by affiliates[d]	0.88%[e]	0.84%	0.75%	0.75%	0.75%
Net investment income[c]	2.42%	1.86%	1.73%	1.92%	2.00%

Supplemental data
Net assets, end of year (000’s)	$159,897	$166,927	$178,520	$149,761	$109,077
Portfolio turnover rate	16.67%	57.59%	25.82%	18.67%	10.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 33

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.63	$14.62
Income from investment operations[b]:
Net investment income[c,d]	0.33	0.54
Net realized and unrealized gains (losses)	0.22	0.32
Total from investment operations	0.55	0.86
Less distributions from:
Net investment income	(0.47)	(0.33)
Net realized gains	(0.19)	(0.52)
Total distributions	(0.66)	(0.85)
Net asset value, end of year	$14.52	$14.63

Total return[e]	3.79%	6.06%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.28%	1.06%
Expenses net of waiver and payments by affiliates[g]	0.28%[h]	0.28%
Net investment income[d]	3.02%	2.44%

Supplemental data
Net assets, end of year (000’s)	$1,654	$37
Portfolio turnover rate	16.67%	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

34 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.64	$14.05	$13.32	$13.73	$12.71
Income from investment operations[a]:
Net investment income[b,c]	0.41	0.35	0.31	0.43	0.32
Net realized and unrealized gains (losses)	0.11	1.12	0.79	(0.49)	0.98
Total from investment operations	0.52	1.47	1.10	(0.06)	1.30
Less distributions from:
Net investment income	(0.45)	(0.36)	(0.34)	(0.35)	(0.28)
Net realized gains	(0.19)	(0.52)	(0.03)	—	—
Total distributions	(0.64)	(0.88)	(0.37)	(0.35)	(0.28)
Net asset value, end of year	$14.52	$14.64	$14.05	$13.32	$13.73

Total return	3.61%	10.67%	8.27%	(0.47)%	10.27%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.38%	0.35%	0.28%	0.27%	0.27%
Expenses net of waiver and payments by affiliates[d]	0.38%[e]	0.34%	0.25%	0.25%	0.25%
Net investment income[c]	2.92%	2.36%	2.23%	2.42%	2.50%

Supplemental data
Net assets, end of year (000’s)	$90,263	$105,657	$85,662	$80,690	$14,391
Portfolio turnover rate	16.67%	57.59%	25.82%	18.67%	10.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 35

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin Conservative Allocation Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	5,202,283	$56,340,726
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,849,064	13,738,545
		70,079,271
Domestic Equity 30.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	68,573	11,764,411
[a,b]Franklin DynaTech Fund, Class R6	1,487,833	70,091,831
[a,b]Franklin Flex Cap Growth Fund, Class R6	318,611	16,398,932
[a]Franklin Growth Fund, Class R6	2,275,352	170,105,292
[a,b]Franklin Growth Opportunities Fund, Class R6	916,335	30,110,755
[a]Franklin Real Estate Securities Fund, Class R6	883,637	19,466,527
[a]Franklin Rising Dividends Fund, Class R6	2,142,627	111,416,580
[a,b]Franklin Small Cap Growth Fund, Class R6	569,352	11,073,895
[a]Franklin Utilities Fund, Class R6	2,484,668	44,376,163
iShares Core S&P 500 ETF	83,508	17,277,805
iShares S&P 500 Value ETF	116,500	10,924,205
		513,006,396
Domestic Fixed Income 29.0%
[a]Franklin Low Duration Total Return Fund, Class R6	21,133,434	211,968,347
[a]Franklin Strategic Income Fund, Class R6	9,699,192	97,088,910
[a]Franklin U.S. Government Securities Fund, Class R6	19,379,956	126,357,314
iShares Intermediate Credit Bond ETF	554,365	60,608,725
		496,023,296
Foreign Equity 12.5%
[a]Franklin International Small Cap Growth Fund, Class R6	2,203,618	39,819,384
[a]Franklin Mutual European Fund, Class R6	2,725,481	56,826,277
iShares Global Infrastructure ETF	290,739	12,254,649
iShares MSCI All Country Asia ex Japan ETF	168,291	10,253,971
[a]Templeton China World Fund, Class R6	419,806	12,896,451
[a]Templeton Foreign Fund, Class R6	7,242,263	49,754,348
[a]Templeton Frontier Markets Fund, Class R6	1,358,420	19,547,666
WisdomTree Japan Hedged Equity Fund ETF (Japan)	265,670	13,078,934
		214,431,680
Foreign Fixed Income 22.4%
[a]Franklin Emerging Market Debt Opportunities Fund	4,785,483	50,773,969
[a]Templeton Global Total Return Fund, Class R6	26,547,285	333,168,425
		383,942,394
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,514,348,108) 98.0%		1,677,483,037

36 | Annual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin Conservative Allocation Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $37,714,682) 2.2%
Money Market Funds 2.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	37,714,682	$37,714,682
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,552,062,790) 100.2%		1,715,197,719
Other Assets, less Liabilities (0.2)%		(3,638,828)
Net Assets 100.0%		$1,711,558,891

See Abbreviations on page 68.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 37

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Moderate Allocation Fund
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.78	$14.59	$13.69	$14.21	$12.93
Income from investment operations[a]:
Net investment income[b,c]	0.34	0.27	0.29	0.30	0.32
Net realized and unrealized gains (losses)	0.32	1.78	0.97	(0.50)	1.22
Total from investment operations	0.66	2.05	1.26	(0.20)	1.54
Less distributions from:
Net investment income	(0.37)	(0.30)	(0.32)	(0.32)	(0.26)
Net realized gains	(0.36)	(0.56)	(0.04)	—	—
Total distributions	(0.73)	(0.86)	(0.36)	(0.32)	(0.26)
Net asset value, end of year	$15.71	$15.78	$14.59	$13.69	$14.21

Total return[d]	4.07%	14.35%	9.34%	(1.49)%	11.97%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.65%	0.61%	0.53%	0.53%	0.53%
Expenses net of waiver and payments by affiliates[e]	0.65%[f]	0.59%	0.50%	0.50%	0.50%
Net investment income[c]	2.08%	1.74%	2.00%	2.15%	2.42%

Supplemental data
Net assets, end of year (000’s)	$1,667,201	$1,636,122	$1,452,659	$1,322,230	$1,119,369
Portfolio turnover rate	17.95%	46.14%	25.36%	19.76%	13.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

38 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.42	$14.28	$13.40	$13.92	$12.68
Income from investment operations[a]:
Net investment income[b,c]	0.21	0.15	0.17	0.19	0.22
Net realized and unrealized gains (losses)	0.31	1.74	0.97	(0.49)	1.18
Total from investment operations	0.52	1.89	1.14	(0.30)	1.40
Less distributions from:
Net investment income	(0.25)	(0.19)	(0.22)	(0.22)	(0.16)
Net realized gains	(0.36)	(0.56)	(0.04)	—	—
Total distributions	(0.61)	(0.75)	(0.26)	(0.22)	(0.16)
Net asset value, end of year	$15.33	$15.42	$14.28	$13.40	$13.92

Total return[d]	3.35%	13.41%	8.51%	(2.17)%	11.10%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.40%	1.36%	1.28%	1.28%	1.28%
Expenses net of waiver and payments by affiliates[e]	1.40%[f]	1.34%	1.25%	1.25%	1.25%
Net investment income[c]	1.33%	0.99%	1.25%	1.40%	1.67%

Supplemental data
Net assets, end of year (000’s)	$716,712	$701,224	$605,490	$554,603	$460,531
Portfolio turnover rate	17.95%	46.14%	25.36%	19.76%	13.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 39

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.73	$14.55	$13.64	$14.17	$12.89
Income from investment operations[a]:
Net investment income[b,c]	0.28	0.22	0.25	0.27	0.30
Net realized and unrealized gains (losses)	0.34	1.78	0.99	(0.51)	1.21
Total from investment operations	0.62	2.00	1.24	(0.24)	1.51
Less distributions from:
Net investment income	(0.33)	(0.26)	(0.29)	(0.29)	(0.23)
Net realized gains	(0.36)	(0.56)	(0.04)	—	—
Total distributions	(0.69)	(0.82)	(0.33)	(0.29)	(0.23)
Net asset value, end of year	$15.66	$15.73	$14.55	$13.64	$14.17

Total return	3.89%	13.97%	9.11%	(1.73)%	11.75%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.90%	0.86%	0.78%	0.78%	0.78%
Expenses net of waiver and payments by affiliates[d]	0.90%[e]	0.84%	0.75%	0.75%	0.75%
Net investment income[c]	1.83%	1.49%	1.75%	1.90%	2.17%

Supplemental data
Net assets, end of year (000’s)	$263,864	$286,688	$274,881	$248,702	$198,936
Portfolio turnover rate	17.95%	46.14%	25.36%	19.76%	13.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

40 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.79	$15.33
Income from investment operations[b]:
Net investment income[c,d]	0.25	0.77
Net realized and unrealized gains (losses)	0.47	0.56
Total from investment operations	0.72	1.33
Less distributions from:
Net investment income	(0.43)	(0.31)
Net realized gains	(0.36)	(0.56)
Total distributions	(0.79)	(0.87)
Net asset value, end of year	$15.72	$15.79

Total return[e]	4.52%	8.93%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.27%	0.44%
Expenses net of waiver and payments by affiliates[g]	0.27%[h]	0.26%
Net investment income[d]	2.46%	2.07%

Supplemental data
Net assets, end of year (000’s)	$4,205	$253
Portfolio turnover rate	17.95%	46.14%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 41

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.79	$14.60	$13.69	$14.22	$12.93
Income from investment operations[a]:
Net investment income[b,c]	0.33	0.32	0.36	0.37	0.36
Net realized and unrealized gains (losses)	0.37	1.76	0.95	(0.55)	1.22
Total from investment operations	0.70	2.08	1.31	(0.18)	1.58
Less distributions from:
Net investment income	(0.41)	(0.33)	(0.36)	(0.35)	(0.29)
Net realized gains	(0.36)	(0.56)	(0.04)	—	—
Total distributions	(0.77)	(0.89)	(0.40)	(0.35)	(0.29)
Net asset value, end of year	$15.72	$15.79	$14.60	$13.69	$14.22

Total return	4.39%	14.56%	9.61%	(1.24)%	12.31%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.40%	0.36%	0.28%	0.28%	0.28%
Expenses net of waiver and payments by affiliates[d]	0.40%[e]	0.34%	0.25%	0.25%	0.25%
Net investment income[c]	2.33%	1.99%	2.25%	2.40%	2.67%

Supplemental data
Net assets, end of year (000’s)	$87,612	$159,303	$123,176	$78,605	$39,641
Portfolio turnover rate	17.95%	46.14%	25.36%	19.76%	13.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.64% for the year ended December 31, 2014.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

42 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin Moderate Allocation Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.2%
[a]Franklin K2 Alternative Strategies Fund, Class R6	8,440,420	$91,409,752
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	3,091,053	22,966,524
		114,376,276
Domestic Equity 40.4%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	154,628	26,528,015
[a,b]Franklin DynaTech Fund, Class R6	3,004,368	141,535,786
[a,b]Franklin Flex Cap Growth Fund, Class R6	743,400	38,262,796
[a]Franklin Growth Fund, Class R6	4,951,261	370,156,289
[a,b]Franklin Growth Opportunities Fund, Class R6	2,052,803	67,455,092
[a]Franklin Real Estate Securities Fund, Class R6	2,056,811	45,311,541
[a]Franklin Rising Dividends Fund, Class R6	4,519,492	235,013,576
[a,b]Franklin Small Cap Growth Fund, Class R6	1,279,158	24,879,634
[a]Franklin Utilities Fund, Class R6	6,017,739	107,476,817
iShares Core S&P 500 ETF	133,574	27,636,461
iShares S&P 500 Value ETF	247,000	23,161,190
		1,107,417,197
Domestic Fixed Income 20.8%
[a]Franklin Low Duration Total Return Fund, Class R6	24,381,041	244,541,843
[a]Franklin Strategic Income Fund, Class R6	10,933,688	109,446,214
[a]Franklin U.S. Government Securities Fund Class R6	21,347,055	139,182,800
iShares Intermediate Credit Bond ETF	696,110	76,105,707
		569,276,564
Foreign Equity 17.2%
[a]Franklin International Small Cap Growth Fund, Class R6	4,803,065	86,791,387
[a]Franklin Mutual European Fund, Class R6	5,859,326	122,166,950
iShares Global Infrastructure ETF	691,049	29,127,715
iShares MSCI All Country Asia ex Japan ETF	375,382	22,872,025
[a]Templeton China World Fund, Class R6	849,235	26,088,487
[a]Templeton Foreign Fund, Class R6	15,608,526	107,230,572
[a]Templeton Frontier Markets Fund, Class R6	3,282,634	47,237,105
WisdomTree Japan Hedged Equity Fund ETF (Japan)	605,475	29,807,534
		471,321,775
Foreign Fixed Income 15.5%
[a]Franklin Emerging Market Debt Opportunities Fund	5,406,119	57,358,919
[a]Templeton Global Total Return Fund, Class R6	29,238,206	366,939,485
		424,298,404
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,288,583,268) 98.1%		2,686,690,216

franklintempleton.com Annual Report | 43

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin Moderate Allocation Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $60,252,907) 2.2%
Money Market Funds 2.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	60,252,907	$60,252,907
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,348,836,175) 100.3%		2,746,943,123
Other Assets, less Liabilities (0.3)%		(7,348,376)
Net Assets 100.0%		$2,739,594,747

See Abbreviations on page 68.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

44 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Growth Allocation Fund
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.40	$15.81	$14.53	$15.25	$13.51
Income from investment operations[a]:
Net investment income[b,c]	0.24	0.19	0.21	0.22	0.27
Net realized and unrealized gains (losses)	0.67	3.09	1.32	(0.70)	1.66
Total from investment operations	0.91	3.28	1.53	(0.48)	1.93
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.29)	(0.25)	(0.25)	(0.24)	(0.19)
Net realized gains	(0.45)	(0.44)	—	—	—
Total distributions	(0.74)	(0.69)	(0.25)	(0.24)	(0.19)
Net asset value, end of year	$18.57	$18.40	$15.81	$14.53	$15.25

Total return[d]	4.95%	20.98%	10.52%	(3.15)%	14.31%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.68%	0.65%	0.55%	0.54%	0.55%
Expenses net of waiver and payments by affiliates[e]	0.63%	0.59%	0.50%	0.50%	0.50%
Net investment income[c]	1.25%	1.10%	1.34%	1.49%	1.93%

Supplemental data
Net assets, end of year (000’s)	$887,856	$814,901	$655,585	$568,998	$498,511
Portfolio turnover rate	17.55%	30.45%	31.36%	20.19%	17.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 45

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.00	$15.50	$14.25	$14.97	$13.28
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.06	0.09	0.11	0.16
Net realized and unrealized gains (losses)	0.67	3.01	1.29	(0.69)	1.62
Total from investment operations	0.76	3.07	1.38	(0.58)	1.78
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.16)	(0.13)	(0.13)	(0.14)	(0.09)
Net realized gains	(0.45)	(0.44)	—	—	—
Total distributions	(0.61)	(0.57)	(0.13)	(0.14)	(0.09)
Net asset value, end of year	$18.15	$18.00	$15.50	$14.25	$14.97

Total return[d]	4.21%	20.04%	9.71%	(3.91)%	13.44%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.43%	1.40%	1.30%	1.29%	1.30%
Expenses net of waiver and payments by affiliates[e]	1.38%	1.34%	1.25%	1.25%	1.25%
Net investment income[c]	0.50%	0.35%	0.59%	0.74%	1.18%

Supplemental data
Net assets, end of year (000’s)	$336,213	$309,869	$241,787	$218,071	$192,597
Portfolio turnover rate	17.55%	30.45%	31.36%	20.19%	17.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

46 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.18	$15.63	$14.37	$15.09	$13.38
Income from investment operations[a]:
Net investment income[b,c]	0.17	0.14	0.16	0.19	0.25
Net realized and unrealized gains (losses)	0.68	3.05	1.31	(0.70)	1.63
Total from investment operations	0.85	3.19	1.47	(0.51)	1.88
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.24)	(0.20)	(0.21)	(0.21)	(0.17)
Net realized gains	(0.45)	(0.44)	—	—	—
Total distributions	(0.69)	(0.64)	(0.21)	(0.21)	(0.17)
Net asset value, end of year	$18.34	$18.18	$15.63	$14.37	$15.09

Total return	4.72%	20.67%	10.22%	(3.40)%	14.02%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.93%	0.90%	0.80%	0.79%	0.80%
Expenses net of waiver and payments by affiliates[d]	0.88%	0.84%	0.75%	0.75%	0.75%
Net investment income[c]	1.00%	0.85%	1.09%	1.24%	1.68%

Supplemental data
Net assets, end of year (000’s)	$182,211	$192,361	$169,873	$147,126	$120,070
Portfolio turnover rate	17.55%	30.45%	31.36%	20.19%	17.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 47

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.44	$16.88
Income from investment operations[b]:
Net investment income[c,d]	0.15	0.62
Net realized and unrealized gains (losses)	0.83	1.68
Total from investment operations	0.98	2.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.36)	(0.30)
Net realized gains	(0.45)	(0.44)
Total distributions	(0.81)	(0.74)
Net asset value, end of year	$18.61	$18.44

Total return[e]	5.38%	13.88%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.28%	0.95%
Expenses net of waiver and payments by affiliates[g]	0.23%	0.22%
Net investment income[d]	1.65%	1.47%

Supplemental data
Net assets, end of year (000’s)	$1,755	$42
Portfolio turnover rate	17.55%	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

48 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.45	$15.85	$14.56	$15.28	$13.53
Income from investment operations[a]:
Net investment income[b,c]	0.27	0.24	0.25	0.32	0.30
Net realized and unrealized gains (losses)	0.68	3.09	1.32	(0.76)	1.68
Total from investment operations	0.95	3.33	1.57	(0.44)	1.98
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.33)	(0.29)	(0.28)	(0.28)	(0.23)
Net realized gains	(0.45)	(0.44)	—	—	—
Total distributions	(0.78)	(0.73)	(0.28)	(0.28)	(0.23)
Net asset value, end of year	$18.62	$18.45	$15.85	$14.56	$15.28

Total return	5.23%	21.26%	10.84%	(2.90)%	14.61%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.43%	0.40%	0.30%	0.29%	0.30%
Expenses net of waiver and payments by affiliates[d]	0.38%	0.34%	0.25%	0.25%	0.25%
Net investment income[c]	1.50%	1.35%	1.59%	1.74%	2.18%

Supplemental data
Net assets, end of year (000’s)	$52,520	$74,808	$55,810	$48,957	$23,313
Portfolio turnover rate	17.55%	30.45%	31.36%	20.19%	17.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 49

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin Growth Allocation Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,373,496	$47,364,966
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,700,201	12,632,494
		59,997,460
Domestic Equity 57.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	114,089	19,573,050
[a,b]Franklin DynaTech Fund, Class R6	2,381,776	112,205,482
[a,b]Franklin Flex Cap Growth Fund, Class R6	553,699	28,498,910
[a]Franklin Growth Fund, Class R6	3,643,163	272,362,882
[a,b]Franklin Growth Opportunities Fund, Class R6	1,695,447	55,712,382
[a]Franklin Real Estate Securities Fund, Class R6	1,636,731	36,057,180
[a]Franklin Rising Dividends Fund, Class R6	3,474,131	180,654,802
[a,b]Franklin Small Cap Growth Fund, Class R6	926,004	18,010,785
[a]Franklin Utilities Fund, Class R6	4,343,712	77,578,703
iShares Core S&P 500 ETF	71,082	14,706,866
iShares S&P 500 Value ETF	190,400	17,853,808
		833,214,850
Domestic Fixed Income 6.3%
[a]Franklin Low Duration Total Return Fund, Class R6	3,975,400	39,873,265
[a]Franklin Strategic Income Fund, Class R6	1,764,319	17,660,832
[a]Franklin U.S. Government Securities Fund, Class R6	3,238,824	21,117,136
iShares Intermediate Credit Bond ETF	127,695	13,960,894
		92,612,127
Foreign Equity 25.8%
[a]Franklin International Small Cap Growth Fund, Class R6	4,005,934	72,387,228
[a]Franklin Mutual European Fund, Class R6	4,512,129	94,077,882
iShares Global Infrastructure ETF	501,860	21,153,399
iShares MSCI All Country Asia ex Japan ETF	281,524	17,153,257
[a]Templeton China World Fund, Class R6	712,145	21,877,086
[a]Templeton Foreign Fund, Class R6	12,506,005	85,916,251
[a]Templeton Frontier Markets Fund, Class R6	2,951,132	42,466,788
WisdomTree Japan Hedged Equity Fund ETF (Japan)	451,450	22,224,883
		377,256,774
Foreign Fixed Income 4.7%
[a]Franklin Emerging Market Debt Opportunities Fund	846,174	8,977,910
[a]Templeton Global Total Return Fund, Class R6	4,704,538	59,041,947
		68,019,857
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,124,772,071) 98.0%		1,431,101,068

50 | Annual Report

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin Growth Allocation Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $36,145,952) 2.5%
Money Market Funds 2.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	36,145,952	$36,145,952
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,160,918,023) 100.5%		1,467,247,020
Other Assets, less Liabilities (0.5)%		(6,691,818)
Net Assets 100.0%		$1,460,555,202

See Abbreviations on page 68.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 51

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
December 31, 2014

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Cost - Underlying Funds (Note 3f)	$1,434,224,832	$2,157,559,031	$1,063,122,667
Cost - Exchange traded funds	117,837,958	191,277,144	97,795,356
Total cost of investments	$1,552,062,790	$2,348,836,175	$1,160,918,023
Value - Underlying Funds (Note 3f)	$1,590,799,430	$2,538,232,491	$1,360,193,913
Value - Exchange traded funds	124,398,289	208,710,632	107,053,107
Total value of investments	1,715,197,719	2,746,943,123	1,467,247,020
Receivables from capital shares sold	4,747,662	5,866,272	2,941,450
Other assets	466	240	834
Total assets	1,719,945,847	2,752,809,635	1,470,189,304
Liabilities:
Payables:
Capital shares redeemed	6,101,734	9,586,779	7,749,479
Asset allocation fees	361,727	725,052	303,530
Distribution fees	1,439,888	2,126,420	1,088,008
Transfer agent fees	404,222	653,341	408,828
Accrued expenses and other liabilities	79,385	123,296	84,257
Total liabilities	8,386,956	13,214,888	9,634,102
Net assets, at value	$1,711,558,891	$2,739,594,747	$1,460,555,202
Net assets consist of:
Paid-in capital	$1,518,442,545	$2,270,630,363	$1,104,483,334
Undistributed net investment income	621,870	757,764	230,989
Net unrealized appreciation (depreciation)	163,134,929	398,106,948	306,328,997
Accumulated net realized gain (loss)	29,359,547	70,099,672	49,511,882
Net assets, at value	$1,711,558,891	$2,739,594,747	$1,460,555,202

52 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2014

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$910,522,884	$1,667,200,840	$887,856,169
Shares outstanding	62,664,036	106,103,467	47,819,227
Net asset value per share[a]	$14.53	$15.71	$18.57
Maximum offering price per share (net asset value per share ÷ 94.25%)	$15.42	$16.67	$19.70
Class C:
Net assets, at value	$549,222,022	$716,712,187	$336,213,490
Shares outstanding	38,487,813	46,754,168	18,527,961
Net asset value and maximum offering price per share[a]	$14.27	$15.33	$18.15
Class R:
Net assets, at value	$159,896,967	$263,864,174	$182,211,334
Shares outstanding	11,045,616	16,853,151	9,932,738
Net asset value and maximum offering price per share	$14.48	$15.66	$18.34
Class R6:
Net assets, at value	$1,653,931	$4,205,330	$1,754,537
Shares outstanding	113,936	267,597	94,256
Net asset value and maximum offering price per share	$14.52	$15.72	$18.61
Advisor Class:
Net assets, at value	$90,263,087	$87,612,216	$52,519,672
Shares outstanding	6,216,759	5,573,425	2,820,058
Net asset value and maximum offering price per share	$14.52	$15.72	$18.62

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 53

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the year ended December 31, 2014

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$53,529,538	$71,287,655	$24,813,570
Exchange traded funds	2,614,301	4,365,577	2,223,110
Total investment income	56,143,839	75,653,232	27,036,680
Expenses:
Asset allocation fees (Note 3a)	4,256,965	6,962,102	3,599,725
Distribution fees: (Note 3c)
Class A	2,235,802	4,159,981	2,150,444
Class C	5,413,699	7,131,479	3,238,986
Class R	824,531	1,388,991	949,498
Transfer agent fees: (Note 3e)
Class A	962,114	2,082,763	1,318,721
Class C	582,666	894,201	497,776
Class R	177,757	347,729	291,140
Class R6	379	406	373
Advisor Class	106,717	138,003	82,776
Custodian fees (Note 4)	959	1,631	1,292
Reports to shareholders	120,651	245,749	157,128
Registration and filing fees	153,254	174,936	142,042
Professional fees	36,514	45,582	34,980
Trustees’ fees and expenses	11,565	19,091	9,748
Other	24,343	31,978	23,549
Total expenses	14,907,916	23,624,622	12,498,178
Expenses waived/paid by affiliates (Note 3f and 3g)	(18,580)	(22,838)	(653,857)
Net expenses	14,889,336	23,601,784	11,844,321
Net investment income	41,254,503	52,051,448	15,192,359
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	11,912,665	37,917,930	13,034,075
Exchange traded funds	3,481,410	10,965,766	10,489,164
Realized gain distributions:
Underlying Funds (Note 3f)	25,211,449	53,643,291	40,133,816
Exchange traded funds	1,269,227	2,892,639	2,156,789
Net realized gain (loss)	41,874,751	105,419,626	65,813,844
Net change in unrealized appreciation (depreciation) on investments	(31,156,451)	(49,648,092)	(13,542,414)
Net realized and unrealized gain (loss)	10,718,300	55,771,534	52,271,430
Net increase (decrease) in net assets resulting from operations	$51,972,803	$107,822,982	$67,463,789

54 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin		Franklin
	Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$41,254,503	$29,532,617	$52,051,448	$40,028,995
Net realized gain (loss) from Underlying Funds and
exchange traded funds	41,874,751	56,797,254	105,419,626	97,896,068
Net change in unrealized appreciation (depreciation) on
investments	(31,156,451)	66,495,988	(49,648,092)	205,334,754
Net increase (decrease) in net assets resulting from
operations	51,972,803	152,825,859	107,822,982	343,259,817
Distributions to shareholders from:
Net investment income:
Class A	(25,413,629)	(18,555,162)	(38,129,297)	(29,637,604)
Class C	(11,597,319)	(7,621,157)	(11,485,730)	(8,164,625)
Class R	(4,141,289)	(3,249,730)	(5,440,637)	(4,633,673)
Class R6	(92,864)	(531)	(289,973)	(3,234)
Advisor Class	(2,859,868)	(2,354,598)	(2,392,681)	(3,157,309)
Net realized gains:
Class A	(11,696,465)	(29,718,910)	(36,890,069)	(55,661,234)
Class C	(7,240,053)	(17,962,378)	(16,239,360)	(24,264,814)
Class R	(2,164,890)	(5,876,783)	(6,067,607)	(10,097,511)
Class R6	(82,538)	(871)	(512,949)	(4,773)
Advisor Class	(1,273,888)	(3,430,085)	(2,391,120)	(5,236,475)
Total distributions to shareholders	(66,562,803)	(88,770,205)	(119,839,423)	(140,861,252)
Capital share transactions: (Note 2)
Class A	46,732,968	43,179,624	38,831,164	63,691,660
Class B	—	(904,216)	—	(1,651,045)
Class C	29,536,406	53,442,005	19,655,378	45,811,134
Class R	(5,759,784)	(18,951,319)	(21,890,340)	(10,367,488)
Class R6	1,518,695	38,095	3,122,327	255,599
Advisor Class	(14,796,952)	16,347,438	(71,697,229)	25,631,305
Total capital share transactions	57,231,333	93,151,627	(31,978,700)	123,371,165
Net increase (decrease) in net assets	42,641,333	157,207,281	(43,995,141)	325,769,730
Net assets:
Beginning of year	1,668,917,558	1,511,710,277	2,783,589,888	2,457,820,158
End of year	$1,711,558,891	$1,668,917,558	$2,739,594,747	$2,783,589,888
Undistributed net investment income included in net assets:
End of year	$621,870	$509,099	$757,764	$289,882

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 55

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund
	Year Ended December 31,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$15,192,359	$11,439,289
Net realized gain (loss) from Underlying Funds and exchange traded funds	65,813,844	45,251,728
Net change in unrealized appreciation (depreciation) on investments	(13,542,414)	179,089,166
Net increase (decrease) in net assets resulting from operations	67,463,789	235,780,183
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds:
Class A	(13,601,930)	(10,678,620)
Class C	(2,879,304)	(2,162,450)
Class R	(2,339,058)	(2,126,044)
Class R6	(39,682)	(679)
Advisor Class	(919,862)	(1,145,252)
Net realized gains:
Class A	(20,800,818)	(18,869,198)
Class C	(8,037,905)	(7,282,401)
Class R	(4,570,619)	(4,676,994)
Class R6	(401,855)	(551)
Advisor Class	(1,273,439)	(1,735,561)
Total distributions to shareholders	(54,864,472)	(48,677,750)
Capital share transactions: (Note 2)
Class A	65,731,634	49,959,476
Class B	—	(652,170)
Class C	23,942,365	27,297,861
Class R	(11,877,769)	(4,719,075)
Class R6	943,402	41,939
Advisor Class	(22,765,242)	9,263,274
Total capital share transactions	55,974,390	81,191,305
Net increase (decrease) in net assets	68,573,707	268,293,738
Net assets:
Beginning of year	1,391,981,495	1,123,687,757
End of year	$1,460,555,202	$1,391,981,495
Undistributed net investment income included in net assets:
End of year	$230,989	$458,782

56 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, the following name changes occurred:

Former Trust Name
Franklin Templeton Fund Allocator Series
New Trust Name
Franklin Fund Allocator Series

Former Fund Name
Franklin Templeton Conservative Allocation Fund
Franklin Templeton Moderate Allocation Fund
Franklin Templeton Growth Allocation Fund
New Fund Name
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin		Franklin
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2014
Shares sold	15,046,528	$222,808,539	19,016,916	$303,942,553
Shares issued in reinvestment of distributions	2,451,981	36,036,838	4,609,341	73,314,303
Shares redeemed	(14,327,217)	(212,112,409)	(21,174,769)	(338,425,692)
Net increase (decrease)	3,171,292	$46,732,968	2,451,488	$38,831,164
Year ended December 31, 2013
Shares sold	16,648,117	$241,733,382	23,365,779	$357,653,902
Shares issued in reinvestment of distributions	3,237,446	46,660,415	5,438,812	83,418,945
Shares redeemed	(16,899,845)	(245,214,173)	(24,694,524)	(377,381,187)
Net increase (decrease)	2,985,718	$43,179,624	4,110,067	$63,691,660

58 | Annual Report			franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
		NOTES TO FINANCIAL STATEMENTS

	Franklin		Franklin
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class B Shares:
Year ended December 31, 2013[a]
Shares redeemed	(63,132)	$(904,216)	(110,413)	$(1,651,045)

Class C Shares:
Year ended December 31, 2014
Shares sold	7,714,900	$112,098,574	7,476,837	$116,581,397
Shares issued in reinvestment of distributions	1,234,859	17,819,734	1,711,464	26,546,906
Shares redeemed	(6,904,369)	(100,381,902)	(7,913,190)	(123,472,925)
Net increase (decrease)	2,045,390	$29,536,406	1,275,111	$19,655,378
Year ended December 31, 2013
Shares sold	10,404,962	$148,391,933	9,545,102	$142,928,615
Shares issued in reinvestment of distributions	1,710,659	24,249,619	2,064,905	30,964,427
Shares redeemed	(8,359,797)	(119,199,547)	(8,545,817)	(128,081,908)
Net increase (decrease)	3,755,824	$53,442,005	3,064,190	$45,811,134

Class R Shares:
Year ended December 31, 2014
Shares sold	2,580,624	$38,099,760	2,707,148	$43,151,286
Shares issued in reinvestment of distributions	417,661	6,118,512	707,204	11,208,510
Shares redeemed	(3,388,627)	(49,978,056)	(4,786,277)	(76,250,136)
Net increase (decrease)	(390,342)	$(5,759,784)	(1,371,925)	$(21,890,340)
Year ended December 31, 2013
Shares sold	2,549,498	$36,820,589	3,346,085	$51,038,389
Shares issued in reinvestment of distributions	617,855	8,869,826	936,657	14,306,271
Shares redeemed	(4,473,929)	(64,641,734)	(4,956,052)	(75,712,148)
Net increase (decrease)	(1,306,576)	$(18,951,319)	(673,310)	$(10,367,488)

Class R6 Shares:
Year ended December 31, 2014
Shares sold[b]	648,287	$9,542,433	2,720,251	$43,024,597
Shares issued on reinvestment of distributions	11,847	175,294	50,054	802,806
Shares redeemed	(548,760)	(8,199,032)	(2,518,732)	(40,705,076)
Net increase (decrease)	111,374	$1,518,695	251,573	$3,122,327
Year ended December 31, 2013[c]
Shares sold	2,487	$36,994	16,103	$256,949
Shares issued in reinvestment of distributions	76	1,113	490	7,723
Shares redeemed	(1)	(12)	(569)	(9,073)
Net increase (decrease)	2,562	$38,095	16,024	$255,599

Advisor Class Shares:
Year ended December 31, 2014
Shares sold	1,229,855	$18,227,617	1,859,022	$29,661,699
Shares issued in reinvestment of distributions	270,947	3,982,836	287,474	4,580,070
Shares redeemed[b]	(2,501,544)	(37,007,405)	(6,662,568)	(105,938,998)
Net increase (decrease)	(1,000,742)	$(14,796,952)	(4,516,072)	$(71,697,229)
Year ended December 31, 2013
Shares sold	2,194,831	$31,959,893	3,813,226	$58,650,719
Shares issued in reinvestment of distributions	388,262	5,596,792	532,699	8,178,878
Shares redeemed	(1,462,820)	(21,209,247)	(2,694,741)	(41,198,292)
Net increase (decrease)	1,120,273	$16,347,438	1,651,184	$25,631,305

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)
	Franklin
	Growth Allocation Fund
	Shares	Amount

Class A Shares:
Year ended December 31, 2014
Shares sold	10,003,322	$186,802,241
Shares issued in reinvestment of distributions	1,798,598	33,718,676
Shares redeemed	(8,279,846)	(154,789,283)
Net increase (decrease)	3,522,074	$65,731,634
Year ended December 31, 2013
Shares sold	10,809,201	$185,467,878
Shares issued in reinvestment of distributions	1,638,582	28,875,048
Shares redeemed	(9,615,479)	(164,383,450)
Net increase (decrease)	2,832,304	$49,959,476

Class B Shares:
Year ended December 31, 2013[a]
Shares redeemed	(40,287)	$(652,170)

Class C Shares:
Year ended December 31, 2014
Shares sold	3,313,242	$60,304,468
Shares issued in reinvestment of distributions	576,629	10,564,815
Shares redeemed	(2,572,650)	(46,926,918)
Net increase (decrease)	1,317,221	$23,942,365
Year ended December 31, 2013
Shares sold	3,998,222	$66,960,234
Shares issued in reinvestment of distributions	532,128	9,100,139
Shares redeemed	(2,915,582)	(48,762,512)
Net increase (decrease)	1,614,768	$27,297,861

Class R Shares:
Year ended December 31, 2014
Shares sold	1,618,817	$29,808,390
Shares issued in reinvestment of distributions	363,625	6,737,449
Shares redeemed	(2,630,686)	(48,423,608)
Net increase (decrease)	(648,244)	$(11,877,769)
Year ended December 31, 2013
Shares sold	2,061,293	$35,052,772
Shares issued in reinvestment of distributions	380,554	6,597,953
Shares redeemed	(2,726,900)	(46,369,800)
Net increase (decrease)	(285,053)	$(4,719,075)

Class R6 Shares:
Year ended December 31, 2014
Shares sold[b]	1,473,569	$27,194,749
Shares issued on reinvestment of distributions	23,325	441,444
Shares redeemed	(1,404,939)	(26,692,791)
Net increase (decrease)	91,955	$943,402
Year ended December 31, 2013[c]
Shares sold	2,563	$46,761
Shares issued in reinvestment of distributions	55	1,008
Shares redeemed	(317)	(5,830)
Net increase (decrease)	2,301	$41,939

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

	Franklin
	Growth Allocation Fund
	Shares	Amount

Advisor Class Shares:
Year ended December 31, 2014
Shares sold	825,057	$15,541,571
Shares issued in reinvestment of distributions	112,789	2,122,032
Shares redeemed[b]	(2,173,232)	(40,428,845)
Net increase (decrease)	(1,235,386)	$(22,765,242)
Year ended December 31, 2013
Shares sold	1,592,462	$27,354,738
Shares issued in reinvestment of distributions	161,096	2,853,350
Shares redeemed	(1,219,870)	(20,944,814)
Net increase (decrease)	533,688	$9,263,274

aEffective March 1, 2013, all Class B shares were converted to Class A.
bEffective January 8, 2014, a portion of Advisor Class shares were exchanged into Class R6.
cFor the period May 1, 2013 (effective date) to December 31, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$642,167	$1,124,425	$732,223
CDSC retained	$51,627	$72,268	$34,338

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Transfer agent fees	$708,633	$1,381,454	$978,498

f. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted on the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

Investments in Underlying Funds for the year ended December 31, 2014, were as follows:

										% of
										Underlying
	Number of				Number of					Fund Shares
	Shares Held				Shares					Outstanding
	at Beginning		Gross	Gross	Held at End	Value at End	Investment	Realized		Held at End
Underlying Funds	of Year		Additions	Reductions	of Year	of Year	Income	Gain (Loss)		of Year
Franklin Conservative Allocation
Fund
Franklin Biotechnology Discovery
Fund, Class R6	70,478		2,655	(4,560)	68,573	$11,764,411	$—	$615,537	[a]	0.67%
Franklin DynaTech Fund,
Class R6	1,542,287		49,130	(103,584)	1,487,833	70,091,831	—	3,144,069	[a]	2.85%
Franklin Emerging Market Debt
Opportunities Fund[b]	4,282,736		579,941	(77,194)	4,785,483	50,773,969	3,987,429	170,970	[a]	8.48%
Franklin Flex Cap Growth Fund,
Class R6	654,116		98,284	(433,789)	318,611	16,398,932	—	10,085,117		0.47%
Franklin Growth Fund, Class R6	2,427,862		14,173	(166,683)	2,275,352	170,105,292	1,055,292	3,329,713	[a]	1.51%
Franklin Growth Opportunities Fund,
Class R6	832,154		135,330	(51,149)	916,335	30,110,755	—	652,552		2.80%
Franklin International Growth Fund,
Class R6	411,292		—	(411,292)	—	—[c]	—	429,932	[a]	—
Franklin International Small Cap
Growth Fund, Class R6	1,903,062		437,654	(137,098)	2,203,618	39,819,384	684,105	3,282,431		2.47%
Franklin K2 Alternative Strategies
Fund, Class R6	—		5,202,283	—	5,202,283	56,340,726	490,950	—		10.70%
Franklin Low Duration Total Return
Fund, Class R6	16,065,074		5,378,928	(310,568)	21,133,434	211,968,347	4,749,542	(11,684)		8.60%
Franklin MicroCap Value Fund,
Class R6	281,183		—	(281,183)	—	—[c]	—	4,332,284	[a]	—
Franklin Mutual European Fund,
Class R6[d]	2,562,801		337,954	(175,274)	2,725,481	56,826,277	1,700,590	5,242,808		2.23%
Franklin Pelagos Commodities
Strategy Fund, Class R6	4,186,808	[e]	—	(2,337,744)	1,849,064	13,738,545	—	(3,635,013)		24.26%
Franklin Pelagos Managed Futures
Strategy Fund	413,012		—	(413,012)	—	—[c]	—	(370,519)		—
Franklin Real Estate Securities Fund,
Class R6	933,773		16,500	(66,636)	883,637	19,466,527	330,323	217,353	[a]	3.35%
Franklin Rising Dividends Fund,
Class R6	2,241,682		54,379	(153,434)	2,142,627	111,416,580	1,715,665	2,739,371	[a]	0.64%
Franklin Small Cap Growth Fund,
Class R6	333,547		265,658	(29,853)	569,352	11,073,895	—	466,356	[a]	0.39%
Franklin Strategic Income Fund,
Class R6	8,896,562		975,514	(172,884)	9,699,192	97,088,910	5,348,641	903,990		1.09%
Franklin U.S. Government Securities
Fund, Class R6	29,684,395		1,605,551	(11,909,990)	19,379,956	126,357,314	7,033,272	(2,524,151)[a]		1.94%
Franklin Utilities Fund, Class R6	2,817,003		139,095	(471,430)	2,484,668	44,376,163	1,353,120	2,501,669		0.70%
Institutional Fiduciary Trust Money
Market Portfolio	27,602,955		207,121,266	(197,009,539)	37,714,682	37,714,682	—	—		0.22%
Templeton China World Fund,
Class R6	384,726		56,768	(21,688)	419,806	12,896,451	209,727	1,516,654	[a]	2.10%
Templeton Foreign Fund,
Class R6	8,095,742		472,780	(1,326,259)	7,242,263	49,754,348	1,680,863	2,738,432	[a]	0.77%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

f. Investments in Underlying Funds (continued)

										% of
										Underlying
	Number of				Number of					Fund Shares
	Shares Held				Shares					Outstanding
	at Beginning		Gross	Gross	Held at End	Value at End	Investment	Realized		Held at End
Underlying Funds	of Year		Additions	Reductions	of Year	of Year	Income	Gain (Loss)		of Year
Franklin Conservative Allocation
Fund (continued)
Templeton Frontier Markets Fund,
Class R6	1,349,082		102,404	(93,066)	1,358,420	$19,547,666	$786,894	$794,631	[a]	1.97%
Templeton Global Total Return Fund,
Class R6	21,390,143		5,550,361	(393,219)	26,547,285	333,168,425	22,403,125	501,612	[a]	3.83%
Total						$1,590,799,430	$53,529,538	$37,124,114

Franklin Moderate Allocation Fund
Franklin Biotechnology Discovery
Fund, Class R6	162,161		6,032	(13,565)	154,628	$26,528,015	$—	$1,398,499	[a]	1.51%
Franklin DynaTech Fund,
Class R6	3,173,969		100,301	(269,902)	3,004,368	141,535,786	—	6,491,859	[a]	5.76%
Franklin Emerging Market Debt
Opportunities Fund[b]	5,193,280		631,700	(418,861)	5,406,119	57,358,919	4,504,565	149,439		9.58%
Franklin Flex Cap Growth Fund,
Class R6	1,559,426		231,895	(1,047,921)	743,400	38,262,796	—	24,178,741	[a]	1.10%
Franklin Growth Fund, Class R6	5,437,223		31,180	(517,142)	4,951,261	370,156,289	2,321,667	8,900,113		3.29%
Franklin Growth Opportunities Fund,
Class R6	1,885,229		324,361	(156,787)	2,052,803	67,455,092	—	1,532,341	[a]	6.28%
Franklin International Growth Fund,
Class R6	921,804		—	(921,804)	—	—[c]	—	965,428	[a]	—
Franklin International Small Cap
Growth Fund, Class R6	4,223,679		964,355	(384,969)	4,803,065	86,791,387	1,502,125	7,420,081		5.38%
Franklin K2 Alternative Strategies
Fund, Class R6	—		8,695,467	(255,047)	8,440,420	91,409,752	796,539	52,908		17.36%
Franklin Low Duration Total Return
Fund, Class R6	19,675,358		6,338,879	(1,633,196)	24,381,041	244,541,843	5,585,016	(51,264)		9.92%
Franklin MicroCap Value Fund,
Class R6	604,171		—	(604,171)	—	—[c]	—	9,266,519	[a]	—
Franklin Mutual European Fund,
Class R6[d]	5,648,509		729,123	(518,306)	5,859,326	122,166,950	3,667,586	11,229,914	[a]	4.79%
Franklin Pelagos Commodities
Strategy Fund, Class R6	5,209,062	[e]	—	(2,118,009)	3,091,053	22,966,524	—	(3,391,716)		40.56%
Franklin Pelagos Managed Futures
Strategy Fund	511,630		—	(511,630)	—	—[c]	—	(802,743)		—
Franklin Real Estate Securities Fund,
Class R6	2,199,870		38,531	(181,590)	2,056,811	45,311,541	771,442	525,942		7.79%
Franklin Rising Dividends Fund,
Class R6	4,856,020		115,750	(452,278)	4,519,492	235,013,576	3,647,677	6,399,413	[a]	1.35%
Franklin Small Cap Growth Fund,
Class R6	724,816		648,159	(93,817)	1,279,158	24,879,634	—	1,056,680	[a]	0.87%
Franklin Strategic Income Fund,
Class R6	10,670,983		1,158,186	(895,481)	10,933,688	109,446,214	6,144,656	1,136,169	[a]	1.22%
Franklin U.S. Government Securities
Fund, Class R6	35,178,492		1,536,910	(15,368,347)	21,347,055	139,182,800	8,031,535	(2,874,645)		2.13%
Franklin Utilities Fund, Class R6	6,924,389		340,058	(1,246,708)	6,017,739	107,476,817	3,304,126	6,090,893	[a]	1.70%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

										% of
										Underlying
	Number of				Number of					Fund Shares
	Shares Held				Shares					Outstanding
	at Beginning		Gross	Gross	Held at End	Value at End	Investment	Realized		Held at End
Underlying Funds	of Year		Additions	Reductions	of Year	of Year	Income	Gain (Loss)		of Year
Franklin Moderate Allocation Fund
(continued)
Institutional Fiduciary Trust Money
Market Portfolio	41,441,411		402,155,570	(383,344,074)	60,252,907	$60,252,907	$—	$—		0.35%
Templeton China World Fund,
Class R6	798,094		115,250	(64,109)	849,235	26,088,487	425,785	3,219,520	[a]	4.26%
Templeton Foreign Fund,
Class R6	18,004,006		1,022,644	(3,418,124)	15,608,526	107,230,572	3,635,781	6,674,985		1.66%
Templeton Frontier Markets Fund,
Class R6	3,315,755		249,297	(282,418)	3,282,634	47,237,105	1,915,647	2,131,947		4.76%
Templeton Global Total Return Fund,
Class R6	25,067,740		6,255,042	(2,084,576)	29,238,206	366,939,485	25,033,508	(139,802)		4.21%
Total						$2,538,232,491	$71,287,655	$91,561,221

Franklin Growth Allocation Fund
Franklin Biotechnology Discovery
Fund, Class R6	108,957		8,168	(3,036)	114,089	$19,573,050	$—	$770,603	[a]	1.12%
Franklin DynaTech Fund,
Class R6	2,288,810		156,781	(63,815)	2,381,776	112,205,482	—	3,826,555	[a]	4.57%
Franklin Emerging Market Debt
Opportunities Fund[b]	865,398		176,660	(195,884)	846,174	8,977,910	756,060	(65,581)[a]		1.50%
Franklin Flex Cap Growth Fund,
Class R6	1,052,942		202,136	(701,379)	553,699	28,498,910	—	14,443,713	[a]	0.82%
Franklin Growth Fund, Class R6	3,598,914		145,171	(100,922)	3,643,163	272,362,882	1,678,257	378,927		2.42%
Franklin Growth Opportunities Fund,
Class R6	1,441,104		294,640	(40,297)	1,695,447	55,712,382	—	1,146,349	[a]	5.19%
Franklin International Growth Fund,
Class R6	679,931		18,709	(698,640)	—	—[c]	—	698,519		—
Franklin International Small Cap
Growth Fund, Class R6	3,218,100		877,759	(89,925)	4,005,934	72,387,228	1,235,228	6,219,089	[a]	4.48%
Franklin K2 Alternative Strategies
Fund, Class R6	—		4,373,496	—	4,373,496	47,364,966	412,735	—		9.00%
Franklin Low Duration Total Return
Fund, Class R6	3,219,778		1,547,461	(791,839)	3,975,400	39,873,265	889,761	(36,843)		1.62%
Franklin MicroCap Value Fund,
Class R6	454,665		12,463	(467,128)	—	—[c]	—	6,055,053		—
Franklin Mutual European Fund,
Class R6[d]	3,932,230		690,252	(110,353)	4,512,129	94,077,882	2,794,377	8,727,495	[a]	3.69%
Franklin Pelagos Commodities
Strategy Fund, Class R6	1,170,588	[e]	562,818	(33,205)	1,700,201	12,632,494	—	(42,642)		22.31%
Franklin Pelagos Managed Futures
Strategy Fund	109,997		—	(109,997)	—	—[c]	—	(202,189)		—
Franklin Real Estate Securities Fund,
Class R6	1,597,431		84,055	(44,755)	1,636,731	36,057,180	588,209	30,094		6.20%
Franklin Rising Dividends Fund,
Class R6	3,367,599		201,138	(94,606)	3,474,131	180,654,802	2,679,105	1,729,060	[a]	1.04%
Franklin Small Cap Growth Fund,
Class R6	481,030		461,282	(16,308)	926,004	18,010,785	—	728,621	[a]	0.63%
Franklin Strategic Income Fund,
Class R6	1,848,131		335,194	(419,006)	1,764,319	17,660,832	1,006,968	194,133	[a]	0.20%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares					Outstanding
	at Beginning	Gross	Gross	Held at End	Value at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)		of Year
Franklin Growth Allocation Fund
(continued)
Franklin U.S. Government Securities
Fund, Class R6	6,182,355	913,815	(3,857,346)	3,238,824	$21,117,136	$1,327,030	$(299,806)		0.32%
Franklin Utilities Fund, Class R6	4,542,020	389,930	(588,238)	4,343,712	77,578,703	2,256,162	2,727,373	[a]	1.23%
Institutional Fiduciary Trust Money
Market Portfolio	27,092,338	208,995,883	(199,942,269)	36,145,952	36,145,952	—	—		0.21%
Templeton China World Fund,
Class R6	612,750	116,612	(17,217)	712,145	21,877,086	353,700	2,476,767	[a]	3.57%
Templeton Foreign Fund,
Class R6	12,945,242	1,243,932	(1,683,169)	12,506,005	85,916,251	2,884,170	2,688,102	[a]	1.33%
Templeton Frontier Markets Fund,
Class R6	2,712,642	314,202	(75,712)	2,951,132	42,466,788	1,698,329	1,527,853	[a]	4.28%
Templeton Global Total Return Fund,
Class R6	4,358,937	1,378,714	(1,033,113)	4,704,538	59,041,947	4,253,479	(553,354)[a]		0.68%
Total					$1,360,193,913	$24,813,570	$53,167,891

aIncludes realized gain distributions received.
bEffective June 30, 2014, Franklin Templeton Emerging Markets Debt Opportunities Fund was renamed Franklin Emerging Market Debt Opportunities Fund.
cAs of December 31, 2014, no longer held by the fund.
dEffective June 30, 2014, Mutual European Fund was renamed Franklin Mutual European Fund.
eEffective January 10, 2014, the Underlying Fund’s shares were exchanged into Class R6.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2015:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.29%	0.28%	0.24%

For Franklin Conservative Allocation Fund and Franklin Moderate Allocation Fund, there were no expenses waived, other than the Sweep Money Fund waiver, during the year ended December 31, 2014.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2014, there were no credits earned.

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NOTES TO FINANCIAL STATEMENTS

5. Income Taxes

The tax character of distributions paid during the years ended December 31, 2014 and 2013, was as follows:

	Franklin Conservative		Franklin Moderate		Franklin Growth
	Allocation Fund		Allocation Fund		Allocation Fund
	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$46,567,227	$31,781,178	$62,536,525	$46,183,237	$23,795,165	$16,113,045
Long term capital gain	19,995,576	56,989,027	57,302,898	94,678,015	31,069,307	32,564,705
	$66,562,803	$88,770,205	$119,839,423	$140,861,252	$54,864,472	$48,677,750

At December 31, 2014, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,556,688,959	$2,353,705,285	$1,162,410,932

Unrealized appreciation	$202,244,992	$445,382,684	$316,682,623
Unrealized depreciation	(43,736,232)	(52,144,846)	(11,846,535)
Net unrealized appreciation (depreciation)	$158,508,760	$393,237,838	$304,836,088

Undistributed ordinary income	$2,522,771	$3,158,580	$1,491,332
Undistributed long term capital gains	32,092,858	72,567,961	49,744,447
Distributable earnings	$34,615,629	$75,726,541	$51,235,779

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2014, were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Purchases	$324,616,280	$495,658,474	$302,424,330
Sales	$280,443,435	$559,451,082	$250,351,090

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. The Borrowers expect to renew the Global Credit Facility for a total of $2 billion effective February 13, 2015, which matures on February 12, 2016.

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NOTES TO FINANCIAL STATEMENTS

7. Credit Facility (continued)

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended December 31, 2014, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

ETF Exchange Traded Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (separate portfolios of Franklin Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 13, 2015

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FRANKLIN FUND ALLOCATOR SERIES

Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2014:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

$19,995,576	$57,302,898	$31,069,307

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2014:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

$2,462,258	$4,798,207	$4,015,329

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2014:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

9.78%	16.27%	30.68%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2014:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

$9,992,432	$22,188,918	$16,506,807

Distributions, including qualified dividend income, paid during calendar year 2014 will be reported to shareholders on Form 1099-DIV by mid-February 2015. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2014, the Funds, qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 29, 2014, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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FRANKLIN FUND ALLOCATOR SERIES
TAX INFORMATION (UNAUDITED)

The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6 and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share
Franklin Conservative Allocation Fund
Class A	$0.0056	$0.1753	$0.0328
Class C	$0.0056	$0.1753	$0.0328
Class R	$0.0056	$0.1753	$0.0328
Class R6	$0.0056	$0.1753	$0.0328
Advisor Class	$0.0056	$0.1753	$0.0328
Franklin Moderate Allocation Fund
Class A	$0.0070	$0.1653	$0.0484
Class C	$0.0070	$0.1653	$0.0484
Class R	$0.0070	$0.1653	$0.0484
Class R6	$0.0070	$0.1653	$0.0484
Advisor Class	$0.0070	$0.1653	$0.0484
Franklin Growth Allocation Fund
Class A	$0.0106	$0.1573	$0.0840
Class C	$0.0106	$0.1573	$0.0840
Class R	$0.0106	$0.1573	$0.0840
Class R6	$0.0106	$0.1573	$0.0840
Advisor Class	$0.0106	$0.1573	$0.0840

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2015, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2014. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2014 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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FRANKLIN FUND ALLOCATOR SERIES

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	137	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since October	111	Avis Budget Group Inc. (car rental),
One Franklin Parkway		2014		Omnicom Group Inc. (advertising and
San Mateo, CA 94403-1906				marketing communications services)
				and H.J. Heinz Company (processed
				foods and allied products) (1998-2006).

Principal Occupation During at Least the Past 5 Years:
Founding Partner and Senior Managing Director, Strategic Investment Group (investment management group) (1987-present); director of various companies; and formerly, Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution)
(1977-1987).

Sam Ginn (1937)	Trustee	Since 2007	111	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
				(global energy company) (1989-2009),
				Hewlett-Packard Company (technology
				company) (1996-2002), Safeway, Inc.
				(grocery retailer) (1991-1998) and
				TransAmerica Corporation (insurance
				company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly, Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012-2014);
Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 1998	137	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
				allied products) (1994-2013), RTI
				International Metals, Inc. (manufacture
				and distribution of titanium), Canadian
				National Railway (railroad) and White
				Mountains Insurance Group, Ltd.
				(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

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FRANKLIN FUND ALLOCATOR SERIES

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	137	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	137	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	137	Cbeyond, Inc. (business commu-
One Franklin Parkway				nications provider) (2010-2012),
San Mateo, CA 94403-1906				The Southern Company (energy
				company) (December 2014;
				previously 2010-2012) and Graham
				Holdings Company (education and
				media organization) (2011-present).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice
President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).

John B. Wilson (1959)	Lead	Trustee since	111	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	147	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Chairman of		Chairman of the	137	None
One Franklin Parkway	the Board	Board and Trustee
San Mateo, CA 94403-1906	and Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin
Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that
Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the
Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant
Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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FRANKLIN TEMPLETON INVESTMENTS

Annual Report
and Shareholder Letter
December 31, 2014

Franklin Fund Allocator Series

Formerly, Franklin Templeton Fund Allocator Series

Franklin Corefolio Allocation Fund
Formerly, Franklin Templeton Corefolio Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Annual Report
Economic and Market Overview	3
Franklin Corefolio Allocation Fund	4
Franklin Founding Funds
Allocation Fund	13
Financial Highlights and
Statements of Investments	22
Financial Statements	32
Notes to Financial Statements	35
Report of Independent Registered
Public Accounting Firm	42
Tax Information	43
Board Members and Officers	45
Shareholder Information	50

franklintempleton.com

1

Annual Report

Economic and Market Overview

The global economy grew moderately during 2014 as U.S. economic growth expanded while growth rates in much of the rest of the world declined. U.S. economic activity was supported in some quarters by increased consumer spending, business investment and federal defense spending. The housing market strengthened, and lower gasoline prices and improved job growth contributed to rising retail sales. The U.S. Federal Reserve Board (Fed) began reducing its large-scale bond purchases $10 billion a month in January and ended the buying program in October. But it continued its practice of maintaining holdings of longer term securities at sizable levels. Toward period-end, the Fed stated that it could be patient with regard to raising interest rates and that the interest rate might not rise for at least a couple of meetings, possibly implying at least the first two meetings of 2015.

Outside the U.S., the U.K. economy grew relatively well, supported by the services and manufacturing sectors. In the eurozone, economic growth remained subdued, as concerns persisted about the potential negative impacts to growth from the crisis in Ukraine and China’s moderating growth rate. In June, the European Central Bank (ECB) reduced its main interest rate and, for the first time, set a negative deposit rate; the ECB reduced both rates again in September. The ECB broadened its monetary easing stance by implementing an asset purchase program to prevent deflation and stimulate the economy. Japan’s second- and third-quarter economic contractions indicated the economy was in a recession, although private consumption and exports improved in the third quarter. In October, the Bank of Japan expanded its stimulus measures amid weak domestic demand and as substantially lower crude oil prices exerted further downward pressure on inflation. Near period-end, Japan’s ruling coalition was reelected in early parliamentary elections and subsequently announced a fresh stimulus package aimed at reviving economic growth.

Global developed market stocks, as measured by the MSCI World Index, advanced overall during the 12-month period amid a generally accommodative monetary policy environment and continued strength in corporate earnings. In several emerging markets, economic growth generally moderated. Emerging market stocks overall, as measured by the MSCI Emerging Markets Index, fell for the year, amid headwinds such as soft domestic demand, weak exports, plummeting crude oil prices, regional geopolitical tensions and concerns about possible U.S. interest rate increases. Many emerging market currencies depreciated against the U.S. dollar, leading several central banks to raise interest rates seeking to support their currencies. Several other central banks lowered interest rates to promote economic growth. Gold prices ended the year lower amid benign global inflation and a strong U.S. dollar.

The foregoing information reflects our analysis and opinions as of December 31, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com

Annual Report

| 3

Franklin Corefolio Allocation Fund

(formerly, Franklin Templeton Corefolio Allocation Fund)

This annual report for Franklin Corefolio Allocation Fund covers the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*
Based on Total Investments as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares delivered a +6.48% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +13.69% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, produced a +5.50% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Flex Cap Growth Fund – Class R6 and Franklin Mutual Shares Fund – Class R6 underperformed the S&P 500, while Franklin Growth Fund –Class R6 outperformed the index. Templeton Growth Fund –Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.
The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 26.

4 | Annual Report franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com Annual Report | 5

FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FTCOX)	$18.00	$17.61	+$	0.39
C (FTCLX)	$17.81	$17.44	+$	0.37
R (n/a)	$18.01	$17.60	+$	0.41
Advisor (FCAZX)	$18.03	$17.64	+$	0.39

Distributions (1/1/14–12/31/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A	$0.2918	$0.4611	$0.7529
C	$0.1631	$0.4611	$0.6242
R	$0.2395	$0.4611	$0.7006
Advisor	$0.3480	$0.4611	$0.8091

6 | Annual Report franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	Operating Expenses[5]
A						1.08%
1-Year	+	6.48%	+	0.38%	$10,038
5-Year	+	75.91%	+	10.63%	$16,573
10-Year	+	86.77%	+	5.82%	$17,609
C						1.79%
1-Year	+	5.69%	+	4.69%	$10,469
5-Year	+	69.76%	+	11.17%	$16,976
10-Year	+	74.29%	+	5.71%	$17,429
R						1.29%
1-Year	+	6.30%	+	6.30%	$10,630
5-Year	+	74.07%	+	11.72%	$17,407
10-Year	+	83.11%	+	6.24%	$18,311
Advisor						0.79%
1-Year	+	6.79%	+	6.79%	$10,679
5-Year	+	78.49%	+	12.28%	$17,849
10-Year	+	92.35%	+	6.76%	$19,235

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Annual Report | 7

FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

8 | Annual Report franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

franklintempleton.com Annual Report | 9

FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability, risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. These and other risks, including investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market, are discussed in the Fund’s prospectus.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.
See www.franklintempletondatasources.com for additional data provider information.

10 | Annual Report franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Annual Report | 11

FRANKLIN COREFOLIO ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$1,002.40	$2.37	$5.30
Hypothetical (5% return before expenses)	$1,000	$1,022.84	$2.40	$5.35
C
Actual	$1,000	$998.70	$5.94	$8.87
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01	$8.94
R
Actual	$1,000	$1,001.80	$3.43	$6.36
Hypothetical (5% return before expenses)	$1,000	$1,021.78	$3.47	$6.41
Advisor
Actual	$1,000	$1,003.80	$0.91	$3.84
Hypothetical (5% return before expenses)	$1,000	$1,024.30	$0.92	$3.87

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.47%; C: 1.18%; R: 0.68%; and Advisor: 0.18%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.05%; C: 1.76%; R: 1.26%; and Advisor: 0.76%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Annual Report franklintempleton.com

Franklin Founding Funds Allocation Fund

(formerly, Franklin Templeton Founding Funds Allocation Fund)

This annual report for Franklin Founding Funds Allocation Fund covers the fiscal year ended December 31, 2014.

Your Fund’s Goals and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares delivered a +2.92% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +13.69% total return and the MSCI World Index, which tracks equity performance in global developed markets, produced a +5.50% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1 / 3 % of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund –Class R6 and Franklin Mutual Shares Fund – Class R6 under-performed the S&P 500. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.
The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 31.

franklintempleton.com Annual Report | 13

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14 | Annual Report franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FFALX)	$13.31	$13.37	-$	0.06
C (FFACX)	$13.11	$13.18	-$	0.07
R (FFARX)	$13.33	$13.39	-$	0.06
Advisor (FFAAX)	$13.38	$13.44	-$	0.06

Distributions (1/1/14–12/31/14)
Share Class	Dividend Income
A	$0.4562
C	$0.3538
R	$0.4242
Advisor	$0.4925

franklintempleton.com Annual Report | 15

FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	Operating Expenses[5]
A						1.02%
1-Year	+	2.92%		-3.03%	$9,697
5-Year	+	61.15%	+	8.72%	$15,187
10-Year	+	72.24%	+	4.96%	$16,233
C						1.77%
1-Year	+	2.12%	+	1.13%	$10,113
5-Year	+	55.03%	+	9.17%	$15,503
10-Year	+	60.31%	+	4.83%	$16,031
R						1.27%
1-Year	+	2.68%	+	2.68%	$10,268
5-Year	+	59.01%	+	9.72%	$15,901
10-Year	+	68.46%	+	5.35%	$16,846
Advisor						0.77%
1-Year	+	3.17%	+	3.17%	$10,317
5-Year	+	63.13%	+	10.28%	$16,313
10-Year	+	77.10%	+	5.88%	$17,710

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

16 | Annual Report franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/05–12/31/14)

$25,000
$20,000
$15,000
$10,000
$5,000
1/05
12/06
12/08
12/10
12/12
12/14
$20,947
$18,966
$16,233
Franklin Founding Funds Allocation Fund
S&P 500[6]
MSCI World Index[6]

Average Annual Total Return

Class A	12/31/14
1-Year	-3.03%
5-Year	+8.72%
10-Year	+4.96%

Class C (1/1/05–12/31/14)

$25,000
$20,000
$15,000
$10,000
$5,000
1/05
12/06
12/08
12/10
12/12
12/14
$20,947
$18,966
$16,031
Franklin Founding Funds Allocation Fund
S&P 500[6]
MSCI World Index[6]

Average Annual Total Return

Class C	12/31/14
1-Year	+1.13%
5-Year	+9.17%
10-Year	+4.83%

franklintempleton.com Annual Report | 17

FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

18 | Annual Report franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility, and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Annual Report | 19

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

20 | Annual Report

franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$958.00	$2.02	$4.89
Hypothetical (5% return before expenses)	$1,000	$1,023.14	$2.09	$5.04
C
Actual	$1,000	$954.40	$5.71	$8.57
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.90	$8.84
R
Actual	$1,000	$956.90	$3.26	$6.12
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36	$6.31
Advisor
Actual	$1,000	$959.50	$0.79	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,024.40	$0.82	$3.77

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.41%; C: 1.16%; R: 0.66%; and Advisor: 0.16%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.99%; C: 1.74%; R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com Annual Report | 21

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Corefolio Allocation Fund
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$17.61	$13.57	$11.93	$12.41	$11.08
Income from investment operations[a]:
Net investment income[b,c]	0.23	0.11	0.11	0.11	0.15
Net realized and unrealized gains (losses)	0.91	4.09	1.65	(0.47)	1.30
Total from investment operations	1.14	4.20	1.76	(0.36)	1.45
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.29)	(0.16)	(0.12)	(0.12)	(0.12)
Net realized gains	(0.46)	—	—	—	—
Total distributions	(0.75)	(0.16)	(0.12)	(0.12)	(0.12)
Net asset value, end of year	$18.00	$17.61	$13.57	$11.93	$12.41

Total return[d]	6.48%	31.01%	14.80%	(2.90)%	13.13%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.48%	0.44%	0.36%	0.39%	0.45%
Expenses net of waiver and payments by affiliates[e]	0.48%[f]	0.44%	0.36%	0.39%	0.38%
Net investment income[c]	1.27%	0.68%	0.86%	0.89%	1.26%

Supplemental data
Net assets, end of year (000’s)	$558,862	$558,124	$449,252	$418,444	$479,773
Portfolio turnover rate	5.77%	5.90%	2.14%	2.50%	21.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2014.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

22 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$17.44	$13.45	$11.82	$12.30	$10.99
Income from investment operations[a]:
Net investment income (loss)[b,c]	0.10	(—)[d]	0.02	0.02	0.06
Net realized and unrealized gains (losses)	0.89	4.04	1.64	(0.47)	1.30
Total from investment operations	0.99	4.04	1.66	(0.45)	1.36
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.16)	(0.05)	(0.03)	(0.03)	(0.05)
Net realized gains	(0.46)	—	—	—	—
Total distributions	(0.62)	(0.05)	(0.03)	(0.03)	(0.05)
Net asset value, end of year	$17.81	$17.44	$13.45	$11.82	$12.30

Total return[e]	5.69%	30.09%	14.04%	(3.67)%	12.39%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.19%	1.15%	1.07%	1.10%	1.17%
Expenses net of waiver and payments by affiliates[f]	1.19%[g]	1.15%	1.07%	1.10%	1.10%
Net investment income (loss)[c]	0.56%	(0.03)%	0.15%	0.18%	0.54%

Supplemental data
Net assets, end of year (000’s)	$176,680	$176,332	$142,879	$138,447	$162,084
Portfolio turnover rate	5.77%	5.90%	2.14%	2.50%	21.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2014.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 23

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$17.60	$13.56	$11.93	$12.41	$11.08
Income from investment operations[a]:
Net investment income[b,c]	0.16	0.06	0.09	0.08	0.12
Net realized and unrealized gains (losses)	0.95	4.11	1.64	(0.47)	1.31
Total from investment operations	1.11	4.17	1.73	(0.39)	1.43
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.24)	(0.13)	(0.10)	(0.09)	(0.10)
Net realized gains	(0.46)	—	—	—	—
Total distributions	(0.70)	(0.13)	(0.10)	(0.09)	(0.10)
Net asset value, end of year	$18.01	$17.60	$13.56	$11.93	$12.41

Total return	6.30%	30.76%	14.49%	(3.15)%	12.93%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.69%	0.65%	0.57%	0.60%	0.67%
Expenses net of waiver and payments by affiliates[d]	0.69%[e]	0.65%	0.57%	0.60%	0.60%
Net investment income[c]	1.06%	0.47%	0.65%	0.68%	1.04%

Supplemental data
Net assets, end of year (000’s)	$1,545	$1,903	$1,856	$1,686	$2,188
Portfolio turnover rate	5.77%	5.90%	2.14%	2.50%	21.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2014.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
			Year Ended December 31,
	2014		2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$17.64		$13.59	$11.95	$12.44	$11.09
Income from investment operations[a]:
Net investment income[b,c]	0.32		0.18	0.18	0.17	0.26
Net realized and unrealized gains (losses)	0.88		4.08	1.62	(0.50)	1.24
Total from investment operations	1.20		4.26	1.80	(0.33)	1.50
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.35)		(0.21)	(0.16)	(0.16)	(0.15)
Net realized gains	(0.46)		—	—	—	—
Total distributions	(0.81)		(0.21)	(0.16)	(0.16)	(0.15)
Net asset value, end of year	$18.03		$17.64	$13.59	$11.95	$12.44

Total return	6.79%		31.38%	15.11%	(2.67)%	13.56%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.19%		0.15%	0.07%	0.10%	0.17%
Expenses net of waiver and payments by affiliates[d]	0.19	%e	0.15%	0.07%	0.10%	0.10%
Net investment income[c]	1.56%		0.97%	1.15%	1.18%	1.54%

Supplemental data
Net assets, end of year (000’s)	$18,918		$15,495	$10,245	$7,815	$7,357
Portfolio turnover rate	5.77%		5.90%	2.14%	2.50%	21.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2014.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 25

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin Corefolio Allocation Fund
	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 76.1%
[b] Franklin Flex Cap Growth Fund, Class R6	3,732,210	$192,096,867
Franklin Growth Fund, Class R6	2,568,915	192,052,087
Franklin Mutual Shares Fund, Class R6	6,472,059	190,990,478
		575,139,432
Foreign Equity 24.0%
Templeton Growth Fund Inc., Class R6	7,644,877	181,871,618
Total Investments in Underlying Funds before Short Term Investments
(Cost $556,163,867) 100.1%		757,011,050
Short Term Investments (Cost $69,924) 0.0%†
Money Market Funds 0.0%†
[a,b]Institutional Fiduciary Trust Money Market Portfolio	69,924	69,924
Total Investments in Underlying Funds (Cost $556,233,791) 100.1%		757,080,974
Other Assets, less Liabilities (0.1)%		(1,075,298)
Net Assets 100.0%		$756,005,676

†Rounds to less than 0.1% of net assets.
aSee Note 3(e) regarding investments in Underlying Funds.
bNon-income producing.

26 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Founding Funds Allocation Fund
			Year Ended December 31,
	2014		2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.37		$11.14	$9.88	$10.46	$9.82
Income from investment operations[a]:
Net investment income[b,c]	0.46		0.32	0.35	0.35	0.36
Net realized and unrealized gains (losses)	(0.06)		2.29	1.28	(0.55)	0.66
Total from investment operations	0.40		2.61	1.63	(0.20)	1.02
Less distributions from net investment income	(0.46)		(0.38)	(0.37)	(0.38)	(0.38)
Net asset value, end of year	$13.31		$13.37	$11.14	$9.88	$10.46

Total return[d]	2.92%		23.64%	16.76%	(1.95)%	10.61%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.41%		0.39%	0.33%	0.34%	0.41%
Expenses net of waiver and payments by affiliates[e]	0.41	%f	0.39%	0.33%	0.34%	0.35%
Net investment income[c]	3.35%		2.63%	3.24%	3.36%	3.61%

Supplemental data
Net assets, end of year (000’s)	$3,958,706		$4,170,045	$3,766,640	$3,773,080	$4,771,043
Portfolio turnover rate	3.79%		3.04%	3.59%	3.69%	3.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2014.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 27

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
			Year Ended December 31,
	2014		2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.18		$10.99	$9.75	$10.32	$9.70
Income from investment operations[a]:
Net investment income[b,c]	0.35		0.23	0.26	0.27	0.28
Net realized and unrealized gains (losses)	(0.07)		2.25	1.27	(0.54)	0.64
Total from investment operations	0.28		2.48	1.53	(0.27)	0.92
Less distributions from net investment income	(0.35)		(0.29)	(0.29)	(0.30)	(0.30)
Net asset value, end of year	$13.11		$13.18	$10.99	$9.75	$10.32

Total return[d]	2.12%		22.69%	15.87%	(2.65)%	9.69%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.16%		1.14%	1.08%	1.09%	1.16%
Expenses net of waiver and payments by affiliates[e]	1.16	%f	1.14%	1.08%	1.09%	1.10%
Net investment income[c]	2.60%		1.88%	2.49%	2.61%	2.86%

Supplemental data
Net assets, end of year (000’s)	$1,745,766		$1,829,111	$1,657,087	$1,743,292	$2,252,033
Portfolio turnover rate	3.79%		3.04%	3.59%	3.69%	3.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2014.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
			Year Ended December 31,
	2014		2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.39		$11.16	$9.89	$10.48	$9.84
Income from investment operations[a]:
Net investment income[b,c]	0.44		0.29	0.31	0.35	0.34
Net realized and unrealized gains (losses)	(0.08)		2.29	1.30	(0.58)	0.65
Total from investment operations	0.36		2.58	1.61	(0.23)	0.99
Less distributions from net investment income	(0.42)		(0.35)	(0.34)	(0.36)	(0.35)
Net asset value, end of year	$13.33		$13.39	$11.16	$9.89	$10.48

Total return	2.68%		23.28%	16.52%	(2.27)%	10.31%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.66%		0.64%	0.58%	0.59%	0.66%
Expenses net of waiver and payments by affiliates[d]	0.66	%e	0.64%	0.58%	0.59%	0.60%
Net investment income[c]	3.10%		2.38%	2.99%	3.11%	3.36%

Supplemental data
Net assets, end of year (000’s)	$11,619		$10,597	$10,058	$11,922	$12,568
Portfolio turnover rate	3.79%		3.04%	3.59%	3.69%	3.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2014.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 29

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
			Year Ended December 31,
	2014		2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.44		$11.20	$9.93	$10.52	$9.87
Income from investment operations[a]:
Net investment income[b,c]	0.53		0.39	0.38	0.39	0.40
Net realized and unrealized gains (losses)	(0.10)		2.26	1.29	(0.57)	0.66
Total from investment operations	0.43		2.65	1.67	(0.18)	1.06
Less distributions from net investment income	(0.49)		(0.41)	(0.40)	(0.41)	(0.41)
Net asset value, end of year	$13.38		$13.44	$11.20	$9.93	$10.52

Total return	3.17%		23.93%	17.08%	(1.78)%	10.95%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.16%		0.14%	0.08%	0.09%	0.16%
Expenses net of waiver and payments by affiliates[d]	0.16	%e	0.14%	0.08%	0.09%	0.10%
Net investment income[c]	3.60%		2.88%	3.49%	3.61%	3.86%

Supplemental data
Net assets, end of year (000’s)	$141,932		$114,369	$71,487	$72,427	$71,126
Portfolio turnover rate	3.79%		3.04%	3.59%	3.69%	3.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2014.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

30 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014
Franklin Founding Funds Allocation Fund
	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.5%
Franklin Mutual Shares Fund, Class R6	66,439,008	$1,960,615,131
Domestic Hybrid 33.0%
Franklin Income Fund, Class R6	812,267,014	1,933,195,492
Foreign Equity 33.0%
Templeton Growth Fund Inc., Class R6	81,271,618	1,933,451,797
Total Investments in Underlying Funds before Short Term Investments
(Cost $5,393,006,227) 99.5%		5,827,262,420
Short Term Investments (Cost $37,146,628) 0.6%
Money Market Funds 0.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	37,146,628	37,146,628
Total Investments in Underlying Funds (Cost $5,430,152,855) 100.1%		5,864,409,048
Other Assets, less Liabilities (0.1)%		(6,385,761)
Net Assets 100.0%		$5,858,023,287

aSee Note 3(e) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 31

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
December 31, 2014

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Assets:
Investments in Underlying Funds: (Note 3e)
Cost	$556,233,791	$5,430,152,855
Value	$757,080,974	$5,864,409,048
Receivables from capital shares sold	733,882	8,954,744
Other assets	64	522
Total assets	757,814,920	5,873,364,314
Liabilities:
Payables:
Capital shares redeemed	1,047,380	9,040,820
Administrative fees	19,309	148,658
Distribution fees	561,875	4,643,691
Transfer agent fees	129,237	1,245,085
Accrued expenses and other liabilities	51,443	262,773
Total liabilities	1,809,244	15,341,027
Net assets, at value	$756,005,676	$5,858,023,287
Net assets consist of:
Paid-in capital	$541,713,402	$7,978,204,336
Undistributed net investment income	308,304	8,313,547
Net unrealized appreciation (depreciation)	200,847,183	434,256,193
Accumulated net realized gain (loss)	13,136,787	(2,562,750,789)
Net assets, at value	$756,005,676	$5,858,023,287

Class A:
Net assets, at value	$558,862,310	$3,958,705,778
Shares outstanding	31,042,234	297,527,931
Net asset value per share[a]	$18.00	$13.31
Maximum offering price per share (net asset value per share ÷ 94.25%)	$19.10	$14.12
Class C:
Net assets, at value	$176,680,444	$1,745,766,195
Shares outstanding	9,918,219	133,128,673
Net asset value and maximum offering price per share[a]	$17.81	$13.11
Class R:
Net assets, at value	$1,544,894	$11,619,096
Shares outstanding	85,796	871,720
Net asset value and maximum offering price per share	$18.01	$13.33
Advisor Class:
Net assets, at value	$18,918,028	$141,932,218
Shares outstanding	1,049,116	10,609,374
Net asset value and maximum offering price per share	$18.03	$13.38

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

32 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the year ended December 31, 2014

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 3e)	$13,199,906	$229,837,821
Expenses:
Administrative fees (Note 3a)	227,231	1,836,767
Distribution fees: (Note 3b)
Class A	1,613,497	10,386,811
Class C	1,775,915	18,265,963
Class R	8,609	57,394
Transfer agent fees: (Note 3d)
Class A	733,063	4,753,105
Class C	231,831	2,090,834
Class R	2,247	13,103
Advisor Class	21,926	148,166
Reports to shareholders	69,447	516,283
Registration and filing fees	83,061	181,429
Professional fees	29,428	73,558
Trustees’ fees and expenses	5,178	42,240
Other	10,451	43,456
Total expenses	4,811,884	38,409,109
Expenses waived/paid by affiliates (Note 3e)	(226)	(14,047)
Net expenses	4,811,658	38,395,062
Net investment income	8,388,248	191,442,759
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments in Underlying Funds (Note 3e)	12,894,770	83,265,093
Realized gain distributions by Underlying Funds (Note 3e)	28,616,339	—
Net realized gain (loss)	41,511,109	83,265,093
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	(3,551,863)	(108,863,053)
Net realized and unrealized gain (loss)	37,959,246	(25,597,960)
Net increase (decrease) in net assets resulting from operations	$46,347,494	$165,844,799

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 33

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$8,388,248	$3,488,783	$191,442,759	$140,058,589
Net realized gain (loss) from Underlying Funds	41,511,109	37,930,200	83,265,093	58,304,930
Net change in unrealized appreciation (depreciation) on
investments in Underlying Funds	(3,551,863)	139,431,540	(108,863,053)	1,023,954,491
Net increase (decrease) in net assets resulting
from operations	46,347,494	180,850,523	165,844,799	1,222,318,010
Distributions to shareholders from:
Net investment income and short term gains received
from Underlying Funds:
Class A	(8,829,349)	(5,135,871)	(133,406,015)	(118,824,164)
Class C	(1,592,410)	(539,100)	(46,293,686)	(39,966,252)
Class R	(20,055)	(13,603)	(359,896)	(276,644)
Advisor Class	(358,226)	(179,676)	(5,003,841)	(3,156,020)
Net realized gains:
Class A	(14,098,077)	—	—	—
Class C	(4,523,072)	—	—	—
Class R	(40,063)	—	—	—
Advisor Class	(436,646)	—	—	—
Total distributions to shareholders	(29,897,898)	(5,868,250)	(185,063,438)	(162,223,080)
Capital share transactions: (Note 2)
Class A	(11,607,396)	(21,298,297)	(200,440,623)	(322,569,398)
Class B	—	(3,233,173)	—	(34,596,414)
Class C	(3,453,757)	(7,437,082)	(76,893,558)	(144,240,609)
Class R	(398,674)	(419,907)	1,081,592	(1,342,610)
Advisor Class	3,161,219	1,932,643	29,372,430	28,225,950
Total capital share transactions	(12,298,608)	(30,455,816)	(246,880,159)	(474,523,081)
Net increase (decrease) in net assets	4,150,988	144,526,457	(266,098,798)	585,571,849
Net assets:
Beginning of year	751,854,688	607,328,231	6,124,122,085	5,538,550,236
End of year	$756,005,676	$751,854,688	$5,858,023,287	$6,124,122,085
Undistributed net investment income included in net assets:
End of year	$308,304	$186,306	$8,313,547	$1,934,226

34 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, the following name changes occurred:

Former Trust Name
Franklin Templeton Fund Allocator Series
New Trust Name
Franklin Fund Allocator Series

Former Fund Name
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
New Fund Name
Franklin Corefolio Allocation Fund
Franklin Founding Funds Allocation Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio		Franklin Founding
	Allocation Fund		Funds Allocation Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2014
Shares sold	2,413,183	$43,518,714	19,906,286	$273,633,151
Shares issued in reinvestment of distributions	1,224,302	22,288,418	9,416,761	127,659,936
Shares redeemed	(4,285,411)	(77,414,528)	(43,730,010)	(601,733,710)
Net increase (decrease)	(647,926)	$(11,607,396)	(14,406,963)	$(200,440,623)
Year ended December 31, 2013
Shares sold	3,437,590	$53,359,599	21,436,165	$262,836,923
Shares issued in reinvestment of distributions	291,186	4,981,840	8,950,226	113,502,952
Shares redeemed	(5,147,580)	(79,639,736)	(56,672,608)	(698,909,273)
Net increase (decrease)	(1,418,804)	$(21,298,297)	(26,286,217)	$(322,569,398)
Class B Shares[a]:
Year ended December 31, 2013
Shares sold	472	$6,656	3,162	$36,602
Shares redeemed	(229,346)	(3,239,829)	(2,957,857)	(34,633,016)
Net increase (decrease)	(228,874)	$(3,233,173)	(2,954,695)	$(34,596,414)

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		FRANKLIN FUND ALLOCATOR SERIES
		NOTES TO FINANCIAL STATEMENTS

	Franklin Corefolio		Franklin Founding
	Allocation Fund		Funds Allocation Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Year ended December 31, 2014
Shares sold	996,127	$17,701,623	9,884,802	$134,054,863
Shares issued in reinvestment of distributions	326,186	5,874,206	3,199,427	42,547,550
Shares redeemed	(1,516,270)	(27,029,586)	(18,703,992)	(253,495,971)
Net increase (decrease)	(193,957)	$(3,453,757)	(5,619,763)	$(76,893,558)
Year ended December 31, 2013
Shares sold	1,222,480	$19,033,146	9,397,146	$114,668,476
Shares issued in reinvestment of distributions	31,901	514,595	2,912,284	36,529,675
Shares redeemed	(1,767,529)	(26,984,823)	(24,375,919)	(295,438,760)
Net increase (decrease)	(513,148)	$(7,437,082)	(12,066,489)	$(144,240,609)
Class R Shares:
Year ended December 31, 2014
Shares sold	4,924	$89,486	211,459	$2,909,865
Shares issued in reinvestment of distributions	3,303	60,118	26,264	356,063
Shares redeemed	(30,535)	(548,278)	(157,159)	(2,184,336)
Net increase (decrease)	(22,308)	$(398,674)	80,564	$1,081,592
Year ended December 31, 2013
Shares sold	5,007	$78,357	144,102	$1,780,250
Shares issued in reinvestment of distributions	801	13,603	21,682	275,563
Shares redeemed	(34,547)	(511,867)	(276,170)	(3,398,423)
Net increase (decrease)	(28,739)	$(419,907)	(110,386)	$(1,342,610)
Advisor Class Shares:
Year ended December 31, 2014
Shares sold	206,099	$3,805,167	4,069,923	$56,722,830
Shares issued in reinvestment of distributions	37,593	685,534	339,057	4,620,646
Shares redeemed	(72,888)	(1,329,482)	(2,309,193)	(31,971,046)
Net increase (decrease)	170,804	$3,161,219	2,099,787	$29,372,430
Year ended December 31, 2013
Shares sold	240,034	$3,782,420	3,668,813	$47,263,232
Shares issued in reinvestment of distributions	9,794	169,184	221,108	2,845,113
Shares redeemed	(125,315)	(2,018,961)	(1,765,654)	(21,882,395)
Net increase (decrease)	124,513	$1,932,643	2,124,267	$28,225,950

aEffective March 1, 2013, all the Class B shares were converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds’ shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares for Franklin Corefolio Allocation Fund and at 0.25% per year for Class A shares for Franklin Founding Funds Allocation Fund until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$187,701	$1,113,077
CDSC retained	$8,031	$55,874

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended December 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Transfer agent fees	$653,662	$3,419,236

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NOTES TO FINANCIAL STATEMENTS

e. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted on the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to administrative fees.

Investments in Underlying Funds for the year ended December 31, 2014, were as follows:

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares					Outstanding
	at Beginning	Gross	Gross	Held at End	Value at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)		of Year
Franklin Corefolio Allocation
Fund
Franklin Flex Cap Growth Fund,
Class R6	3,338,423	588,807	(195,020)	3,732,210	$192,096,867	$—	$30,854,118	[a]	5.53%
Franklin Growth Fund, Class R6	2,905,310	16,152	(352,547)	2,568,915	192,052,087	1,202,711	9,348,623		1.71%
Franklin Mutual Shares Fund,
Class R6[b]	6,575,955	213,870	(317,766)	6,472,059	190,990,478	6,385,562	1,127,037		1.16%
Institutional Fiduciary Trust Money
Market Portfolio	686,704	36,959,945	(37,576,725)	69,924	69,924	—	—		—[c]
Templeton Growth Fund Inc.,
Class R6	7,464,658	285,115	(104,896)	7,644,877	181,871,618	5,611,633	181,331		1.11%
Total					$757,080,974	$13,199,906	$41,511,109

Franklin Founding Funds
Allocation Fund
Franklin Income Fund, Class R6	838,143,077	42,191,334	(68,067,397)	812,267,014	$1,933,195,492	$103,607,851	$12,201,437		2.11%
Franklin Mutual Shares Fund,
Class R6[b]	71,806,661	2,224,016	(7,591,669)	66,439,008	1,960,615,131	66,418,498	60,267,655		11.90%
Institutional Fiduciary Trust Money
Market Portfolio	45,704,595	300,004,775	(308,562,742)	37,146,628	37,146,628	—	—		0.22%
Templeton Growth Fund Inc.,
Class R6	81,555,713	2,604,197	(2,888,292)	81,271,618	1,933,451,797	59,811,472	10,796,001		11.78%
Total					$5,864,409,048	$229,837,821	$83,265,093

aIncludes realized gain distributions received.
bEffective June 30, 2014, Mutual Shares Fund was renamed Franklin Mutual Shares Fund.
cRounds to less than 0.01%.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

At December 31, 2014, the capital loss carryforwards were as follows:

	Franklin		Franklin
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
Capital loss carryforwards subject to expiration:
2016	$—		$666,677,037
2017	5,160,881	[a]	1,091,470,427
2018	—		465,945,460
Long term capital loss carryforwards not subject to expiration	—		310,184,412
Total capital loss carryforwards	$5,160,881		$2,534,277,336

aIncludes $5,160,881 from the merged Franklin Templeton Perspectives Allocation Fund, which may be carried over to offset future capital gains, subject to certain limitations.

During the year ended December 31, 2014, Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund utilized $8,054,758 and $83,265,093, respectively, of capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2014 and 2013, was as follows:

	Franklin		Franklin
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$10,800,040	$5,868,250	$185,063,438	$162,223,080
Long term capital gain	19,097,858	—	—	—
Total distributions	$29,897,898	$5,868,250	$185,063,438	$162,223,080

At December 31, 2014, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Cost of investments	$559,826,510	$5,458,626,310

Unrealized appreciation	$197,254,464	$441,383,282
Unrealized depreciation	—	(35,600,544)
Net unrealized appreciation (depreciation)	$197,254,464	$405,782,738

Undistributed ordinary income	$308,304	$8,313,545
Undistributed long term capital gains	21,890,387	—
Distributable earnings	$22,198,691	$8,313,545

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of short term capital gains distributions from Underlying Funds and wash sales.

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2014, were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Purchases	$43,816,245	$230,837,821
Sales	$48,300,000	$467,000,000

6. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. The Borrowers expect to renew the Global Credit Facility for a total of $2 billion effective February 13, 2015, which matures on February 12, 2016.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended December 31, 2014, the Funds did not use the Global Credit Facility.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund (separate portfolios of Franklin Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 13, 2015

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), Franklin Corefolio Allocation Fund hereby reports the maximum amount allowable but no less than $19,097,858 as a long term capital gain dividend for the fiscal year ended December 31, 2014.

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2014:

Franklin	Franklin
Corefolio	Founding Funds
Allocation Fund	Allocation Fund
77.63%	56.93%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2014:

Franklin	Franklin
Corefolio	Founding Funds
Allocation Fund	Allocation Fund
$10,789,630	$164,801,756

Distributions, including qualified dividend income, paid during calendar year 2014 will be reported to shareholders on Form 1099-DIV by mid-February 2015. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2014, the Funds, qualified fund of funds under Section 852(g)(2) of the Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 29, 2014, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, and Advisor Class shareholders of record.

	Foreign Tax	Foreign Source	Foreign Source Qualified
	Paid Per Share	Income Per Share	Dividends Per Share
Franklin Corefolio Allocation Fund
Class A	$0.0090	$0.0925	$0.0734
Class C	$0.0090	$0.0925	$0.0734
Class R	$0.0090	$0.0925	$0.0734
Advisor Class	$0.0090	$0.0925	$0.0734
Franklin Founding Funds Allocation Fund
Class A	$0.0091	$0.0937	$0.0744
Class C	$0.0091	$0.0937	$0.0744
Class R	$0.0091	$0.0937	$0.0744
Advisor Class	$0.0091	$0.0937	$0.0744

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

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FRANKLIN FUND ALLOCATOR SERIES
TAX INFORMATION (UNAUDITED)

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2015, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2014. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2014 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S.
tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	137	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since October	111	Avis Budget Group Inc. (car rental),
One Franklin Parkway		2014		Omnicom Group Inc. (advertising and
San Mateo, CA 94403-1906				marketing communications services)
				and H.J. Heinz Company (processed
				foods and allied products) (1998-2006).

Principal Occupation During at Least the Past 5 Years:
Founding Partner and Senior Managing Director, Strategic Investment Group (investment management group) (1987-present); director of various companies; and formerly, Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution)
(1977-1987).

Sam Ginn (1937)	Trustee	Since 2007	111	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
				(global energy company) (1989-2009),
				Hewlett-Packard Company (technology
				company) (1996-2002), Safeway, Inc.
				(grocery retailer) (1991-1998) and
				TransAmerica Corporation (insurance
				company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly, Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012-2014);
Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 1998	137	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
				allied products) (1994-2013), RTI
				International Metals, Inc. (manufacture
				and distribution of titanium), Canadian
				National Railway (railroad) and White
				Mountains Insurance Group, Ltd.
				(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

franklintempleton.com Annual Report | 45

FRANKLIN FUND ALLOCATOR SERIES

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	137	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	137	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	137	Cbeyond, Inc. (business commu-
One Franklin Parkway				nications provider) (2010-2012),
San Mateo, CA 94403-1906				The Southern Company (energy
				company) (December 2014;
				previously 2010-2012) and Graham
				Holdings Company (education and
				media organization) (2011-present).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice
President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).

John B. Wilson (1959)	Lead	Trustee since	111	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

46 | Annual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	147	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Chairman of		Chairman of the	137	None
One Franklin Parkway	the Board	Board and Trustee
San Mateo, CA 94403-1906	and Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

franklintempleton.com Annual Report | 47

FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin
Templeton Investments.

48 | Annual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that
Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the
Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant
Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

franklintempleton.com Annual Report | 49

FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

50 | Annual Report

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FRANKLIN TEMPLETON INVESTMENTS

Annual Report
and Shareholder Letter
December 31, 2014

Franklin Fund Allocator Series

Formerly, Franklin Templeton Fund Allocator Series

Franklin LifeSmart™

2015 Retirement Target Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Annual Report
Economic and Market Overview	3
Franklin LifeSmartTM 2015
Retirement Target Fund	4
Franklin LifeSmartTM 2020
Retirement Target Fund	13
Franklin LifeSmartTM 2025
Retirement Target Fund	22
Franklin LifeSmartTM 2030
Retirement Target Fund	31
Franklin LifeSmartTM 2035
Retirement Target Fund	40
Franklin LifeSmartTM 2040
Retirement Target Fund	49
Franklin LifeSmartTM 2045
Retirement Target Fund	58
Franklin LifeSmartTM 2050
Retirement Target Fund	67
Financial Highlights and
Statements of Investments	76
Financial Statements	132
Notes to Financial Statements	142
Report of Independent Registered
Public Accounting Firm	163
Tax Information	164
Board Members and Officers	167
Shareholder Information	172

franklintempleton.com

1

Annual Report

Economic and Market Overview

The global economy grew moderately during 2014 as U.S. economic growth expanded while growth rates in much of the rest of the world declined. U.S. economic activity was supported in some quarters by increased consumer spending, business investment and federal defense spending. The housing market strengthened, and lower gasoline prices and improved job growth contributed to rising retail sales. The U.S. Federal Reserve Board (Fed) began reducing its large-scale bond purchases $10 billion a month in January and ended the buying program in October. But it continued its practice of maintaining holdings of longer term securities at sizable levels. Toward period-end, the Fed stated that it could be patient with regard to raising interest rates and that the interest rate might not rise for at least a couple of meetings, possibly implying at least the first two meetings of 2015.

Outside the U.S., the U.K. economy grew relatively well, supported by the services and manufacturing sectors. In the eurozone, economic growth remained subdued, as concerns persisted about the potential negative impacts to growth from the crisis in Ukraine and China’s moderating growth rate. In June, the European Central Bank (ECB) reduced its main interest rate and, for the first time, set a negative deposit rate; the ECB reduced both rates again in September. The ECB broadened its monetary easing stance by implementing an asset purchase program to prevent deflation and stimulate the economy. Japan’s second- and third-quarter economic contractions indicated the economy was in a recession, although private consumption and exports improved in the third quarter. In October, the Bank of Japan expanded its stimulus measures amid weak domestic demand and as substantially lower crude oil prices exerted further downward pressure on inflation. Near period-end, Japan’s ruling coalition was reelected in early parliamentary elections and subsequently announced a fresh stimulus package aimed at reviving economic growth.

Global developed market stocks, as measured by the MSCI World Index, advanced overall during the 12-month period amid a generally accommodative monetary policy environment and continued strength in corporate earnings. In several emerging markets, economic growth generally moderated. Emerging market stocks overall, as measured by the MSCI Emerging Markets Index, fell for the year, amid headwinds such as soft domestic demand, weak exports, plummeting crude oil prices, regional geopolitical tensions and concerns about possible U.S. interest rate increases. Many emerging market currencies depreciated against the U.S. dollar, leading several central banks to raise interest rates seeking to support their currencies. Several other central banks lowered interest rates to promote economic growth. Gold prices ended the year lower amid benign global inflation and a strong U.S. dollar.

The foregoing information reflects our analysis and opinions as of December 31, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com Annual Report | 3

Franklin LifeSmart 2015 Retirement Target Fund

This annual report for Franklin LifeSmart 2015 Retirement Target Fund covers the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2015 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +3.07% cumulative total return for the 12 months ended December 31, 2014. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500®), a broad measure of U.S. stock performance, returned +13.69%.1 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.1 The Fund is adding the Payden & Rygel (P&R) 90-Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, which returned +0.04%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 81.

4 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	24.4%
Franklin Low Duration Total Return Fund – Class R6	18.3%
Franklin Strategic Income Fund – Class R6	6.5%
iShares Core S&P 500 ETF	6.1%
iShares Intermediate Credit Bond ETF	4.6%
Franklin Growth Fund – Class R6	4.2%
Franklin Emerging Market Debt Opportunities Fund	3.3%
Franklin Rising Dividends Fund – Class R6	3.1%
Franklin K2 Alternative Strategies Fund – Class R6	3.1%
iShares S&P 500 Value ETF	2.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2015 Retirement Target Fund allocated 37.2% of total net assets to equity, 57.1% to fixed income and 3.9% to alternative strategies. Domestic equity exposure was 71.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. iShares Core S&P 500 ETF, at 6.1% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.5% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Bond Fund – Class R6 was our largest fixed income fund weighting at 24.4% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund –Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2015 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com Annual Report | 5

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FTRAX)	$11.67	$12.28	-$	0.61
C (FRTCX)	$11.55	$12.16	-$	0.61
R (FBRLX)	$11.64	$12.25	-$	0.61
R6 (FLMTX)	$11.72	$12.32	-$	0.60
Advisor (FLRDX)	$11.71	$12.31	-$	0.60

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.3983	$0.1312	$0.4575	$0.9870
C	$0.3139	$0.1312	$0.4575	$0.9026
R	$0.3757	$0.1312	$0.4575	$0.9644
R6	$0.4413	$0.1312	$0.4575	$1.0300
Advisor	$0.4352	$0.1312	$0.4575	$1.0239

6 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						0.94%	1.45%
1-Year	+	3.07%		-2.87%	$9,713
5-Year	+	41.31%	+	5.90%	$13,319
Since Inception (8/1/06)	+	61.24%	+	5.10%	$15,197
C						1.64%	2.15%
1-Year	+	2.39%	+	1.44%	$10,144
5-Year	+	36.40%	+	6.41%	$13,640
Since Inception (8/1/06)	+	52.05%	+	5.11%	$15,205
R						1.14%	1.65%
1-Year	+	2.89%	+	2.89%	$10,289
5-Year	+	39.82%	+	6.93%	$13,982
Since Inception (8/1/06)	+	58.48%	+	5.62%	$15,848
R6						0.59%	1.22%
1-Year	+	3.49%	+	3.49%	$10,349
Since Inception (5/1/13)	+	11.55%	+	6.77%	$11,155
Advisor						0.64%	1.15%
1-Year	+	3.45%	+	3.45%	$10,345
5-Year	+	43.50%	+	7.49%	$14,350
Since Inception (8/1/06)	+	65.47%	+	6.17%	$16,547

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Annual Report | 7

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

8 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

franklintempleton.com Annual Report | 9

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
7. Source: Payden & Rygel. The P&R 90 Day T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

10 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Annual Report | 11

FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$995.10	$1.76	$4.93
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$4.99
C
Actual	$1,000	$991.50	$5.27	$8.43
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.54
R
Actual	$1,000	$994.90	$2.77	$5.93
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.01
R6
Actual	$1,000	$996.90	$0.00	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.21
Advisor
Actual	$1,000	$996.70	$0.25	$3.42
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.47

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.98%; C: 1.68%; R: 1.18%; R6: 0.63%; and Advisor: 0.68%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Annual Report franklintempleton.com

Franklin LifeSmart 2020 Retirement Target Fund

We are pleased to bring you Franklin LifeSmart 2020 Retirement Target Fund’s annual report for the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +4.83% cumulative total return for the 12 months ended December 31, 2014. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +13.69%.1 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.1 The Fund is adding the Payden & Rygel (P&R) 90-Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, which returned +0.04%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 88.

franklintempleton.com Annual Report | 13

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	14.7%
Franklin Low Duration Total Return Fund – Class R6	11.4%
Franklin Growth Fund – Class R6	7.9%
iShares Core S&P 500 ETF	5.9%
Franklin Rising Dividends Fund – Class R6	5.4%
Franklin International Small Cap Growth Fund – Class R6	5.0%
Franklin DynaTech Fund – Class R6	4.6%
Franklin Focused Core Equity Fund – Class R6	4.3%
Franklin Strategic Income Fund – Class R6	4.1%
Franklin Mutual International Fund – Class R6	4.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2020 Retirement Target Fund allocated 58.0% of total net assets to equity, 34.2% to fixed income and 3.7% to alternative strategies. Domestic equity exposure was 69.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 7.9% of the Fund’s total investments, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 52.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Bond Fund – Class R6 was our largest fixed income fund weighting at 14.7% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2020 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FLRMX)	$11.14	$10.94	+$	0.20
C (FLRQX)	$11.08	$10.90	+$	0.18
R (FLRVX)	$11.12	$10.93	+$	0.19
R6 (FRTSX)	$11.15	$10.95	+$	0.20
Advisor (FLROX)	$11.15	$10.95	+$	0.20

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.2683	$0.0021	$0.0566	$0.3270
C	$0.2074	$0.0021	$0.0566	$0.2661
R	$0.2544	$0.0021	$0.0566	$0.3131
R6	$0.3030	$0.0021	$0.0566	$0.3617
Advisor	$0.2956	$0.0021	$0.0566	$0.3543

franklintempleton.com Annual Report | 15

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						1.00%	11.90%
1-Year	+	4.83%		-1.22%	$9,878
Since Inception (7/1/13)	+	16.03%	+	6.14%	$10,936
C						1.70%	12.60%
1-Year	+	4.09%	+	3.09%	$10,309
Since Inception (7/1/13)	+	14.67%	+	9.55%	$11,467
R						1.20%	12.10%
1-Year	+	4.61%	+	4.61%	$10,461
Since Inception (7/1/13)	+	15.57%	+	10.12%	$11,557
R6						0.65%	12.16%
1-Year	+	5.14%	+	5.14%	$10,514
Since Inception (7/1/13)	+	16.54%	+	10.74%	$11,654
Advisor						0.70%	11.60%
1-Year	+	5.08%	+	5.08%	$10,508
Since Inception (7/1/13)	+	16.45%	+	10.68%	$11,645

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

16 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com Annual Report | 17

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

18 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
7. Source: Payden & Rygel. The P&R 90 Day T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Annual Report | 19

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

20 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$1,003.60	$1.77	$5.05
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$5.09
C
Actual	$1,000	$999.20	$5.29	$8.57
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.64
R
Actual	$1,000	$1,002.10	$2.78	$6.06
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.11
R6
Actual	$1,000	$1,005.10	$0.00	$3.29
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.31
Advisor
Actual	$1,000	$1,004.90	$0.25	$3.54
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.57

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.00%; C: 1.70%; R: 1.20%; R6: 0.65%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com Annual Report | 21

Franklin LifeSmart 2025 Retirement Target Fund

We are pleased to bring you Franklin LifeSmart 2025 Retirement Target Fund’s annual report for the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2025 approaches.1 The target date is the approximate retirement year of the investor.

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +4.39% cumulative total return for the 12 months ended December 31, 2014. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +13.69%.1 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.1 The Fund is adding the Payden & Rygel (P&R) 90-Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, which returned +0.04%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 24.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 95.

22 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	9.2%
Franklin Growth Fund – Class R6	9.1%
Franklin Rising Dividends Fund – Class R6	7.4%
Franklin Low Duration Total Return Fund – Class R6	6.6%
Franklin International Small Cap Growth Fund – Class R6	5.9%
iShares Core S&P 500 ETF	5.9%
Franklin DynaTech Fund – Class R6	5.7%
Franklin Focused Core Equity Fund – Class R6	5.2%
Franklin Mutual International Fund – Class R6	4.9%
iShares S&P 500 Value ETF	4.0%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2025 Retirement Target Fund allocated 70.3% of total net assets to equity, 21.4% to fixed income and 3.8% to alternative strategies. Domestic equity exposure was 69.4% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 9.1% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund –Class R6 was our largest fixed income fund weighting at 9.2% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding,

Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com Annual Report | 23

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FTRTX)	$12.36	$12.76	-$	0.40
C (FTTCX)	$12.18	$12.60	-$	0.42
R (FRELX)	$12.31	$12.72	-$	0.41
R6 (FTLMX)	$12.39	$12.79	-$	0.40
Advisor (FLRFX)	$12.38	$12.79	-$	0.41

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.2823	$0.1066	$0.5712	$0.9601
C	$0.1948	$0.1066	$0.5712	$0.8726
R	$0.2567	$0.1066	$0.5712	$0.9345
R6	$0.3268	$0.1066	$0.5712	$1.0046
Advisor	$0.3205	$0.1066	$0.5712	$0.9983

24 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						0.98%	1.51%
1-Year	+	4.39%		-1.62%	$9,838
5-Year	+	53.42%	+	7.66%	$14,463
Since Inception (8/1/06)	+	65.82%	+	5.45%	$15,628
C						1.68%	2.21%
1-Year	+	3.58%	+	2.61%	$10,261
5-Year	+	48.17%	+	8.18%	$14,817
Since Inception (8/1/06)	+	56.37%	+	5.46%	$15,637
R						1.18%	1.71%
1-Year	+	4.12%	+	4.12%	$10,412
5-Year	+	51.77%	+	8.70%	$15,177
Since Inception (8/1/06)	+	63.00%	+	5.98%	$16,300
R6						0.63%	1.11%
1-Year	+	4.74%	+	4.74%	$10,474
Since Inception (5/1/13)	+	19.30%	+	11.15%	$11,930
Advisor						0.68%	1.21%
1-Year	+	4.61%	+	4.61%	$10,461
5-Year	+	55.64%	+	9.25%	$15,564
Since Inception (8/1/06)	+	69.85%	+	6.50%	$16,985

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Annual Report | 25

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

26 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

franklintempleton.com Annual Report | 27

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
7. Source: Payden & Rygel. The P&R 90 Day T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

28 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Annual Report | 29

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$1,003.60	$1.77	$5.10
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$5.14
C
Actual	$1,000	$1,000.10	$5.29	$8.62
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.69
R
Actual	$1,000	$1,001.80	$2.78	$6.11
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.16
R6
Actual	$1,000	$1,005.40	$0.00	$3.34
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.36
Advisor
Actual	$1,000	$1,004.30	$0.25	$3.59
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.62

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.01%; C: 1.71%; R: 1.21%; R6: 0.66%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

30 | Annual Report franklintempleton.com

Franklin LifeSmart 2030 Retirement Target Fund

We are pleased to bring you Franklin LifeSmart 2030 Retirement Target Fund’s annual report for the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +5.28% cumulative total return for the 12 months ended December 31, 2014. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +13.69%.1 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.1 The Fund is adding the Payden & Rygel (P&R) 90-Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, which returned +0.04% .2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 33.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 102.

franklintempleton.com Annual Report | 31

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Franklin Growth Fund – Class R6	10.4%
Templeton Global Total Return Fund – Class R6	7.5%
Franklin Rising Dividends Fund – Class R6	7.4%
Franklin International Small Cap Growth Fund – Class R6	6.6%
Franklin DynaTech Fund – Class R6	6.4%
iShares Core S&P 500 ETF	6.0%
Franklin Low Duration Total Return Fund – Class R6	5.7%
Franklin Focused Core Equity Fund – Class R6	5.3%
Franklin Mutual International Fund – Class R6	5.0%
Franklin Growth Opportunities Fund – Class R6	4.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2030 Retirement Target Fund allocated 75.3% of total net assets to equity, 17.9% to fixed income and 3.9% to alternative strategies. Domestic equity exposure was 68.9% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 10.4% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 52.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 7.5% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2030 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

32 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FLRSX)	$11.45	$11.11	+$	0.34
C (FLRTX)	$11.38	$11.09	+$	0.29
R (FLRWX)	$11.44	$11.10	+$	0.34
R6 (FLERX)	$11.47	$11.12	+$	0.35
Advisor (FLRZX)	$11.47	$11.12	+$	0.35

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.1832	$0.0071	$0.0560	$0.2463
C	$0.1541	$0.0071	$0.0560	$0.2172
R	$0.1599	$0.0071	$0.0560	$0.2230
R6	$0.2099	$0.0071	$0.0560	$0.2730
Advisor	$0.2047	$0.0071	$0.0560	$0.2678

franklintempleton.com Annual Report | 33

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						1.02%	21.56%
1-Year	+	5.28%		-0.79%	$9,921
Since Inception (7/1/13)	+	18.11%	+	7.41%	$11,132
C						1.72%	22.26%
1-Year	+	4.67%	+	3.67%	$10,367
Since Inception (7/1/13)	+	16.95%	+	10.99%	$11,695
R						1.22%	21.76%
1-Year	+	5.07%	+	5.07%	$10,507
Since Inception (7/1/13)	+	17.66%	+	11.44%	$11,766
R6						0.67%	21.67%
1-Year	+	5.60%	+	5.60%	$10,560
Since Inception (7/1/13)	+	18.63%	+	12.05%	$11,863
Advisor						0.72%	21.26%
1-Year	+	5.56%		5.56%	$10,556
Since Inception (7/1/13)	+	18.56%	+	12.01%	$11,856

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

34 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com Annual Report | 35

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

36 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
7. Source: Payden & Rygel. The P&R 90 Day T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Annual Report | 37

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

38 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$1,012.90	$1.78	$5.18
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$5.19
C
Actual	$1,000	$1,009.60	$5.32	$8.71
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.74
R
Actual	$1,000	$1,011.80	$2.79	$6.19
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.21
R6
Actual	$1,000	$1,014.30	$0.00	$3.40
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.41
Advisor
Actual	$1,000	$1,014.80	$0.25	$3.66
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.67

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C:1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.02%; C: 1.72%; R: 1.22%; R6: 0.67%; and Advisor: 0.72%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com Annual Report | 39

Franklin LifeSmart 2035 Retirement Target Fund

We are pleased to bring you Franklin LifeSmart 2035 Retirement Target Fund’s annual report for the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +4.96% cumulative total return for the 12 months ended December 31, 2014. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +13.69%.1 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.1 The Fund is adding the Payden & Rygel (P&R) 90-Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, which returned +0.04%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 42.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 109.

40 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Franklin Growth Fund – Class R6	10.4%
Franklin Rising Dividends Fund – Class R6	8.9%
Franklin International Small Cap Growth Fund – Class R6	6.8%
Franklin DynaTech Fund – Class R6	6.3%
Franklin Focused Core Equity Fund – Class R6	6.1%
iShares Core S&P 500 ETF	6.0%
Franklin Mutual International Fund – Class R6	5.6%
Templeton Global Total Return Fund – Class R6	5.4%
iShares S&P 500 Value ETF	4.6%
Franklin Growth Opportunities Fund – Class R6	4.2%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2035 Retirement Target Fund allocated 80.8% of total net assets to equity, 12.9% to fixed income and 3.9% to alternative strategies. Domestic equity exposure was 69.3% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 10.4% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.9% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 5.4% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com Annual Report | 41

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FRTAX)	$12.67	$12.85	-$	0.18
C (FTRCX)	$12.43	$12.63	-$	0.20
R (FLRGX)	$12.66	$12.84	-$	0.18
R6 (FMTLX)	$12.75	$12.92	-$	0.17
Advisor (FLRHX)	$12.75	$12.93	-$	0.18

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.2369	$0.0641	$0.5169	$0.8179
C	$0.1538	$0.0641	$0.5169	$0.7348
R	$0.2090	$0.0641	$0.5169	$0.7900
R6	$0.2797	$0.0641	$0.5169	$0.8607
Advisor	$0.2735	$0.0641	$0.5169	$0.8545

42 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						0.99%	1.62%
1-Year	+	4.96%		-1.05%	$9,895
5-Year	+	57.43%	+	8.21%	$14,840
Since Inception (8/1/06)	+	66.94%	+	5.53%	$15,734
C						1.69%	2.32%
1-Year	+	4.23%	+	3.24%	$10,324
5-Year	+	52.16%	+	8.76%	$15,216
Since Inception (8/1/06)	+	57.42%	+	5.54%	$15,742
R						1.19%	1.82%
1-Year	+	4.75%	+	4.75%	$10,475
5-Year	+	55.89%	+	9.29%	$15,589
Since Inception (8/1/06)	+	64.30%	+	6.08%	$16,430
R6						0.64%	1.17%
1-Year	+	5.35%	+	5.35%	$10,535
Since Inception (5/1/13)	+	21.24%	+	12.24%	$12,124
Advisor						0.69%	1.32%
1-Year	+	5.22%	+	5.22%	$10,522
5-Year	+	59.84%	+	9.83%	$15,984
Since Inception (8/1/06)	+	71.34%	+	6.61%	$17,134

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Annual Report | 43

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

44 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

franklintempleton.com Annual Report | 45

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
7. Source: Payden & Rygel. The P&R 90 Day T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

46 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Annual Report | 47

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$1,006.00	$1.77	$5.16
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$5.19
C
Actual	$1,000	$1,002.80	$5.30	$8.68
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.74
R
Actual	$1,000	$1,005.40	$2.78	$6.17
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.21
R6
Actual	$1,000	$1,008.40	$0.00	$3.39
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.41
Advisor
Actual	$1,000	$1,007.90	$0.25	$3.64
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.67

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.02%; C: 1.72%; R: 1.22%; R6: 0.67%; and Advisor: 0.72%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

48 | Annual Report franklintempleton.com

Franklin LifeSmart 2040 Retirement Target Fund

We are pleased to bring you Franklin LifeSmart 2040 Retirement Target Fund’s annual report for the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +5.67% cumulative total return for the 12 months ended December 31, 2014. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +13.69%.1 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.1 The Fund is adding the Payden & Rygel (P&R) 90-Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, which returned +0.04%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 51.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 116.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Franklin Growth Fund – Class R6	12.2%
Franklin Rising Dividends Fund – Class R6	7.9%
Franklin DynaTech Fund – Class R6	7.3%
Franklin International Small Cap Growth Fund – Class R6	7.1%
Franklin Focused Core Equity Fund – Class R6	6.2%
Franklin Mutual International Fund – Class R6	5.8%
iShares Core S&P 500 ETF	5.7%
Templeton Global Total Return Fund – R6	5.0%
Franklin Growth Opportunities Fund – Class R6	4.4%
iShares S&P 500 Value ETF	3.9%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2040 Retirement Target Fund allocated 82.2% of total net assets to equity, 11.5% to fixed income and 3.6% to alternative strategies. Domestic equity exposure was 69.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 12.2% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 50.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 5.0% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2040 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FLADX)	$11.58	$11.19	+$	0.39
C (FLOLX)	$11.52	$11.15	+$	0.37
R (FLSGX)	$11.58	$11.19	+$	0.39
R6 (FLREX)	$11.61	$11.20	+$	0.41
Advisor (FLSHX)	$11.61	$11.20	+$	0.41

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.1833	$0.0007	$0.0592	$0.2432
C	$0.1307	$0.0007	$0.0592	$0.1906
R	$0.1627	$0.0007	$0.0592	$0.2226
R6	$0.2147	$0.0007	$0.0592	$0.2746
Advisor	$0.2090	$0.0007	$0.0592	$0.2689

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						1.01%	34.24%
1-Year	+	5.67%		-0.38%	$9,962
Since Inception (7/1/13)	+	19.31%	+	8.13%	$11,245
C						1.71%	34.94%
1-Year	+	5.03%	+	4.03%	$10,403
Since Inception (7/1/13)	+	18.12%	+	11.73%	$11,812
R						1.21%	34.44%
1-Year	+	5.48%	+	5.48%	$10,548
Since Inception (7/1/13)	+	18.99%	+	12.28%	$11,899
R6						0.66%	34.34%
1-Year	+	6.13%	+	6.13%	$10,613
Since Inception (7/1/13)	+	20.00%	+	12.91%	$12,000
Advisor						0.71%	33.94%
1-Year	+	6.08%	+	6.08%	$10,608
Since Inception (7/1/13)	+	19.92%	+	12.86%	$11,992

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment[1] (continued)

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
7. Source: Payden & Rygel. The P&R 90 Day T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$1,016.80	$1.78	$5.19
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$5.19
C
Actual	$1,000	$1,013.70	$5.33	$8.73
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.74
R
Actual	$1,000	$1,016.60	$2.80	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.21
R6
Actual	$1,000	$1,018.90	$0.00	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.41
Advisor
Actual	$1,000	$1,019.50	$0.25	$3.66
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.67

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.02%; C: 1.72%; R: 1.22%; R6: 0.67%; and Advisor: 0.72%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin LifeSmart 2045 Retirement Target Fund

We are pleased to bring you Franklin LifeSmart 2045 Retirement Target Fund’s annual report for the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investment into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +4.94% cumulative total return for the 12 months ended December 31, 2014. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +13.69%.1 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.1 The Fund is adding the Payden & Rygel (P&R) 90-Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, which returned +0.04%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 60.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 123.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Franklin Growth Fund – Class R6	11.3%
Franklin Rising Dividends Fund – Class R6	9.8%
Franklin DynaTech Fund – Class R6	7.1%
Franklin International Small Cap Growth Fund – Class R6	7.1%
Franklin Focused Core Equity Fund – Class R6	6.1%
iShares Core S&P 500 ETF	6.0%
Franklin Mutual International Fund – Class R6	5.7%
iShares S&P 500 Value ETF	4.3%
Franklin Utilities Fund – Class R6	4.1%
Templeton Global Total Return Fund – Class R6	3.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2045 Retirement Target Fund allocated 84.4% of total net assets to equity, 8.9% to fixed income and 4.0% to alternative strategies. Domestic equity exposure was 68.4% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 11.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 52.8% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.7% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FTTAX)	$12.70	$12.88	-$	0.18
C (FLRIX)	$12.42	$12.63	-$	0.21
R (FLRJX)	$12.66	$12.82	-$	0.16
R6 (FMLTX)	$12.77	$12.95	-$	0.18
Advisor (FLRLX)	$12.76	$12.94	-$	0.18

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.2230	$0.0740		$0.5193	$0.8163
C	$0.1414	$0.0740		$0.5193	$0.7347
R	$0.1760	$0.0740		$0.5193	$0.7693
R6	$0.2654	$0.0740		$0.5193	$0.8587
Advisor	$0.2592	$0.0740		$0.5193	$0.8525

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franklintempleton.com

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						1.00%	1.86%
1-Year	+	4.94%		-1.13%	$9,887
5-Year	+	60.94%	+	8.68%	$15,164
Since Inception (8/1/06)	+	69.12%	+	5.70%	$15,940
C						1.70%	2.56%
1-Year	+	4.15%	+	3.16%	$10,316
5-Year	+	55.25%	+	9.20%	$15,525
Since Inception (8/1/06)	+	59.41%	+	5.70%	$15,941
R						1.20%	2.06%
1-Year	+	4.75%	+	4.75%	$10,475
5-Year	+	59.20%	+	9.75%	$15,920
Since Inception (8/1/06)	+	66.26%	+	6.23%	$16,626
R6						0.65%	1.32%
1-Year	+	5.24%	+	5.24%	$10,524
Since Inception (5/1/13)	+	22.16%	+	12.75%	$12,216
Advisor						0.70%	1.56%
1-Year	+	5.20%	+	5.20%	$10,520
5-Year	+	63.16%	+	10.29%	$16,316
Since Inception (8/1/06)	+	73.34%	+	6.75%	$17,334

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
7. Source: Payden & Rygel. The P&R 90 Day T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$1,007.20	$1.77	$5.16
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$5.19
C
Actual	$1,000	$1,003.40	$5.25	$8.69
Hypothetical (5% return before expenses)	$1,000	$1,019.96	$5.30	$8.74
R
Actual	$1,000	$1,006.00	$2.78	$6.17
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.21
R6
Actual	$1,000	$1,008.10	$0.00	$3.39
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.41
Advisor
Actual	$1,000	$1,007.60	$0.25	$3.64
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.67

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.02%; C: 1.72%; R: 1.22%; R6: 0.67%; and Advisor: 0.72%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

66 | Annual Report franklintempleton.com

Franklin LifeSmart 2050 Retirement Target Fund

We are pleased to bring you Franklin LifeSmart 2050 Retirement Target Fund’s annual report for the fiscal year ended December 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*
Based on Total Net Assets as of 12/31/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +5.80% cumulative total return for the 12 months ended December 31, 2014. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity performance in global developed and emerging markets, returned +4.71%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +13.69%.1 Another equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, had a -4.48% total return.1 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +0.48% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, generated a +5.97% total return.1 The Fund is adding the Payden & Rygel (P&R) 90-Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, which returned +0.04%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 69.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

1. Source: Morningstar.
2. Source: Payden & Rygel.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 130.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/14
% of Total
Net Assets
Franklin Growth Fund – Class R6	12.9%
Franklin Rising Dividends Fund – Class R6	8.7%
Franklin DynaTech Fund – Class R6	7.6%
Franklin International Small Cap Growth Fund – Class R6	7.4%
Franklin Focused Core Equity Fund – Class R6	6.5%
Franklin Mutual International Fund – Class R6	6.1%
iShares Core S&P 500 ETF	6.0%
Franklin Utilities Fund – Class R6	4.1%
Franklin Growth Opportunities Fund – Class R6	3.7%
iShares S&P 500 Value ETF	3.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2050 Retirement Target Fund allocated 85.0% of total net assets to equity, 8.6% to fixed income and 3.8% to alternative strategies. Domestic equity exposure was 68.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2014, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 12.9% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 52.3% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.6% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2050 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

68 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/14	12/31/13		Change
A (FLSJX)	$11.62	$11.21	+$	0.41
C (FLSKX)	$11.56	$11.18	+$	0.38
R (FLSNX)	$11.63	$11.21	+$	0.42
R6 (FRLEX)	$11.65	$11.23	+$	0.42
Advisor (FLSOX)	$11.65	$11.22	+$	0.43

Distributions (1/1/14–12/31/14)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.1789	$0.0148	$0.0465	$0.2402
C	$0.1314	$0.0148	$0.0465	$0.1927
R	$0.1539	$0.0148	$0.0465	$0.2152
R6	$0.2101	$0.0148	$0.0465	$0.2714
Advisor	$0.2057	$0.0148	$0.0465	$0.2670

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]	(with waiver)	(without waiver)
A						1.01%	35.00%
1-Year	+	5.80%		-0.25%	$9,975
Since Inception (7/1/13)	+	19.70%	+	8.37%	$11,282
C						1.71%	35.70%
1-Year	+	5.03%	+	4.03%	$10,403
Since Inception (7/1/13)	+	18.50%	+	11.97%	$11,850
R						1.21%	35.20%
1-Year	+	5.67%	+	5.67%	$10,567
Since Inception (7/1/13)	+	19.43%	+	12.55%	$11,943
R6						0.66%	35.02%
1-Year	+	6.16%	+	6.16%	$10,616
Since Inception (7/1/13)	+	20.37%	+	13.15%	$12,037
Advisor						0.71%	34.70%
1-Year	+	6.22%	+	6.22%	$10,622
Since Inception (7/1/13)	+	20.30%	+	13.10%	$12,030

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

72 | Annual Report franklintempleton.com

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment[1] (continued)

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, partic-
ular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE
Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and
Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and
Fitch, respectively. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
7. Source: Payden & Rygel. The P&R 90 Day T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Annual Report | 73

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 7/1/14	Value 12/31/14	7/1/14–12/31/14	7/1/14–12/31/14
A
Actual	$1,000	$1,017.20	$1.78	$5.19
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$5.19
C
Actual	$1,000	$1,012.40	$5.33	$8.72
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.74
R
Actual	$1,000	$1,016.10	$2.79	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.21
R6
Actual	$1,000	$1,018.50	$0.00	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.41
Advisor
Actual	$1,000	$1,018.30	$0.25	$3.66
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.67

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.02%; C: 1.72%; R: 1.22%; R6: 0.67%; and Advisor: 0.72%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2015 Retirement Target Fund
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.28	$11.67	$10.92	$11.25	$10.17
Income from investment operations[a]:
Net investment income[b,c]	0.39	0.25	0.24	0.24	0.24
Net realized and unrealized gains (losses)	(0.01)	1.16	0.76	(0.33)	1.05
Total from investment operations	0.38	1.41	1.00	(0.09)	1.29
Less distributions from:
Net investment income	(0.40)	(0.27)	(0.25)	(0.24)	(0.21)
Net realized gains	(0.59)	(0.53)	—	—	—
Total distributions	(0.99)	(0.80)	(0.25)	(0.24)	(0.21)
Net asset value, end of year	$11.67	$12.28	$11.67	$10.92	$11.25

Total return[d]	3.07%	12.27%	9.20%	(0.82)%	12.77%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.84%	0.83%	0.71%	0.80%	0.80%
Expenses net of waiver and payments by affiliates[e]	0.35%	0.38%	0.45%	0.45%	0.45%
Net investment income[c]	3.20%	2.04%	2.13%	2.09%	2.30%

Supplemental data
Net assets, end of year (000’s)	$48,121	$44,347	$37,507	$31,073	$27,230
Portfolio turnover rate	68.98%	73.66%	25.12%	31.55%	17.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the year ended December 31, 2014.

76 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.16	$11.57	$10.83	$11.16	$10.10
Income from investment operations[a]:
Net investment income[b,c]	0.30	0.16	0.16	0.16	0.16
Net realized and unrealized gains (losses)	(0.01)	1.15	0.75	(0.33)	1.04
Total from investment operations	0.29	1.31	0.91	(0.17)	1.20
Less distributions from:
Net investment income	(0.31)	(0.19)	(0.17)	(0.16)	(0.14)
Net realized gains	(0.59)	(0.53)	—	—	—
Total distributions	(0.90)	(0.72)	(0.17)	(0.16)	(0.14)
Net asset value, end of year	$11.55	$12.16	$11.57	$10.83	$11.16

Total return[d]	2.39%	11.46%	8.44%	(1.51)%	11.91%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.54%	1.53%	1.41%	1.50%	1.50%
Expenses net of waiver and payments by affiliates[e]	1.05%	1.08%	1.15%	1.15%	1.15%
Net investment income[c]	2.50%	1.34%	1.43%	1.39%	1.60%

Supplemental data
Net assets, end of year (000’s)	$21,189	$20,395	$16,912	$14,217	$12,133
Portfolio turnover rate	68.98%	73.66%	25.12%	31.55%	17.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 77

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.25	$11.64	$10.89	$11.22	$10.15
Income from investment operations[a]:
Net investment income[b,c]	0.36	0.22	0.22	0.21	0.20
Net realized and unrealized gains (losses)	(—)[d]	1.16	0.75	(0.32)	1.06
Total from investment operations	0.36	1.38	0.97	(0.11)	1.26
Less distributions from:
Net investment income	(0.38)	(0.24)	(0.22)	(0.22)	(0.19)
Net realized gains	(0.59)	(0.53)	—	—	—
Total distributions	(0.97)	(0.77)	(0.22)	(0.22)	(0.19)
Net asset value, end of year	$11.64	$12.25	$11.64	$10.89	$11.22

Total return	2.89%	12.04%	8.96%	(1.02)%	12.46%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.04%	1.03%	0.91%	1.00%	1.00%
Expenses net of waiver and payments by affiliates[e]	0.55%	0.58%	0.65%	0.65%	0.65%
Net investment income[c]	3.00%	1.84%	1.93%	1.89%	2.10%

Supplemental data
Net assets, end of year (000’s)	$2,828	$2,279	$1,862	$1,815	$1,401
Portfolio turnover rate	68.98%	73.66%	25.12%	31.55%	17.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the year ended December 31, 2014.

78 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.32	$12.17
Income from investment operations[b]:
Net investment income[c,d]	0.57	0.49
Net realized and unrealized gains (losses)	(0.14)	0.44
Total from investment operations	0.43	0.93
Less distributions from:
Net investment income	(0.44)	(0.25)
Net realized gains	(0.59)	(0.53)
Total distributions	(1.03)	(0.78)
Net asset value, end of year	$11.72	$12.32

Total return[e]	3.49%	7.78%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.44%	0.60%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%
Net investment income[d]	3.55%	2.42%

Supplemental data
Net assets, end of year (000’s)	$6,709	$763
Portfolio turnover rate	68.98%	73.66%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 79

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.31	$11.70	$10.94	$11.28	$10.19
Income from investment operations[a]:
Net investment income[b,c]	0.43	0.29	0.28	0.26	0.39
Net realized and unrealized gains (losses)	(—)[d]	1.16	0.76	(0.33)	0.94
Total from investment operations	0.43	1.45	1.04	(0.07)	1.33
Less distributions from:
Net investment income	(0.44)	(0.31)	(0.28)	(0.27)	(0.24)
Net realized gains	(0.59)	(0.53)	—	—	—
Total distributions	(1.03)	(0.84)	(0.28)	(0.27)	(0.24)
Net asset value, end of year	$11.71	$12.31	$11.70	$10.94	$11.28

Total return	3.45%	12.55%	9.59%	(0.61)%	13.16%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.54%	0.53%	0.41%	0.50%	0.50%
Expenses net of waiver and payments by affiliates[e]	0.05%	0.08%	0.15%	0.15%	0.15%
Net investment income[c]	3.50%	2.34%	2.43%	2.39%	2.60%

Supplemental data
Net assets, end of year (000’s)	$2,194	$2,494	$1,840	$1,501	$1,571
Portfolio turnover rate	68.98%	73.66%	25.12%	31.55%	17.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the year ended December 31, 2014.

80 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin LifeSmart 2015 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	229,276	$2,483,054
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	89,402	664,256
		3,147,310
Domestic Equity 26.6%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	2,940	504,304
[a,b]Franklin DynaTech Fund, Class R6	43,651	2,056,396
[a]Franklin Focused Core Equity Fund, Class R6	140,564	2,049,424
[a]Franklin Growth Fund, Class R6	45,066	3,369,107
[a,b]Franklin Growth Opportunities Fund, Class R6	45,912	1,508,661
[a]Franklin Real Estate Securities Fund, Class R6	21,231	467,722
[a]Franklin Rising Dividends Fund, Class R6	48,592	2,526,768
[a,b]Franklin Small Cap Growth Fund, Class R6	39,435	767,004
[a]Franklin Utilities Fund, Class R6	66,067	1,179,951
iShares Core S&P 500 ETF	23,985	4,962,496
iShares S&P 500 Value ETF	22,900	2,147,333
		21,539,166
Domestic Fixed Income 29.4%
[a]Franklin Low Duration Total Return Fund, Class R6	1,480,629	14,850,708
[a]Franklin Strategic Income Fund, Class R6	525,202	5,257,272
iShares Intermediate Credit Bond ETF	33,715	3,686,061
		23,794,041
Foreign Equity 10.6%
[a]Franklin International Small Cap Growth Fund, Class R6	116,071	2,097,397
[a]Franklin Mutual International Fund, Class R6	131,527	1,918,985
iShares Global Infrastructure ETF	16,240	684,516
iShares MSCI All Country Asia ex Japan ETF	9,306	567,015
[a]Templeton China World Fund, Class R6	15,700	482,297
[a]Templeton Foreign Fund, Class R6	133,447	916,780
[a]Templeton Frontier Markets Fund, Class R6	55,581	799,809
WisdomTree Japan Hedged Equity Fund ETF (Japan)	23,735	1,168,474
		8,635,273
Foreign Fixed Income 27.7%
[a]Franklin Emerging Market Debt Opportunities Fund	252,312	2,677,030
[a]Templeton Global Total Return Fund, Class R6	1,575,696	19,774,980
		22,452,010
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $76,442,261) 98.2%		79,567,800

franklintempleton.com

Annual Report

| 81

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $1,466,544) 1.8%
Money Market Funds 1.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,466,544	$1,466,544
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $77,908,805) 100.0%		81,034,344
Other Assets, less Liabilities 0.0%†		7,098
Net Assets 100.0%		$81,041,442

See Abbreviations on page 162.

†Rounds to less than 0.1% of net assets.
aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

82 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2020 Retirement Target Fund
	Year Ended
	December 31,
	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.33	0.16
Net realized and unrealized gains (losses)	0.20	0.91
Total from investment operations	0.53	1.07
Less distributions from:
Net investment income	(0.27)	(0.13)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.33)	(0.13)
Net asset value, end of year	$11.14	$10.94

Total return[f]	4.83%	10.69%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.25%	11.14%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.24%
Net investment income[d]	3.20%	3.12%

Supplemental data
Net assets, end of year (000’s)	$7,302	$2,189
Portfolio turnover rate	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 83

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.90	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.24	0.18
Net realized and unrealized gains (losses)	0.21	0.83
Total from investment operations	0.45	1.01
Less distributions from:
Net investment income	(0.21)	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.27)	(0.11)
Net asset value, end of year	$11.08	$10.90

Total return[f]	4.09%	10.16%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.95%	11.95%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%
Net investment income[d]	2.50%	2.31%

Supplemental data
Net assets, end of year (000’s)	$2,617	$250
Portfolio turnover rate	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the year ended December 31, 2014.

84 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.93	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.42	0.11
Net realized and unrealized gains (losses)	0.08	0.93
Total from investment operations	0.50	1.04
Less distributions from:
Net investment income	(0.25)	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.31)	(0.11)
Net asset value, end of year	$11.12	$10.93

Total return[f]	4.61%	10.48%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.45%	11.45%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%
Net investment income[d]	3.00%	2.81%

Supplemental data
Net assets, end of year (000’s)	$80	$11
Portfolio turnover rate	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 85

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.45	0.14
Net realized and unrealized gains (losses)	0.11	0.94
Total from investment operations	0.56	1.08
Less distributions from:
Net investment income	(0.30)	(0.13)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.36)	(0.13)
Net asset value, end of year	$11.15	$10.95

Total return[f]	5.14%	10.84%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.81%	11.51%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%
Net investment income[d]	3.55%	3.36%

Supplemental data
Net assets, end of year (000’s)	$7,361	$11
Portfolio turnover rate	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the year ended December 31, 2014.

86 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.39	0.17
Net realized and unrealized gains (losses)	0.17	0.91
Total from investment operations	0.56	1.08
Less distributions from:
Net investment income	(0.30)	(0.13)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.36)	(0.13)
Net asset value, end of year	$11.15	$10.95

Total return[f]	5.08%	10.83%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.95%	10.95%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%
Net investment income[d]	3.50%	3.31%

Supplemental data
Net assets, end of year (000’s)	$98	$44
Portfolio turnover rate	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 87

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin LifeSmart 2020 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.7%
[a]Franklin K2 Alternative Strategies Fund, Class R6	47,376	$513,077
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	18,693	138,887
		651,964
Domestic Equity 40.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	820	140,704
[a,b]Franklin DynaTech Fund, Class R6	17,226	811,529
[a]Franklin Focused Core Equity Fund, Class R6	51,900	756,700
[a]Franklin Growth Fund, Class R6	18,344	1,371,365
[a,b]Franklin Growth Opportunities Fund, Class R6	17,099	561,884
[a]Franklin Real Estate Securities Fund, Class R6	7,284	160,471
[a]Franklin Rising Dividends Fund, Class R6	17,979	934,892
[a,b]Franklin Small Cap Growth Fund, Class R6	13,905	270,447
[a]Franklin Utilities Fund, Class R6	25,093	448,169
iShares Core S&P 500 ETF	4,938	1,021,672
iShares S&P 500 Value ETF	5,600	525,112
		7,002,945
Domestic Fixed Income 17.8%
[a]Franklin Low Duration Total Return Fund, Class R6	198,426	1,990,212
[a]Franklin Strategic Income Fund, Class R6	70,953	710,239
iShares Intermediate Credit Bond ETF	3,790	414,360
		3,114,811
Foreign Equity 17.9%
[a]Franklin International Small Cap Growth Fund, Class R6	48,342	873,545
[a]Franklin Mutual International Fund, Class R6	48,630	709,512
iShares Global Infrastructure ETF	5,902	248,769
iShares MSCI All Country Asia ex Japan ETF	3,154	192,173
[a]Templeton China World Fund, Class R6	5,444	167,249
[a]Templeton Foreign Fund, Class R6	49,866	342,580
[a]Templeton Frontier Markets Fund, Class R6	19,701	283,505
WisdomTree Japan Hedged Equity Fund ETF (Japan)	6,096	300,106
		3,117,439
Foreign Fixed Income 16.4%
[a]Franklin Emerging Market Debt Opportunities Fund	27,473	291,492
[a]Templeton Global Total Return Fund, Class R6	204,752	2,569,634
		2,861,126
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $16,958,620) 95.9%		16,748,285

88 | Annual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $369,780) 2.1%
Money Market Funds 2.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	369,780	$369,780
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $17,328,400) 98.0%		17,118,065
Other Assets, less Liabilities 2.0%		339,941
Net Assets 100.0%		$17,458,006

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 89

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2025 Retirement Target Fund
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.76	$11.11	$10.22	$10.70	$9.54
Income from investment operations[a]:
Net investment income[b,c]	0.26	0.16	0.17	0.17	0.22
Net realized and unrealized gains (losses)	0.30	2.06	0.88	(0.48)	1.13
Total from investment operations	0.56	2.22	1.05	(0.31)	1.35
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.28)	(0.19)	(0.16)	(0.17)	(0.19)
Net realized gains	(0.68)	(0.38)	—	—	—
Total distributions	(0.96)	(0.57)	(0.16)	(0.17)	(0.19)
Net asset value, end of year	$12.36	$12.76	$11.11	$10.22	$10.70

Total return[d]	4.39%	20.18%	10.30%	(2.86)%	14.14%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.83%	0.84%	0.71%	0.80%	0.85%
Expenses net of waiver and payments by affiliates[e]	0.35%	0.38%	0.45%	0.45%	0.45%
Net investment income[c]	2.03%	1.31%	1.55%	1.64%	2.25%

Supplemental data
Net assets, end of year (000’s)	$67,854	$58,811	$45,299	$36,506	$30,983
Portfolio turnover rate	62.00%	47.39%	25.67%	20.06%	19.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

90 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.60	$10.97	$10.11	$10.59	$9.45
Income from investment operations[a]:
Net investment income[b,c]	0.16	0.07	0.09	0.10	0.16
Net realized and unrealized gains (losses)	0.29	2.05	0.86	(0.48)	1.11
Total from investment operations	0.45	2.12	0.95	(0.38)	1.27
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.19)	(0.11)	(0.09)	(0.10)	(0.13)
Net realized gains	(0.68)	(0.38)	—	—	—
Total distributions	(0.87)	(0.49)	(0.09)	(0.10)	(0.13)
Net asset value, end of year	$12.18	$12.60	$10.97	$10.11	$10.59

Total return[d]	3.58%	19.52%	9.42%	(3.54)%	13.41%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.53%	1.54%	1.41%	1.50%	1.55%
Expenses net of waiver and payments by affiliates[e]	1.05%	1.08%	1.15%	1.15%	1.15%
Net investment income[c]	1.33%	0.61%	0.85%	0.94%	1.55%

Supplemental data
Net assets, end of year (000’s)	$28,712	$25,248	$18,312	$14,309	$11,194
Portfolio turnover rate	62.00%	47.39%	25.67%	20.06%	19.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 91

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.72	$11.07	$10.19	$10.68	$9.53
Income from investment operations[a]:
Net investment income[b,c]	0.23	0.13	0.15	0.16	0.22
Net realized and unrealized gains (losses)	0.30	2.07	0.87	(0.50)	1.10
Total from investment operations	0.53	2.20	1.02	(0.34)	1.32
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.26)	(0.17)	(0.14)	(0.15)	(0.17)
Net realized gains	(0.68)	(0.38)	—	—	—
Total distributions	(0.94)	(0.55)	(0.14)	(0.15)	(0.17)
Net asset value, end of year	$12.31	$12.72	$11.07	$10.19	$10.68

Total return	4.12%	20.05%	10.05%	(3.14)%	13.92%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	1.03%	1.04%	0.91%	1.00%	1.05%
Expenses net of waiver and payments by affiliates[d]	0.55%	0.58%	0.65%	0.65%	0.65%
Net investment income[c]	1.83%	1.11%	1.35%	1.44%	2.05%

Supplemental data
Net assets, end of year (000’s)	$5,361	$4,835	$3,442	$1,780	$995
Portfolio turnover rate	62.00%	47.39%	25.67%	20.06%	19.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

92 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.79	$11.74
Income from investment operations[b]:
Net investment income[c,d]	0.41	0.55
Net realized and unrealized gains (losses)	0.20	1.06
Total from investment operations	0.61	1.61
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.33)	(0.18)
Net realized gains	(0.68)	(0.38)
Total distributions	(1.01)	(0.56)
Net asset value, end of year	$12.39	$12.79

Total return[e]	4.74%	13.90%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.39%	0.45%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%
Net investment income[d]	2.38%	1.69%

Supplemental data
Net assets, end of year (000’s)	$14,010	$2,339
Portfolio turnover rate	62.00%	47.39%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 93

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.79	$11.12	$10.23	$10.72	$9.55
Income from investment operations[a]:
Net investment income[b,c]	0.29	0.19	0.20	0.21	0.31
Net realized and unrealized gains (losses)	0.30	2.08	0.88	(0.50)	1.07
Total from investment operations	0.59	2.27	1.08	(0.29)	1.38
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.32)	(0.22)	(0.19)	(0.20)	(0.21)
Net realized gains	(0.68)	(0.38)	—	—	—
Total distributions	(1.00)	(0.60)	(0.19)	(0.20)	(0.21)
Net asset value, end of year	$12.38	$12.79	$11.12	$10.23	$10.72

Total return	4.61%	20.66%	10.59%	(2.65)%	14.53%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.53%	0.54%	0.41%	0.50%	0.55%
Expenses net of waiver and payments by affiliates[d]	0.05%	0.08%	0.15%	0.15%	0.15%
Net investment income[c]	2.33%	1.61%	1.85%	1.94%	2.55%

Supplemental data
Net assets, end of year (000’s)	$2,814	$2,487	$1,873	$1,847	$1,530
Portfolio turnover rate	62.00%	47.39%	25.67%	20.06%	19.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.66% for the year ended December 31, 2014.

94 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin LifeSmart 2025 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	323,419	$3,502,630
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	126,611	940,719
		4,443,349
Domestic Equity 48.8%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	8,889	1,525,052
[a,b]Franklin DynaTech Fund, Class R6	144,889	6,825,716
[a]Franklin Focused Core Equity Fund, Class R6	424,331	6,186,741
[a]Franklin Growth Fund, Class R6	144,269	10,785,520
[a,b]Franklin Growth Opportunities Fund, Class R6	132,232	4,345,150
[a]Franklin Real Estate Securities Fund, Class R6	62,303	1,372,546
[a]Franklin Rising Dividends Fund, Class R6	168,340	8,753,673
[a,b]Franklin Small Cap Growth Fund, Class R6	142,971	2,780,784
[a]Franklin Utilities Fund, Class R6	206,213	3,682,962
iShares Core S&P 500 ETF	33,710	6,974,599
iShares S&P 500 Value ETF	50,700	4,754,139
		57,986,882
Domestic Fixed Income 11.0%
[a]Franklin Low Duration Total Return Fund, Class R6	776,722	7,790,526
[a]Franklin Strategic Income Fund, Class R6	275,210	2,754,847
iShares Intermediate Credit Bond ETF	23,400	2,558,322
		13,103,695
Foreign Equity 21.5%
[a]Franklin International Small Cap Growth Fund, Class R6	390,976	7,064,944
[a]Franklin Mutual International Fund, Class R6	394,960	5,762,471
iShares Global Infrastructure ETF	47,199	1,989,438
iShares MSCI All Country Asia ex Japan ETF	25,440	1,550,059
[a]Templeton China World Fund, Class R6	50,936	1,564,749
[a]Templeton Foreign Fund, Class R6	364,219	2,502,188
[a]Templeton Frontier Markets Fund, Class R6	159,708	2,298,200
WisdomTree Japan Hedged Equity Fund ETF (Japan)	57,665	2,838,848
		25,570,897
Foreign Fixed Income 10.4%
[a]Franklin Emerging Market Debt Opportunities Fund	134,129	1,423,112
[a]Templeton Global Total Return Fund, Class R6	866,520	10,874,828
		12,297,940
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $102,134,376) 95.5%		113,402,763

franklintempleton.com Annual Report | 95

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $2,604,862) 2.2%
Money Market Funds 2.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,604,862	$2,604,862
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $104,739,238) 97.7%		116,007,625
Other Assets, less Liabilities 2.3%		2,744,097
Net Assets 100.0%		$118,751,722

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

96 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2030 Retirement Target Fund
	Year Ended
	December 31,
	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.11	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.25	0.15
Net realized and unrealized gains (losses)	0.33	1.07
Total from investment operations	0.58	1.22
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.18)	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.24)	(0.11)
Net asset value, end of year	$11.45	$11.11

Total return[f]	5.28%	12.19%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.28%	20.77%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.23%
Net investment income[d]	2.58%	2.72%

Supplemental data
Net assets, end of year (000’s)	$5,098	$1,260
Portfolio turnover rate	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 97

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.09	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.24	0.13
Net realized and unrealized gains (losses)	0.26	1.05
Total from investment operations	0.50	1.18
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.15)	(0.09)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.21)	(0.09)
Net asset value, end of year	$11.38	$11.09

Total return[f]	4.67%	11.73%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.98%	21.59%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%
Net investment income[d]	1.88%	1.90%

Supplemental data
Net assets, end of year (000’s)	$1,950	$132
Portfolio turnover rate	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

98 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.10	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.18	0.13
Net realized and unrealized gains (losses)	0.38	1.07
Total from investment operations	0.56	1.20
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.16)	(0.10)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.22)	(0.10)
Net asset value, end of year	$11.44	$11.10

Total return[f]	5.07%	11.98%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.48%	21.09%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%
Net investment income[d]	2.38%	2.40%

Supplemental data
Net assets, end of year (000’s)	$48	$47
Portfolio turnover rate	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 99

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.36	0.11
Net realized and unrealized gains (losses)	0.26	1.12
Total from investment operations	0.62	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.21)	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.27)	(0.11)
Net asset value, end of year	$11.47	$11.12

Total return[f]	5.60%	12.34%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.74%	21.00%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%
Net investment income[d]	2.93%	2.95%

Supplemental data
Net assets, end of year (000’s)	$12,041	$11
Portfolio turnover rate	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

100 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.23	0.13
Net realized and unrealized gains (losses)	0.38	1.10
Total from investment operations	0.61	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.20)	(0.11)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.26)	(0.11)
Net asset value, end of year	$11.47	$11.12

Total return[f]	5.56%	12.32%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.98%	20.59%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%
Net investment income[d]	2.88%	2.90%

Supplemental data
Net assets, end of year (000’s)	$101	$82
Portfolio turnover rate	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 101

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin LifeSmart 2030 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	54,954	$595,157
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	21,427	159,201
		754,358
Domestic Equity 51.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,284	220,257
[a,b]Franklin DynaTech Fund, Class R6	26,101	1,229,614
[a]Franklin Focused Core Equity Fund, Class R6	69,553	1,014,082
[a]Franklin Growth Fund, Class R6	26,820	2,005,052
[a,b]Franklin Growth Opportunities Fund, Class R6	23,747	780,342
[a]Franklin Real Estate Securities Fund, Class R6	11,086	244,222
[a]Franklin Rising Dividends Fund, Class R6	27,448	1,427,303
[a,b]Franklin Small Cap Growth Fund, Class R6	25,118	488,539
[a]Franklin Utilities Fund, Class R6	35,886	640,931
iShares Core S&P 500 ETF	5,600	1,158,640
iShares S&P 500 Value ETF	8,200	768,914
		9,977,896
Domestic Fixed Income 9.3%
[a]Franklin Low Duration Total Return Fund, Class R6	108,099	1,084,231
[a]Franklin Strategic Income Fund, Class R6	40,044	400,838
iShares Intermediate Credit Bond ETF	2,700	295,191
		1,780,260
Foreign Equity 23.4%
[a]Franklin International Small Cap Growth Fund, Class R6	70,613	1,275,987
[a]Franklin Mutual International Fund, Class R6	65,271	952,311
iShares Global Infrastructure ETF	8,794	370,667
iShares MSCI All Country Asia ex Japan ETF	4,471	272,418
[a]Templeton China World Fund, Class R6	9,590	294,603
[a]Templeton Foreign Fund, Class R6	68,119	467,978
[a]Templeton Frontier Markets Fund, Class R6	30,174	434,198
WisdomTree Japan Hedged Equity Fund ETF (Japan)	8,933	439,772
		4,507,934
Foreign Fixed Income 8.6%
[a]Franklin Emerging Market Debt Opportunities Fund	19,359	205,402
[a]Templeton Global Total Return Fund, Class R6	115,462	1,449,045
		1,654,447
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $18,918,022) 97.1%		18,674,895

102 | Annual Report

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $276,857) 1.4%
Money Market Funds 1.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	276,857	$276,857
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $19,194,879) 98.5%		18,951,752
Other Assets, less Liabilities 1.5%		286,594
Net Assets 100.0%		$19,238,346

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 103

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2035 Retirement Target Fund
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.85	$11.01	$10.13	$10.59	$9.36
Income from investment operations[a]:
Net investment income[b,c]	0.22	0.14	0.15	0.15	0.20
Net realized and unrealized gains (losses)	0.42	2.26	0.89	(0.46)	1.18
Total from investment operations	0.64	2.40	1.04	(0.31)	1.38
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.24)	(0.15)	(0.16)	(0.15)	(0.15)
Net realized gains	(0.58)	(0.41)	(—)[d]	—	—
Total distributions	(0.82)	(0.56)	(0.16)	(0.15)	(0.15)
Net asset value, end of year	$12.67	$12.85	$11.01	$10.13	$10.59

Total return[e]	4.96%	22.06%	10.33%	(2.97)%	14.78%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	0.91%	0.94%	0.83%	0.97%	1.12%
Expenses net of waiver and payments by affiliates[f]	0.35%	0.38%	0.45%	0.45%	0.45%
Net investment income[c]	1.76%	1.17%	1.45%	1.44%	2.06%

Supplemental data
Net assets, end of year (000’s)	$50,264	$42,510	$32,095	$24,328	$19,677
Portfolio turnover rate	61.73%	49.84%	27.30%	29.19%	23.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

104 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.63	$10.85	$9.98	$10.45	$9.25
Income from investment operations[a]:
Net investment income[b,c]	0.12	0.06	0.08	0.08	0.12
Net realized and unrealized gains (losses)	0.41	2.21	0.89	(0.47)	1.18
Total from investment operations	0.53	2.27	0.97	(0.39)	1.30
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.15)	(0.08)	(0.10)	(0.08)	(0.10)
Net realized gains	(0.58)	(0.41)	(—)[d]	—	—
Total distributions	(0.73)	(0.49)	(0.10)	(0.08)	(0.10)
Net asset value, end of year	$12.43	$12.63	$10.85	$9.98	$10.45

Total return[e]	4.23%	21.17%	9.72%	(3.70)%	14.04%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.61%	1.64%	1.53%	1.67%	1.82%
Expenses net of waiver and payments by affiliates[f]	1.05%	1.08%	1.15%	1.15%	1.15%
Net investment income[c]	1.06%	0.47%	0.75%	0.74%	1.36%

Supplemental data
Net assets, end of year (000’s)	$19,965	$16,873	$11,124	$8,300	$6,669
Portfolio turnover rate	61.73%	49.84%	27.30%	29.19%	23.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 105

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.84	$11.01	$10.12	$10.59	$9.37
Income from investment operations[a]:
Net investment income[b,c]	0.19	0.11	0.14	0.14	0.21
Net realized and unrealized gains (losses)	0.42	2.26	0.89	(0.48)	1.15
Total from investment operations	0.61	2.37	1.03	(0.34)	1.36
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.21)	(0.13)	(0.14)	(0.13)	(0.14)
Net realized gains	(0.58)	(0.41)	(—)[d]	—	—
Total distributions	(0.79)	(0.54)	(0.14)	(0.13)	(0.14)
Net asset value, end of year	$12.66	$12.84	$11.01	$10.12	$10.59

Total return	4.75%	21.77%	10.24%	(3.21)%	14.55%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.11%	1.14%	1.03%	1.17%	1.32%
Expenses net of waiver and payments by affiliates[e]	0.55%	0.58%	0.65%	0.65%	0.65%
Net investment income[c]	1.56%	0.97%	1.25%	1.24%	1.86%

Supplemental data
Net assets, end of year (000’s)	$4,577	$4,093	$3,035	$1,724	$1,038
Portfolio turnover rate	61.73%	49.84%	27.30%	29.19%	23.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

106 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.92	$11.77
Income from investment operations[b]:
Net investment income[c,d]	0.36	0.58
Net realized and unrealized gains (losses)	0.33	1.17
Total from investment operations	0.69	1.75
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.28)	(0.19)
Net realized gains	(0.58)	(0.41)
Total distributions	(0.86)	(0.60)
Net asset value, end of year	$12.75	$12.92

Total return[e]	5.35%	15.09%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.42%	0.49%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%
Net investment income[d]	2.11%	1.55%

Supplemental data
Net assets, end of year (000’s)	$16,262	$2,532
Portfolio turnover rate	61.73%	49.84%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 107

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.93	$11.07	$10.17	$10.63	$9.39
Income from investment operations[a]:
Net investment income[b,c]	0.26	0.18	0.18	0.17	0.23
Net realized and unrealized gains (losses)	0.41	2.28	0.91	(0.46)	1.19
Total from investment operations	0.67	2.46	1.09	(0.29)	1.42
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.27)	(0.19)	(0.19)	(0.17)	(0.18)
Net realized gains	(0.58)	(0.41)	(—)[d]	—	—
Total distributions	(0.85)	(0.60)	(0.19)	(0.17)	(0.18)
Net asset value, end of year	$12.75	$12.93	$11.07	$10.17	$10.63

Total return	5.22%	22.43%	10.79%	(2.69)%	15.09%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.61%	0.64%	0.53%	0.67%	0.82%
Expenses net of waiver and payments by affiliates[e]	0.05%	0.08%	0.15%	0.15%	0.15%
Net investment income[c]	2.06%	1.47%	1.75%	1.74%	2.36%

Supplemental data
Net assets, end of year (000’s)	$2,182	$1,815	$1,077	$817	$840
Portfolio turnover rate	61.73%	49.84%	27.30%	29.19%	23.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

108 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin LifeSmart 2035 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	267,293	$2,894,784
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	102,696	763,033
		3,657,817
Domestic Equity 56.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	8,872	1,522,074
[a,b]Franklin DynaTech Fund, Class R6	125,016	5,889,481
[a]Franklin Focused Core Equity Fund, Class R6	386,899	5,640,994
[a]Franklin Growth Fund, Class R6	130,286	9,740,178
[a,b]Franklin Growth Opportunities Fund, Class R6	119,254	3,918,673
[a]Franklin Real Estate Securities Fund, Class R6	59,367	1,307,852
[a]Franklin Rising Dividends Fund, Class R6	159,006	8,268,321
[a,b]Franklin Small Cap Growth Fund, Class R6	125,329	2,437,649
[a]Franklin Utilities Fund, Class R6	203,433	3,633,308
iShares Core S&P 500 ETF	27,092	5,605,335
iShares S&P 500 Value ETF	45,300	4,247,781
		52,211,646
Domestic Fixed Income 6.7%
[a]Franklin Low Duration Total Return Fund, Class R6	360,391	3,614,719
[a]Franklin Strategic Income Fund, Class R6	130,027	1,301,566
iShares Intermediate Credit Bond ETF	11,830	1,293,373
		6,209,658
Foreign Equity 24.8%
[a]Franklin International Small Cap Growth Fund, Class R6	349,232	6,310,620
[a]Franklin Mutual International Fund, Class R6	355,335	5,184,338
iShares Global Infrastructure ETF	42,236	1,780,247
iShares MSCI All Country Asia ex Japan ETF	22,147	1,349,418
[a]Templeton China World Fund, Class R6	47,246	1,451,389
[a]Templeton Foreign Fund, Class R6	360,354	2,475,634
[a]Templeton Frontier Markets Fund, Class R6	151,592	2,181,405
WisdomTree Japan Hedged Equity Fund ETF (Japan)	49,315	2,427,777
		23,160,828
Foreign Fixed Income 6.2%
[a]Franklin Emerging Market Debt Opportunities Fund	67,581	717,034
[a]Templeton Global Total Return Fund, Class R6	399,555	5,014,416
		5,731,450
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $81,403,786) 97.6%		90,971,399

franklintempleton.com Annual Report | 109

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $1,512,212) 1.6%
Money Market Funds 1.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,512,212	$1,512,212
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $82,916,000) 99.2%		92,483,611
Other Assets, less Liabilities 0.8%		765,992
Net Assets 100.0%		$93,249,603

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

110 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2040 Retirement Target Fund
	Year Ended
	December 31,
	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.24	0.11
Net realized and unrealized gains (losses)	0.39	1.18
Total from investment operations	0.63	1.29
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.18)	(0.10)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.24)	(0.10)
Net asset value, end of year	$11.58	$11.19

Total return[f]	5.67%	12.91%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	3.25%	33.48%
Expenses net of waiver and payments by affiliates[h]	0.35%	0.25%
Net investment income[d]	2.37%	1.98%

Supplemental data
Net assets, end of year (000’s)	$2,891	$672
Portfolio turnover rate	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 111

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.15	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.17	0.08
Net realized and unrealized gains (losses)	0.39	1.16
Total from investment operations	0.56	1.24
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.13)	(0.09)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.19)	(0.09)
Net asset value, end of year	$11.52	$11.15

Total return[f]	5.03%	12.46%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	3.95%	34.28%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%
Net investment income[d]	1.67%	1.18%

Supplemental data
Net assets, end of year (000’s)	$747	$60
Portfolio turnover rate	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

112 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.20	0.07
Net realized and unrealized gains (losses)	0.41	1.21
Total from investment operations	0.61	1.28
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.16)	(0.09)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.22)	(0.09)
Net asset value, end of year	$11.58	$11.19

Total return[f]	5.48%	12.81%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	3.45%	33.78%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%
Net investment income[d]	2.17%	1.68%

Supplemental data
Net assets, end of year (000’s)	$37	$11
Portfolio turnover rate	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 113

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.33	0.10
Net realized and unrealized gains (losses)	0.35	1.20
Total from investment operations	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.21)	(0.10)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.27)	(0.10)
Net asset value, end of year	$11.61	$11.20

Total return[f]	6.13%	13.07%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.55%	33.68%
Expenses net of waiver and payments by affiliates[h]	0.00%	0.00%
Net investment income[d]	2.72%	2.23%

Supplemental data
Net assets, end of year (000’s)	$10,154	$11
Portfolio turnover rate	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

114 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.20	0.10
Net realized and unrealized gains (losses)	0.48	1.20
Total from investment operations	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.21)	(0.10)
Net realized gains	(0.06)	(—)[e]
Total distributions	(0.27)	(0.10)
Net asset value, end of year	$11.61	$11.20

Total return[f]	6.08%	13.04%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.95%	33.28%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%
Net investment income[d]	2.67%	2.18%

Supplemental data
Net assets, end of year (000’s)	$23	$23
Portfolio turnover rate	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 115

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin LifeSmart 2040 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.6%
[a]Franklin K2 Alternative Strategies Fund, Class R6	35,616	$385,721
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	14,590	108,407
		494,128
Domestic Equity 56.8%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	1,140	195,561
[a,b]Franklin DynaTech Fund, Class R6	21,319	1,004,358
[a]Franklin Focused Core Equity Fund, Class R6	59,127	862,066
[a]Franklin Growth Fund, Class R6	22,636	1,692,303
[a,b]Franklin Growth Opportunities Fund, Class R6	18,569	610,170
[a]Franklin Real Estate Securities Fund, Class R6	8,374	184,483
[a]Franklin Rising Dividends Fund, Class R6	21,119	1,098,179
[a,b]Franklin Small Cap Growth Fund, Class R6	18,679	363,318
[a]Franklin Utilities Fund, Class R6	29,890	533,839
iShares Core S&P 500 ETF	3,845	795,531
iShares S&P 500 Value ETF	5,700	534,489
		7,874,297
Domestic Fixed Income 5.8%
[a]Franklin Low Duration Total Return Fund, Class R6	50,687	508,390
[a]Franklin Strategic Income Fund, Class R6	17,765	177,831
iShares Intermediate Credit Bond ETF	1,128	123,324
		809,545
Foreign Equity 25.4%
[a]Franklin International Small Cap Growth Fund, Class R6	54,504	984,883
[a]Franklin Mutual International Fund, Class R6	55,371	807,867
iShares Global Infrastructure ETF	6,842	288,390
iShares MSCI All Country Asia ex Japan ETF	3,290	200,460
[a]Templeton China World Fund, Class R6	7,515	230,875
[a]Templeton Foreign Fund, Class R6	55,339	380,181
[a]Templeton Frontier Markets Fund, Class R6	24,038	345,908
WisdomTree Japan Hedged Equity Fund ETF (Japan)	5,653	278,297
		3,516,861
Foreign Fixed Income 5.7%
[a]Franklin Emerging Market Debt Opportunities Fund	8,863	94,034
[a]Templeton Global Total Return Fund, Class R6	55,457	695,982
		790,016
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $13,663,169) 97.3%		13,484,847

116 | Annual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $210,816) 1.6%
Money Market Funds 1.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	210,816	$210,816
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $13,873,985) 98.9%		13,695,663
Other Assets, less Liabilities 1.1%		156,495
Net Assets 100.0%		$13,852,158

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 117

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2045 Retirement Target Fund
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.88	$10.92	$10.01	$10.44	$9.13
Income from investment operations[a]:
Net investment income[b,c]	0.20	0.13	0.15	0.15	0.16
Net realized and unrealized gains (losses)	0.43	2.36	0.91	(0.44)	1.29
Total from investment operations	0.63	2.49	1.06	(0.29)	1.45
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.22)	(0.15)	(0.15)	(0.14)	(0.14)
Net realized gains	(0.59)	(0.38)	—	—	—
Total distributions	(0.81)	(0.53)	(0.15)	(0.14)	(0.14)
Net asset value, end of year	$12.70	$12.88	$10.92	$10.01	$10.44

Total return[d]	4.94%	23.07%	10.61%	(2.81)%	15.92%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.11%	1.16%	1.05%	1.30%	1.56%
Expenses net of waiver and payments by affiliates[e]	0.35%	0.38%	0.45%	0.45%	0.45%
Net investment income[c]	1.57%	1.08%	1.41%	1.43%	1.80%

Supplemental data
Net assets, end of year (000’s)	$34,259	$27,991	$20,765	$14,762	$10,090
Portfolio turnover rate	65.20%	44.44%	32.47%	34.66%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

118 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.63	$10.73	$9.84	$10.28	$9.01
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.04	0.07	0.07	0.11
Net realized and unrealized gains (losses)	0.41	2.31	0.90	(0.43)	1.25
Total from investment operations	0.52	2.35	0.97	(0.36)	1.36
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.14)	(0.07)	(0.08)	(0.08)	(0.09)
Net realized gains	(0.59)	(0.38)	—	—	—
Total distributions	(0.73)	(0.45)	(0.08)	(0.08)	(0.09)
Net asset value, end of year	$12.42	$12.63	$10.73	$9.84	$10.28

Total return[d]	4.15%	22.20%	9.85%	(3.54)%	15.13%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.81%	1.86%	1.74%	2.00%	2.26%
Expenses net of waiver and payments by affiliates[e]	1.05%	1.08%	1.14%	1.15%	1.15%
Net investment income[c]	0.87%	0.38%	0.72%	0.73%	1.10%

Supplemental data
Net assets, end of year (000’s)	$11,785	$9,484	$6,680	$5,869	$4,157
Portfolio turnover rate	65.20%	44.44%	32.47%	34.66%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 119

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.82	$10.88	$9.99	$10.42	$9.12
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.10	0.16	0.12	0.16
Net realized and unrealized gains (losses)	0.47	2.35	0.87	(0.43)	1.27
Total from investment operations	0.61	2.45	1.03	(0.31)	1.43
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.18)	(0.13)	(0.14)	(0.12)	(0.13)
Net realized gains	(0.59)	(0.38)	—	—	—
Total distributions	(0.77)	(0.51)	(0.14)	(0.12)	(0.13)
Net asset value, end of year	$12.66	$12.82	$10.88	$9.99	$10.42

Total return	4.75%	22.76%	10.35%	(3.01)%	15.66%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	1.31%	1.36%	1.25%	1.50%	1.76%
Expenses net of waiver and payments by affiliates[d]	0.55%	0.58%	0.65%	0.65%	0.65%
Net investment income[c]	1.37%	0.88%	1.21%	1.23%	1.60%

Supplemental data
Net assets, end of year (000’s)	$3,474	$4,564	$3,336	$860	$663
Portfolio turnover rate	65.20%	44.44%	32.47%	34.66%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

120 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.95	$11.67
Income from investment operations[b]:
Net investment income[c,d]	0.33	0.60
Net realized and unrealized gains (losses)	0.35	1.24
Total from investment operations	0.68	1.84
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.27)	(0.18)
Net realized gains	(0.59)	(0.38)
Total distributions	(0.86)	(0.56)
Net asset value, end of year	$12.77	$12.95

Total return[e]	5.24%	16.08%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.51%	0.60%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%
Net investment income[d]	1.92%	1.46%

Supplemental data
Net assets, end of year (000’s)	$8,987	$1,718
Portfolio turnover rate	65.20%	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 121

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.94	$10.96	$10.05	$10.48	$9.16
Income from investment operations[a]:
Net investment income[b,c]	0.24	0.17	0.16	0.17	0.25
Net realized and unrealized gains (losses)	0.43	2.37	0.93	(0.44)	1.24
Total from investment operations	0.67	2.54	1.09	(0.27)	1.49
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.26)	(0.18)	(0.18)	(0.16)	(0.17)
Net realized gains	(0.59)	(0.38)	—	—	—
Total distributions	(0.85)	(0.56)	(0.18)	(0.16)	(0.17)
Net asset value, end of year	$12.76	$12.94	$10.96	$10.05	$10.48

Total return	5.20%	23.48%	10.86%	(2.55)%	16.26%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.81%	0.86%	0.75%	1.00%	1.26%
Expenses net of waiver and payments by affiliates[d]	0.05%	0.08%	0.15%	0.15%	0.15%
Net investment income[c]	1.87%	1.38%	1.71%	1.73%	2.10%

Supplemental data
Net assets, end of year (000’s)	$1,576	$1,188	$709	$642	$499
Portfolio turnover rate	65.20%	44.44%	32.47%	34.66%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

122 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin LifeSmart 2045 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 4.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	176,753	$1,914,232
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	68,635	509,955
		2,424,187
Domestic Equity 57.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	5,506	944,547
[a,b]Franklin DynaTech Fund, Class R6	90,584	4,267,391
[a]Franklin Focused Core Equity Fund, Class R6	252,084	3,675,381
[a]Franklin Growth Fund, Class R6	90,526	6,767,750
[a,b]Franklin Growth Opportunities Fund, Class R6	64,006	2,103,247
[a]Franklin Real Estate Securities Fund, Class R6	33,767	743,893
[a]Franklin Rising Dividends Fund, Class R6	113,043	5,878,244
[a,b]Franklin Small Cap Growth Fund, Class R6	81,875	1,592,466
[a]Franklin Utilities Fund, Class R6	136,497	2,437,845
iShares Core S&P 500 ETF	17,538	3,628,612
iShares S&P 500 Value ETF	27,700	2,597,429
		34,636,805
Domestic Fixed Income 4.7%
[a]Franklin Low Duration Total Return Fund, Class R6	166,721	1,672,215
[a]Franklin Strategic Income Fund, Class R6	56,796	568,530
iShares Intermediate Credit Bond ETF	5,395	589,835
		2,830,580
Foreign Equity 26.7%
[a]Franklin International Small Cap Growth Fund, Class R6	235,498	4,255,450
[a]Franklin Mutual International Fund, Class R6	236,657	3,452,828
iShares Global Infrastructure ETF	29,875	1,259,231
iShares MSCI All Country Asia ex Japan ETF	15,512	945,146
[a]Templeton China World Fund, Class R6	34,225	1,051,395
[a]Templeton Foreign Fund, Class R6	289,624	1,989,720
[a]Templeton Frontier Markets Fund, Class R6	98,152	1,412,407
WisdomTree Japan Hedged Equity Fund ETF (Japan)	33,495	1,648,959
		16,015,136
Foreign Fixed Income 4.2%
[a]Franklin Emerging Market Debt Opportunities Fund	29,285	310,714
[a]Templeton Global Total Return Fund, Class R6	178,219	2,236,642
		2,547,356
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $51,778,210) 97.3%		58,454,064

franklintempleton.com Annual Report | 123

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $1,235,172) 2.0%
Money Market Funds 2.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,235,172	$1,235,172
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $53,013,382) 99.3%		59,689,236
Other Assets, less Liabilities 0.7%		391,509
Net Assets 100.0%		$60,080,745

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

124 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2050 Retirement Target Fund
	Year Ended
	December 31,
	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.22	0.10
Net realized and unrealized gains (losses)	0.43	1.21
Total from investment operations	0.65	1.31
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.18)	(0.10)
Net realized gains	(0.06)	—
Total distributions	(0.24)	(0.10)
Net asset value, end of year	$11.62	$11.21

Total return[e]	5.80%	13.14%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	4.12%	34.22%
Expenses net of waiver and payments by affiliates[g]	0.35%	0.23%
Net investment income[d]	2.21%	1.88%

Supplemental data
Net assets, end of year (000’s)	$2,318	$512
Portfolio turnover rate	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 125

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.18	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.15	0.09
Net realized and unrealized gains (losses)	0.42	1.18
Total from investment operations	0.57	1.27
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.13)	(0.09)
Net realized gains	(0.06)	—
Total distributions	(0.19)	(0.09)
Net asset value, end of year	$11.56	$11.18

Total return[e]	5.03%	12.82%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	4.82%	35.04%
Expenses net of waiver and payments by affiliates[g]	1.05%	1.05%
Net investment income[d]	1.51%	1.06%

Supplemental data
Net assets, end of year (000’s)	$943	$82
Portfolio turnover rate	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

126 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.18	0.06
Net realized and unrealized gains (losses)	0.45	1.24
Total from investment operations	0.63	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.15)	(0.09)
Net realized gains	(0.06)	—
Total distributions	(0.21)	(0.09)
Net asset value, end of year	$11.63	$11.21

Total return[e]	5.67%	13.02%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	4.32%	34.54%
Expenses net of waiver and payments by affiliates[g]	0.55%	0.55%
Net investment income[d]	2.01%	1.56%

Supplemental data
Net assets, end of year (000’s)	$33	$11
Portfolio turnover rate	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.23	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.32	0.09
Net realized and unrealized gains (losses)	0.37	1.25
Total from investment operations	0.69	1.34
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.21)	(0.11)
Net realized gains	(0.06)	—
Total distributions	(0.27)	(0.11)
Net asset value, end of year	$11.65	$11.23

Total return[e]	6.16%	13.39%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	3.22%	34.36%
Expenses net of waiver and payments by affiliates[g]	0.00%	0.00%
Net investment income[d]	2.56%	2.11%

Supplemental data
Net assets, end of year (000’s)	$6,348	$11
Portfolio turnover rate	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

128 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Year Ended
	December 31,
	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.22	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.23	0.10
Net realized and unrealized gains (losses)	0.47	1.23
Total from investment operations	0.70	1.33
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.21)	(0.11)
Net realized gains	(0.06)	—
Total distributions	(0.27)	(0.11)
Net asset value, end of year	$11.65	$11.22

Total return[e]	6.22%	13.26%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	3.82%	34.04%
Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%
Net investment income[d]	2.51%	2.06%

Supplemental data
Net assets, end of year (000’s)	$327	$75
Portfolio turnover rate	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the year ended December 31, 2014.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2014

Franklin LifeSmart 2050 Retirement Target Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 3.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	27,330	$295,988
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	11,112	82,565
		378,553
Domestic Equity 57.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	743	127,514
[a,b]Franklin DynaTech Fund, Class R6	16,095	758,223
[a]Franklin Focused Core Equity Fund, Class R6	44,752	652,484
[a]Franklin Growth Fund, Class R6	17,201	1,285,941
[a,b]Franklin Growth Opportunities Fund, Class R6	11,312	371,720
[a]Franklin Real Estate Securities Fund, Class R6	5,570	122,696
[a]Franklin Rising Dividends Fund, Class R6	16,701	868,442
[a,b]Franklin Small Cap Growth Fund, Class R6	10,925	212,486
[a]Franklin Utilities Fund, Class R6	22,770	406,671
iShares Core S&P 500 ETF	2,875	594,838
iShares S&P 500 Value ETF	3,900	365,703
		5,766,718
Domestic Fixed Income 4.5%
[a]Franklin Low Duration Total Return Fund, Class R6	27,420	275,021
[a]Franklin Strategic Income Fund, Class R6	10,564	105,742
iShares Intermediate Credit Bond ETF	643	70,299
		451,062
Foreign Equity 27.1%
[a]Franklin International Small Cap Growth Fund, Class R6	40,969	740,310
[a]Franklin Mutual International Fund, Class R6	41,571	606,520
iShares Global Infrastructure ETF	5,443	229,422
iShares MSCI All Country Asia ex Japan ETF	2,599	158,357
[a]Templeton China World Fund, Class R6	4,093	125,729
[a]Templeton Foreign Fund, Class R6	51,863	356,300
[a]Templeton Frontier Markets Fund, Class R6	16,764	241,237
WisdomTree Japan Hedged Equity Fund ETF (Japan)	5,031	247,676
		2,705,551
Foreign Fixed Income 4.1%
[a]Franklin Emerging Market Debt Opportunities Fund	4,950	52,514
[a]Templeton Global Total Return Fund, Class R6	28,662	359,711
		412,225
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $9,775,444) 97.4%		9,714,109

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $152,864) 1.6%
Money Market Funds 1.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	152,864	$152,864
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $9,928,308) 99.0%		9,866,973
Other Assets, less Liabilities 1.0%		102,705
Net Assets 100.0%		$9,969,678

See Abbreviations on page 162.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

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Financial Statements

Statements of Assets and Liabilities
December 31, 2014

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$65,368,605	$14,731,314	$85,675,272	$16,006,457
Cost - Exchange traded funds	12,540,200	2,597,086	19,063,966	3,188,422
Total cost of investments	$77,908,805	$17,328,400	$104,739,238	$19,194,879
Value - Underlying Funds (Note 3f)	$67,818,449	$14,415,873	$95,342,220	$15,646,150
Value - Exchange traded funds	13,215,895	2,702,192	20,665,405	3,305,602
Total value of investments	81,034,344	17,118,065	116,007,625	18,951,752
Receivables:
Capital shares sold	574,399	368,905	3,040,568	314,438
Affiliates	24,116	10,740	30,319	4,671
Other assets	6	69	9	44
Total assets	81,632,865	17,497,779	119,078,521	19,270,905
Liabilities:
Payables:
Capital shares redeemed	495,053	5,636	199,501	3,587
Distribution fees	61,690	7,166	85,077	5,528
Transfer agent fees	4,831	375	6,194	—
Reports to shareholders	7,499	4,310	13,782	1,468
Professional fees	22,167	22,216	22,130	21,960
Accrued expenses and other liabilities	183	70	115	16
Total liabilities	591,423	39,773	326,799	32,559
Net assets, at value	$81,041,442	$17,458,006	$118,751,722	$19,238,346
Net assets consist of:
Paid-in capital	$76,975,828	$17,489,123	$105,534,612	$19,220,870
Undistributed net investment income	72,541	3,171	73,935	7,071
Net unrealized appreciation (depreciation)	3,125,539	(210,335)	11,268,387	(243,127)
Accumulated net realized gain (loss)	867,534	176,047	1,874,788	253,532
Net assets, at value	$81,041,442	$17,458,006	$118,751,722	$19,238,346

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2014

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$48,121,314	$7,302,485	$67,854,444	$5,098,202
Shares outstanding	4,123,272	655,785	5,489,244	445,296
Net asset value per share[a]	$11.67	$11.14	$12.36	$11.45
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$12.38	$11.82	$13.11	$12.15
Class C:
Net assets, at value	$21,189,398	$2,616,727	$28,711,743	$1,950,084
Shares outstanding	1,834,490	236,123	2,356,776	171,423
Net asset value and maximum offering price
per share[a]	$11.55	$11.08	$12.18	$11.38
Class R:
Net assets, at value	$2,828,028	$79,852	$5,360,771	$47,604
Shares outstanding	243,027	7,179	435,332	4,162
Net asset value and maximum offering price
per share	$11.64	$11.12	$12.31	$11.44
Class R6:
Net assets, at value	$6,709,150	$7,360,805	$14,010,417	$12,041,490
Shares outstanding	572,566	659,970	1,130,659	1,049,686
Net asset value and maximum offering price
per share	$11.72	$11.15	$12.39	$11.47
Advisor Class:
Net assets, at value	$2,193,552	$98,137	$2,814,347	$100,966
Shares outstanding	187,341	8,799	227,250	8,805
Net asset value and maximum offering price
per share	$11.71	$11.15	$12.38	$11.47

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2014

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$67,490,491	$11,732,202	$43,194,722	$8,323,247
Cost - Exchange traded funds	15,425,509	2,141,783	9,818,660	1,605,061
Total cost of investments	$82,916,000	$13,873,985	$53,013,382	$9,928,308
Value - Underlying Funds (Note 3f)	$75,779,680	$11,475,172	$49,020,024	$8,200,678
Value - Exchange traded funds	16,703,931	2,220,491	10,669,212	1,666,295
Total value of investments	92,483,611	13,695,663	59,689,236	9,866,973
Receivables:
Capital shares sold	999,147	177,414	566,789	126,220
Affiliates	23,338	4,833	26,723	6,377
Other assets	6	34	5	5
Total assets	93,506,102	13,877,944	60,282,753	9,999,575
Liabilities:
Payables:
Capital shares redeemed	161,762	—	132,402	3,377
Distribution fees	61,398	2,284	38,994	2,566
Transfer agent fees	1,225	—	—	—
Reports to shareholders	10,067	1,620	9,199	1,962
Professional fees	21,971	21,878	21,359	21,988
Accrued expenses and other liabilities	76	4	54	4
Total liabilities	256,499	25,786	202,008	29,897
Net assets, at value	$93,249,603	$13,852,158	$60,080,745	$9,969,678
Net assets consist of:
Paid-in capital	$82,130,004	$13,814,402	$52,330,767	$9,896,259
Undistributed net investment income	60,259	2,348	37,376	2,798
Net unrealized appreciation (depreciation)	9,567,613	(178,322)	6,675,854	(61,335)
Accumulated net realized gain (loss)	1,491,727	213,730	1,036,748	131,956
Net assets, at value	$93,249,603	$13,852,158	$60,080,745	$9,969,678

134 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2014

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$50,264,276	$2,890,802	$34,259,194	$2,318,266
Shares outstanding	3,966,194	249,562	2,698,290	199,579
Net asset value per share[a]	$12.67	$11.58	$12.70	$11.62
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$13.44	$12.29	$13.47	$12.33
Class C:
Net assets, at value	$19,965,304	$746,509	$11,784,937	$942,612
Shares outstanding	1,606,342	64,817	948,795	81,523
Net asset value and maximum offering price
per share[a]	$12.43	$11.52	$12.42	$11.56
Class R:
Net assets, at value	$4,576,661	$37,252	$3,473,763	$33,023
Shares outstanding	361,524	3,217	274,439	2,840
Net asset value and maximum offering price
per share	$12.66	$11.58	$12.66	$11.63
Class R6:
Net assets, at value	$16,261,533	$10,154,324	$8,987,085	$6,348,414
Shares outstanding	1,275,703	874,872	703,847	544,951
Net asset value and maximum offering price
per share	$12.75	$11.61	$12.77	$11.65
Advisor Class:
Net assets, at value	$2,181,829	$23,271	$1,575,766	$327,363
Shares outstanding	171,063	2,005	123,468	28,096
Net asset value and maximum offering price
per share	$12.75	$11.61	$12.76	$11.65

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Operations
for the year ended December 31, 2014

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$2,508,652	$317,808	$2,215,549	$254,445
Exchange traded funds	218,501	31,717	318,820	36,011
Total investment income	2,727,153	349,525	2,534,369	290,456
Expenses:
Asset allocation fees (Note 3a)	191,886	24,513	265,648	24,665
Distribution fees: (Note 3c)
Class A	140,016	13,748	191,690	9,851
Class C	208,710	17,945	275,624	8,956
Class R	14,260	179	26,153	185
Transfer agent fees: (Note 3e)
Class A	53,160	6,882	89,464	7,532
Class C	23,680	2,691	38,723	2,137
Class R	3,231	54	7,332	88
Class R6	244	230	230	208
Advisor Class	2,435	88	3,813	212
Custodian fees (Note 4)	167	14	183	8
Reports to shareholders	21,793	4,960	35,127	2,100
Registration and filing fees	83,444	69,722	83,680	68,722
Professional fees	27,492	29,525	27,240	29,059
Trustees’ fees and expenses	508	—	694	—
Amortization of offering costs (Note 1d)	—	47,172	—	47,172
Other	4,016	908	4,100	851
Total expenses	775,042	218,631	1,049,701	201,746
Expenses waived/paid by affiliates
(Notes 3f and 3g)	(375,604)	(183,540)	(506,509)	(180,666)
Net expenses	399,438	35,091	543,192	21,080
Net investment income	2,327,715	314,434	1,991,177	269,376
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	3,265,637	(59,643)	4,301,109	(80,962)
Exchange traded funds	91,089	9,787	251,035	11,428
Realized gain distributions:
Underlying Funds (Note 3f)	780,319	243,979	1,997,577	351,569
Exchange traded funds	113,393	29,123	275,493	42,677
Net realized gain (loss)	4,250,438	223,246	6,825,214	324,712
Net change in unrealized appreciation
(depreciation) on investments	(4,540,828)	(308,049)	(4,675,189)	(297,002)
Net realized and unrealized gain (loss)	(290,390)	(84,803)	2,150,025	27,710
Net increase (decrease) in net assets resulting from
operations	$2,037,325	$229,631	$4,141,202	$297,086

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Operations (continued)
for the year ended December 31, 2014

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$1,450,708	$150,371	$857,445	$109,527
Exchange traded funds	246,167	24,111	160,103	18,027
Total investment income	1,696,875	174,482	1,017,548	127,554
Expenses:
Asset allocation fees (Note 3a)	200,632	15,960	132,145	12,401
Distribution fees: (Note 3c)
Class A	138,953	4,519	93,625	4,246
Class C	184,620	3,861	107,474	5,318
Class R	22,156	114	21,296	107
Transfer agent fees: (Note 3e)
Class A	86,913	5,791	95,226	8,184
Class C	34,666	1,559	32,959	3,240
Class R	8,335	91	13,002	130
Class R6	225	236	239	203
Advisor Class	3,789	88	4,436	1,460
Custodian fees (Note 4)	143	8	166	9
Reports to shareholders	28,249	1,751	26,198	2,565
Registration and filing fees	79,364	68,861	77,562	68,845
Professional fees	27,221	28,513	26,405	28,847
Trustees’ fees and expenses	513	—	104	—
Amortization of offering costs (Note 1d)	—	47,177	—	46,836
Other	3,976	831	3,820	826
Total expenses	819,755	179,360	634,657	183,217
Expenses waived/paid by affiliates
(Notes 3f and 3g)	(438,428)	(169,930)	(388,411)	(172,476)
Net expenses	381,327	9,430	246,246	10,741
Net investment income	1,315,548	165,052	771,302	116,813
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	2,400,534	(37,555)	1,705,395	(43,165)
Exchange traded funds	212,459	10,508	142,851	5,148
Realized gain distributions:
Underlying Funds (Note 3f)	1,765,534	257,533	1,218,255	193,257
Exchange traded funds	235,601	27,007	160,022	24,035
Net realized gain (loss)	4,614,128	257,493	3,226,523	179,275
Net change in unrealized appreciation
(depreciation) on investments	(2,514,544)	(215,383)	(1,699,413)	(100,101)
Net realized and unrealized gain (loss)	2,099,584	42,110	1,527,110	79,174
Net increase (decrease) in net assets resulting from
operations	$3,415,132	$207,162	$2,298,412	$195,987

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart 2015		Franklin LifeSmart 2020
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$2,327,715	$1,195,300	$314,434	$22,753
Net realized gain (loss) from Underlying Funds and exchange
traded funds	4,250,438	3,177,416	223,246	32,358
Net change in unrealized appreciation (depreciation) on
investments	(4,540,828)	3,033,258	(308,049)	97,714
Net increase (decrease) in net assets resulting from
operations	2,037,325	7,405,974	229,631	152,825
Distributions to shareholders from:
Net investment income:
Class A	(1,534,945)	(949,775)	(154,362)	(24,272)
Class C	(544,147)	(303,187)	(46,024)	(2,828)
Class R	(87,705)	(42,834)	(1,539)	(115)
Class R6	(183,415)	(9,691)	(148,729)	(131)
Advisor Class	(78,086)	(58,208)	(2,386)	(511)
Net realized gains:
Class A	(2,272,543)	(1,868,226)	(23,052)	(531)
Class C	(1,021,897)	(839,329)	(9,327)	(74)
Class R	(139,550)	(97,222)	(96)	(3)
Class R6	(252,497)	(22,736)	(85)	(3)
Advisor Class	(106,864)	(101,550)	(99)	(11)
Total distributions to shareholders	(6,221,649)	(4,292,758)	(385,699)	(28,479)
Capital share transactions: (Note 2)
Class A	6,170,569	4,812,095	5,113,177	2,075,340
Class C	1,876,090	2,581,227	2,358,837	243,739
Class R	693,679	319,645	70,138	10,000
Class R6	6,393,005	782,456	7,507,430	10,000
Advisor Class	(185,970)	549,120	59,654	41,413
Total capital share transactions	14,947,373	9,044,543	15,109,236	2,380,492
Net increase (decrease) in net assets	10,763,049	12,157,759	14,953,168	2,504,838
Net assets:
Beginning of year	70,278,393	58,120,634	2,504,838	—
End of year	$81,041,442	$70,278,393	$17,458,006	$2,504,838
Undistributed net investment income included in net assets:
End of year	$72,541	$22,676	$3,171	$629

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,991,177	$911,498	$269,376	$10,340
Net realized gain (loss) from Underlying Funds and exchange
traded funds	6,825,214	4,141,928	324,712	23,320
Net change in unrealized appreciation (depreciation) on
investments	(4,675,189)	9,871,133	(297,002)	53,875
Net increase (decrease) in net assets resulting from
operations	4,141,202	14,924,559	297,086	87,535
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds:
Class A	(1,441,714)	(871,930)	(78,129)	(11,335)
Class C	(434,794)	(209,139)	(25,790)	(1,005)
Class R	(105,712)	(59,888)	(654)	(381)
Class R6	(250,682)	(32,182)	(215,145)	(111)
Advisor Class	(68,643)	(41,493)	(1,769)	(802)
Net realized gains:
Class A	(3,469,793)	(1,782,321)	(18,775)	(198)
Class C	(1,505,335)	(721,153)	(5,210)	(21)
Class R	(279,799)	(136,382)	(156)	(8)
Class R6	(484,097)	(48,820)	(7,475)	(2)
Advisor Class	(146,176)	(71,758)	(495)	(13)
Total distributions to shareholders	(8,186,745)	(3,975,066)	(353,598)	(13,876)
Capital share transactions: (Note 2)
Class A	11,229,371	6,266,755	3,759,369	1,201,089
Class C	4,410,269	4,065,933	1,816,743	127,101
Class R	694,943	854,675	—	44,214
Class R6	12,323,031	2,357,526	12,169,466	10,000
Advisor Class	419,109	299,945	16,324	76,893
Total capital share transactions	29,076,723	13,844,834	17,761,902	1,459,297
Net increase (decrease) in net assets	25,031,180	24,794,327	17,705,390	1,532,956
Net assets:
Beginning of year	93,720,542	68,926,215	1,532,956	—
End of year	$118,751,722	$93,720,542	$19,238,346	$1,532,956
Undistributed net investment income included in net assets:
End of year	$73,935	$27,710	$7,071	$239

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,315,548	$567,972	$165,052	$4,652
Net realized gain (loss) from Underlying Funds and exchange
traded funds	4,614,128	2,930,055	257,493	11,239
Net change in unrealized appreciation (depreciation) on
investments	(2,514,544)	7,908,157	(215,383)	37,061
Net increase (decrease) in net assets resulting from
operations	3,415,132	11,406,184	207,162	52,952
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds:
Class A	(895,972)	(527,275)	(42,238)	(5,500)
Class C	(236,163)	(106,851)	(7,930)	(463)
Class R	(72,060)	(40,571)	(489)	(86)
Class R6	(338,158)	(36,070)	(152,975)	(103)
Advisor Class	(44,614)	(25,395)	(417)	(205)
Net realized gains:
Class A	(2,136,291)	(1,360,230)	(7,502)	(220)
Class C	(871,981)	(504,539)	(2,598)	(20)
Class R	(200,136)	(121,054)	(117)	(4)
Class R6	(483,256)	(48,953)	(1,609)	(4)
Advisor Class	(93,256)	(54,723)	(115)	(8)
Total distributions to shareholders	(5,371,887)	(2,825,661)	(215,990)	(6,613)
Capital share transactions: (Note 2)
Class A	8,560,687	4,638,237	2,184,069	631,703
Class C	3,455,375	3,687,561	677,225	58,573
Class R	562,243	534,079	25,470	10,000
Class R6	14,399,417	2,543,841	10,197,181	10,000
Advisor Class	405,419	507,603	(535)	20,961
Total capital share transactions	27,383,141	11,911,321	13,083,410	731,237
Net increase (decrease) in net assets	25,426,386	20,491,844	13,074,582	777,576
Net assets:
Beginning of year	67,823,217	47,331,373	777,576	—
End of year	$93,249,603	$67,823,217	$13,852,158	$777,576
Undistributed net investment income included in net assets:
End of year	$60,259	$19,239	$2,348	$131

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$771,302	$351,038	$116,813	$4,280
Net realized gain (loss) from Underlying Funds and exchange
traded funds	3,226,523	1,819,050	179,275	9,779
Net change in unrealized appreciation (depreciation) on
investments	(1,699,413)	5,771,935	(100,101)	38,766
Net increase (decrease) in net assets resulting from
operations	2,298,412	7,942,023	195,987	52,825
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds:
Class A	(573,874)	(333,295)	(33,806)	(4,422)
Class C	(128,295)	(52,405)	(10,280)	(633)
Class R	(46,475)	(43,659)	(427)	(92)
Class R6	(177,480)	(23,741)	(96,340)	(108)
Advisor Class	(32,068)	(16,140)	(5,638)	(705)
Net realized gains:
Class A	(1,473,826)	(837,141)	(8,447)	—
Class C	(526,372)	(273,377)	(3,776)	—
Class R	(179,450)	(128,736)	(105)	—
Class R6	(284,880)	(29,120)	(9,214)	—
Advisor Class	(68,278)	(31,888)	(1,645)	—
Total distributions to shareholders	(3,490,998)	(1,769,502)	(169,678)	(5,960)
Capital share transactions: (Note 2)
Class A	6,825,898	3,128,951	1,768,589	476,308
Class C	2,521,308	1,499,244	846,022	79,396
Class R	(1,071,543)	605,398	21,467	10,000
Class R6	7,635,222	1,718,837	6,371,333	10,000
Advisor Class	417,920	329,576	243,508	69,881
Total capital share transactions	16,328,805	7,282,006	9,250,919	645,585
Net increase (decrease) in net assets	15,136,219	13,454,527	9,277,228	692,450
Net assets:
Beginning of year	44,944,526	31,489,999	692,450	—
End of year	$60,080,745	$44,944,526	$9,969,678	$692,450
Undistributed net investment income included in net assets:
End of year	$37,376	$12,964	$2,798	$75

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, Franklin Templeton Fund Allocator Series was renamed Franklin Fund Allocator Series.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing

NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2014
Shares sold	1,138,380	$14,073,557	506,546	$5,673,408
Shares issued in reinvestment of distributions	313,379	3,724,655	15,235	170,546
Shares redeemed	(940,611)	(11,627,643)	(66,096)	(730,777)
Net increase (decrease)	511,148	$6,170,569	455,685	$5,113,177
Year ended December 31, 2013
Shares sold	1,308,882	$15,890,281	224,502	$2,330,311
Shares issued in reinvestment of distributions	227,640	2,764,653	2,029	22,110
Shares redeemed	(1,138,122)	(13,842,839)	(26,431)	(277,081)
Net increase (decrease)	398,400	$4,812,095	200,100	$2,075,340
Class C Shares:
Year ended December 31, 2014
Shares sold	469,764	$5,751,377	214,931	$2,379,192
Shares issued in reinvestment of distributions	118,197	1,387,970	4,969	55,351
Shares redeemed	(430,341)	(5,263,257)	(6,734)	(75,706)
Net increase (decrease)	157,620	$1,876,090	213,166	$2,358,837
Year ended December 31, 2013
Shares sold	460,937	$5,565,468	27,481	$292,945
Shares issued in reinvestment of distributions	81,653	981,251	256	2,786
Shares redeemed	(327,076)	(3,965,492)	(4,780)	(51,992)
Net increase (decrease)	215,514	$2,581,227	22,957	$243,739

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)
	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class R Shares:
Year ended December 31, 2014
Shares sold	124,788	$1,541,001	6,286	$71,371
Shares issued in reinvestment of distributions	14,644	173,814	118	1,322
Shares redeemed	(82,478)	(1,021,136)	(225)	(2,555)
Net increase (decrease)	56,954	$693,679	6,179	$70,138
Year ended December 31, 2013
Shares sold	126,413	$1,528,317	1,001	$10,011
Shares issued in reinvestment of distributions	10,359	125,208	—	—
Shares redeemed	(110,588)	(1,333,880)	(1)	(11)
Net increase (decrease)	26,184	$319,645	1,000	$10,000
Class R6 Shares:
Year ended December 31, 2014
Shares sold	810,319	$10,083,538	706,698	$8,046,414
Shares issued in reinvestment of distributions	7,116	84,977	24	264
Shares redeemed	(306,858)	(3,775,510)	(47,752)	(539,248)
Net increase (decrease)	510,577	$6,393,005	658,970	$7,507,430
Year ended December 31, 2013
Shares sold	59,379	$750,348	1,001	$10,010
Shares issued in reinvestment of distributions	2,610	32,108	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	61,989	$782,456	1,000	$10,000
Advisor Class Shares:
Year ended December 31, 2014
Shares sold	60,712	$759,764	26,162	$292,957
Shares issued in reinvestment of distributions	14,464	172,492	191	2,131
Shares redeemed	(90,371)	(1,118,226)	(21,541)	(235,434)
Net increase (decrease)	(15,195)	$(185,970)	4,812	$59,654
Year ended December 31, 2013
Shares sold	42,196	$511,810	3,952	$41,034
Shares issued in reinvestment of distributions	12,801	156,058	36	389
Shares redeemed	(9,672)	(118,748)	(1)	(10)
Net increase (decrease)	45,325	$549,120	3,987	$41,413
[a]For the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
[b]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

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		FRANKLIN FUND ALLOCATOR SERIES
		NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement		2030 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2014
Shares sold	1,513,145	$19,494,646	341,737	$3,872,100
Shares issued in reinvestment of distributions	383,827	4,822,448	7,982	91,727
Shares redeemed	(1,015,101)	(13,087,723)	(17,789)	(204,458)
Net increase (decrease)	881,871	$11,229,371	331,930	$3,759,369
Year ended December 31, 2013
Shares sold	1,456,494	$17,514,233	112,584	$1,192,416
Shares issued in reinvestment of distributions	211,824	2,630,432	835	9,253
Shares redeemed	(1,139,693)	(13,877,910)	(53)	(580)
Net increase (decrease)	528,625	$6,266,755	113,366	$1,201,089
Class C Shares:
Year ended December 31, 2014
Shares sold	601,269	$7,635,270	165,124	$1,879,175
Shares issued in reinvestment of distributions	138,184	1,708,829	2,716	31,001
Shares redeemed	(387,274)	(4,933,830)	(8,337)	(93,433)
Net increase (decrease)	352,179	$4,410,269	159,503	$1,816,743
Year ended December 31, 2013
Shares sold	694,242	$8,279,189	12,087	$128,932
Shares issued in reinvestment of distributions	67,197	823,491	85	934
Shares redeemed	(425,455)	(5,036,747)	(252)	(2,765)
Net increase (decrease)	335,984	$4,065,933	11,920	$127,101
Class R Shares:
Year ended December 31, 2014
Shares sold	106,302	$1,362,966	3,287	$37,604
Shares issued in reinvestment of distributions	24,165	302,271	51	587
Shares redeemed	(75,290)	(970,294)	(3,433)	(38,191)
Net increase (decrease)	55,177	$694,943	(95)	$—
Year ended December 31, 2013
Shares sold	198,623	$2,365,500	4,233	$43,941
Shares issued in reinvestment of distributions	12,439	153,876	26	291
Shares redeemed	(141,744)	(1,664,701)	(2)	(18)
Net increase (decrease)	69,318	$854,675	4,257	$44,214
Class R6 Shares:
Year ended December 31, 2014
Shares sold	1,071,996	$13,927,445	1,124,168	$13,048,653
Shares issued in reinvestment of distributions	15,562	195,828	—	—
Shares redeemed	(139,760)	(1,800,242)	(75,482)	(879,187)
Net increase (decrease)	947,798	$12,323,031	1,048,686	$12,169,466
Year ended December 31, 2013
Shares sold	176,532	$2,276,764	1,001	$10,010
Shares issued in reinvestment of distributions	6,329	80,762	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	182,861	$2,357,526	1,000	$10,000

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)
	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement		2030 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Year ended December 31, 2014
Shares sold	64,856	$843,185	2,199	$25,200
Shares issued in reinvestment of distributions	16,249	204,646	197	2,264
Shares redeemed	(48,334)	(628,722)	(1,001)	(11,140)
Net increase (decrease)	32,771	$419,109	1,395	$16,324
Year ended December 31, 2013
Shares sold	43,011	$510,282	7,347	$76,199
Shares issued in reinvestment of distributions	8,650	107,432	64	704
Shares redeemed	(25,638)	(317,769)	(1)	(10)
Net increase (decrease)	26,023	$299,945	7,410	$76,893
[a]For the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
[b]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement		2040 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2014
Shares sold	908,083	$11,845,541	205,931	$2,372,454
Shares issued in reinvestment of distributions	231,370	2,968,905	3,843	44,632
Shares redeemed	(480,397)	(6,253,759)	(20,256)	(233,017)
Net increase (decrease)	659,056	$8,560,687	189,518	$2,184,069
Year ended December 31, 2013
Shares sold	987,304	$11,906,664	59,764	$628,581
Shares issued in reinvestment of distributions	150,718	1,873,931	323	3,602
Shares redeemed	(745,082)	(9,142,358)	(43)	(480)
Net increase (decrease)	392,940	$4,638,237	60,044	$631,703
Class C Shares:
Year ended December 31, 2014
Shares sold	455,352	$5,807,235	61,797	$704,591
Shares issued in reinvestment of distributions	75,659	952,637	896	10,337
Shares redeemed	(260,511)	(3,304,497)	(3,254)	(37,703)
Net increase (decrease)	270,500	$3,455,375	59,439	$677,225
Year ended December 31, 2013
Shares sold	474,238	$5,598,631	5,355	$58,311
Shares issued in reinvestment of distributions	43,059	524,390	35	388
Shares redeemed	(206,995)	(2,435,460)	(12)	(126)
Net increase (decrease)	310,302	$3,687,561	5,378	$58,573

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		FRANKLIN FUND ALLOCATOR SERIES
		NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement		2040 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class R Shares:
Year ended December 31, 2014
Shares sold	107,368	$1,403,135	2,187	$25,117
Shares issued in reinvestment of distributions	15,491	198,596	33	384
Shares redeemed	(80,077)	(1,039,488)	(3)	(31)
Net increase (decrease)	42,782	$562,243	2,217	$25,470
Year ended December 31, 2013
Shares sold	94,627	$1,133,064	1,001	$10,011
Shares issued in reinvestment of distributions	8,728	108,350	—	—
Shares redeemed	(60,404)	(707,335)	(1)	(11)
Net increase (decrease)	42,951	$534,079	1,000	$10,000
Class R6 Shares:
Year ended December 31, 2014
Shares sold	1,209,949	$16,125,117	955,439	$11,147,448
Shares issued in reinvestment of distributions	12,998	167,922	16	186
Shares redeemed	(143,165)	(1,893,622)	(81,583)	(950,453)
Net increase (decrease)	1,079,782	$14,399,417	873,872	$10,197,181
Year ended December 31, 2013
Shares sold	189,345	$2,459,073	1,001	$10,010
Shares issued in reinvestment of distributions	6,576	84,768	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	195,921	$2,543,841	1,000	$10,000
Advisor Class Shares:
Year ended December 31, 2014
Shares sold	44,710	$589,527	1,114	$12,924
Shares issued in reinvestment of distributions	10,678	137,870	23	263
Shares redeemed	(24,717)	(321,978)	(1,192)	(13,722)
Net increase (decrease)	30,671	$405,419	(55)	$(535)
Year ended December 31, 2013
Shares sold	46,997	$552,040	2,051	$20,862
Shares issued in reinvestment of distributions	6,402	80,118	10	109
Shares redeemed	(10,258)	(124,555)	(1)	(10)
Net increase (decrease)	43,141	$507,603	2,060	$20,961
[a]For the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
[b]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)
	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement		2050 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2014
Shares sold	806,549	$10,536,870	155,648	$1,788,729
Shares issued in reinvestment of distributions	154,590	1,987,048	3,193	37,209
Shares redeemed	(436,152)	(5,698,020)	(4,983)	(57,349)
Net increase (decrease)	524,987	$6,825,898	153,858	$1,768,589
Year ended December 31, 2013
Shares sold	747,089	$8,876,144	45,783	$476,936
Shares issued in reinvestment of distributions	92,952	1,149,783	202	2,257
Shares redeemed	(568,099)	(6,896,976)	(264)	(2,885)
Net increase (decrease)	271,942	$3,128,951	45,721	$476,308
Class C Shares:
Year ended December 31, 2014
Shares sold	314,837	$4,013,365	75,187	$857,385
Shares issued in reinvestment of distributions	42,980	540,685	1,195	13,863
Shares redeemed	(160,167)	(2,032,742)	(2,197)	(25,226)
Net increase (decrease)	197,650	$2,521,308	74,185	$846,022
Year ended December 31, 2013
Shares sold	287,349	$3,358,448	7,339	$79,409
Shares issued in reinvestment of distributions	22,204	267,425	49	541
Shares redeemed	(181,124)	(2,126,629)	(50)	(554)
Net increase (decrease)	128,429	$1,499,244	7,338	$79,396
Class R Shares:
Year ended December 31, 2014
Shares sold	119,001	$1,543,737	1,813	$21,150
Shares issued in reinvestment of distributions	14,511	186,373	27	317
Shares redeemed	(214,951)	(2,801,653)	—	—
Net increase (decrease)	(81,439)	$(1,071,543)	1,840	$21,467
Year ended December 31, 2013
Shares sold	111,053	$1,317,814	1,001	$10,011
Shares issued in reinvestment of distributions	12,108	149,021	—	—
Shares redeemed	(73,906)	(861,437)	(1)	(11)
Net increase (decrease)	49,255	$605,398	1,000	$10,000
Class R6 Shares:
Year ended December 31, 2014
Shares sold	674,936	$9,009,240	611,429	$7,162,550
Shares issued in reinvestment of distributions	8,952	115,736	—[c]	1
Shares redeemed	(112,726)	(1,489,754)	(67,478)	(791,218)
Net increase (decrease)	571,162	$7,635,222	543,951	$6,371,333
Year ended December 31, 2013
Shares sold	128,609	$1,666,219	1,001	$10,010
Shares issued in reinvestment of distributions	4,076	52,618	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	132,685	$1,718,837	1,000	$10,000

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		FRANKLIN FUND ALLOCATOR SERIES
		NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement		2050 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Year ended December 31, 2014
Shares sold	40,025	$528,680	32,370	$372,509
Shares issued in reinvestment of distributions	7,290	94,198	624	7,284
Shares redeemed	(15,676)	(204,958)	(11,622)	(136,285)
Net increase (decrease)	31,639	$417,920	21,372	$243,508
Year ended December 31, 2013
Shares sold	33,641	$404,555	6,699	$69,591
Shares issued in reinvestment of distributions	3,845	48,028	54	600
Shares redeemed	(10,292)	(123,007)	(29)	(310)
Net increase (decrease)	27,194	$329,576	6,724	$69,881

aFor the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
bFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
cRounds to less than 1 share.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/ trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

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NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$30,526	$15,181	$70,205	$15,416
CDSC retained	$3,176	$504	$3,830	$611

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$52,682	$10,124	$42,674	$9,471
CDSC retained	$3,325	$109	$2,223	$129

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Transfer agent fees	$45,005	$7,142	$79,120	$7,341

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Transfer agent fees	$76,956	$6,066	$90,905	$9,939

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

f. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted on the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in Underlying Funds for the year ended December 31, 2014, were as follows:

										% of
										Underlying
	Number of				Number of					Fund Shares
	Shares Held				Shares					Outstanding
	at Beginning		Gross	Gross Held at End		Value at	Investment	Realized		Held at End
Underlying Funds	of Year		Additions	Reductions	of Year	End of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2015 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	15,954		2,086	(15,100)	2,940	$504,304	$—	$359,282	[a]	0.03%
Franklin DynaTech Fund, Class R6	118,840		24,458	(99,647)	43,651	2,056,396	—	712,047	[a]	0.08%
Franklin Emerging Market Debt Opportunities
Fund[b]	173,466		120,638	(41,792)	252,312	2,677,030	184,598	1,476	[a]	0.45%
Franklin Flex Cap Growth Fund, Class R6	15,558		2,791	(18,349)	—	—[c]	—	403,382		—
Franklin Focused Core Equity Fund,
Class R6	—		176,734	(36,170)	140,564	2,049,424	5,456	52,545	[a]	1.68%
Franklin Growth Fund, Class R6	33,117		48,438	(36,489)	45,066	3,369,107	32,589	262,707		0.03%
Franklin Growth Opportunities Fund,
Class R6	37,269		32,226	(23,583)	45,912	1,508,661	—	157,679	[a]	0.14%
Franklin International Growth Fund,
Class R6	18,644		3,328	(21,972)	—	—[c]	—	18,122		—
Franklin International Small Cap Growth
Fund, Class R6	181,386		53,703	(119,018)	116,071	2,097,397	39,424	311,657	[a]	0.13%
Franklin K2 Alternative Strategies Fund,
Class R6	—		229,276	—	229,276	2,483,054	21,637	—		0.47%
Franklin Low Duration Total Return Fund,
Class R6	680,307		965,746	(165,424)	1,480,629	14,850,708	282,529	(5,174)		0.60%
Franklin MicroCap Value Fund, Class R6	24,211		11,645	(35,856)	—	—[c]	—	185,607		—
Franklin Mutual European Fund,
Class R6[d]	117,920		21,131	(139,051)	—	—[c]	2,352	426,125		—
Franklin Mutual International Fund,
Class R6	—		164,245	(32,718)	131,527	1,918,985	44,440	56,099	[a]	2.03%
Franklin Pelagos Commodities Strategy
Fund, Class R6	171,060	[e]	7,164	(88,822)	89,402	664,256	—	(141,978)		1.17%
Franklin Pelagos Managed Futures Strategy
Fund	16,782		—	(16,782)	—	—[c]	—	(4,804)		—
Franklin Real Estate Securities Fund,
Class R6	43,096		23,765	(45,630)	21,231	467,722	14,228	77,890		0.08%
Franklin Rising Dividends Fund, Class R6	101,772		40,948	(94,128)	48,592	2,526,768	65,588	723,013	[a]	0.01%
Franklin Small Cap Growth Fund,
Class R6	55,765		35,211	(51,541)	39,435	767,004	—	97,433	[a]	0.03%
Franklin Strategic Income Fund, Class R6	369,572		246,370	(90,740)	525,202	5,257,272	260,378	48,543	[a]	0.06%
Franklin U.S. Government Securities Fund,
Class R6	1,235,250		550,468	(1,785,718)	—	—[c]	245,655	(121,689)		—
Franklin Utilities Fund, Class R6	133,081		43,068	(110,082)	66,067	1,179,951	53,673	283,377	[a]	0.02%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

										% of
										Underlying
	Number of				Number of					Fund Shares
	Shares Held				Shares					Outstanding
	at Beginning		Gross	Gross Held at End		Value at	Investment	Realized		Held at End
Underlying Funds	of Year		Additions	Reductions	of Year	End of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2015 Retirement
Target Fund (continued)
Institutional Fiduciary Trust Money Market
Portfolio	1,003,530		36,876,515	(36,413,501)	1,466,544	$1,466,544	$—	$—		0.01%
Templeton China World Fund, Class R6	19,897		5,620	(9,817)	15,700	482,297	7,843	59,401	[a]	0.08%
Templeton Foreign Fund, Class R6	182,545		41,151	(90,249)	133,447	916,780	30,972	97,985	[a]	0.01%
Templeton Frontier Markets Fund,
Class R6	74,546		18,354	(37,319)	55,581	799,809	39,823	19,837	[a]	0.08%
Templeton Global Total Return Fund,
Class R6	797,598		973,879	(195,781)	1,575,696	19,774,980	1,177,467	(34,606)[a]		0.23%
Total						$67,818,449	$2,508,652	$4,045,956

Franklin LifeSmart 2020 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	549		1,547	(1,276)	820	$140,704	$—	$6,430	[a]	0.01%
Franklin DynaTech Fund, Class R6	5,830		24,661	(13,265)	17,226	811,529	—	35,555	[a]	0.03%
Franklin Emerging Market Debt Opportunities
Fund[b]	3,702		25,461	(1,690)	27,473	291,492	19,825	1,125	[a]	0.05%
Franklin Flex Cap Growth Fund, Class R6	794		3,005	(3,799)	—	—[c]	—	7,505		—
Franklin Focused Core Equity Fund,
Class R6	—		55,061	(3,161)	51,900	756,700	1,801	14,680	[a]	—[f]
Franklin Growth Fund, Class R6	2,185		22,286	(6,127)	18,344	1,371,365	11,063	2,679		0.01%
Franklin Growth Opportunities Fund,
Class R6	1,717		16,593	(1,211)	17,099	561,884	—	10,336	[a]	0.05%
Franklin International Growth Fund,
Class R6	872		3,369	(4,241)	—	—[c]	—	(247)		—
Franklin International Small Cap Growth
Fund, Class R6	9,508		53,148	(14,314)	48,342	873,545	14,665	33,061	[a]	0.05%
Franklin K2 Alternative Strategies Fund,
Class R6	—		47,376	—	47,376	513,077	4,471	—		0.10%
Franklin Low Duration Total Return Fund,
Class R6	15,784		188,993	(6,351)	198,426	1,990,212	29,516	(160)		0.08%
Franklin MicroCap Value Fund, Class R6	968		4,908	(5,876)	—	—[c]	—	(4,853)		—
Franklin Mutual European Fund,
Class R6[d]	5,428		22,266	(27,694)	—	—[c]	628	(4,759)		—
Franklin Mutual International Fund,
Class R6	—		51,514	(2,884)	48,630	709,512	16,080	25,609	[a]	0.75%
Franklin Pelagos Commodities Strategy
Fund, Class R6	3,415	[e]	15,416	(138)	18,693	138,887	—	(36)		0.25%
Franklin Pelagos Managed Futures Strategy
Fund	320		12	(332)	—	—[c]	—	42		—
Franklin Real Estate Securities Fund,
Class R6	2,037		12,905	(7,658)	7,284	160,471	2,784	(3,252)		0.03%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

										% of
										Underlying
	Number of				Number of					Fund Shares
	Shares Held				Shares					Outstanding
	at Beginning		Gross	Gross Held at End		Value at	Investment	Realized		Held at End
Underlying Funds	of Year		Additions	Reductions	of Year	End of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2020 Retirement
Target Fund (continued)
Franklin Rising Dividends Fund, Class R6	4,876		27,841	(14,738)	17,979	$934,892	$13,904	$6,054	[a]	0.01%
Franklin Small Cap Growth Fund,
Class R6	2,349		18,638	(7,082)	13,905	270,447	—	7,084	[a]	0.01%
Franklin Strategic Income Fund, Class R6	9,021		66,280	(4,348)	70,953	710,239	24,666	6,575	[a]	0.01%
Franklin U.S. Government Securities Fund,
Class R6	30,072		159,233	(189,305)	—	—[c]	16,085	(134)		—
Franklin Utilities Fund, Class R6	6,669		31,530	(13,106)	25,093	448,169	10,214	7,225	[a]	0.01%
Institutional Fiduciary Trust Money Market
Portfolio	—		4,413,815	(4,044,035)	369,780	369,780	—	—		—[f]
Templeton China World Fund, Class R6	879		4,959	(394)	5,444	167,249	2,666	17,609	[a]	0.03%
Templeton Foreign Fund, Class R6	8,832		44,710	(3,676)	49,866	342,580	11,326	6,658	[a]	0.01%
Templeton Frontier Markets Fund,
Class R6	3,369		17,797	(1,465)	19,701	283,505	11,832	4,096	[a]	0.03%
Templeton Global Total Return Fund,
Class R6	18,709		195,158	(9,115)	204,752	2,569,634	126,282	5,454	[a]	0.03%
Total						$14,415,873	$317,808	$184,336

Franklin LifeSmart 2025 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	33,215		3,465	(27,791)	8,889	$1,525,052	$—	$560,962	[a]	0.09%
Franklin DynaTech Fund, Class R6	279,098		50,345	(184,554)	144,889	6,825,716	—	1,179,030	[a]	0.28%
Franklin Emerging Market Debt Opportunities
Fund[b]	97,394		60,030	(23,295)	134,129	1,423,112	111,761	984	[a]	0.24%
Franklin Flex Cap Growth Fund, Class R6	31,387		4,591	(35,978)	—	—[c]	—	824,049		—
Franklin Focused Core Equity Fund,
Class R6	—		427,852	(3,521)	424,331	6,186,741	14,944	128,555	[a]	5.06%
Franklin Growth Fund, Class R6	71,775		121,647	(49,153)	144,269	10,785,520	83,018	125,933		0.10%
Franklin Growth Opportunities Fund,
Class R6	72,393		72,799	(12,960)	132,232	4,345,150	—	118,369	[a]	0.40%
Franklin International Growth Fund,
Class R6	48,404		6,600	(55,004)	—	—[c]	—	45,223		—
Franklin International Small Cap Growth
Fund, Class R6	415,470		134,212	(158,706)	390,976	7,064,944	120,348	531,495	[a]	0.44%
Franklin K2 Alternative Strategies Fund,
Class R6	—		323,419	—	323,419	3,502,630	30,522	—		0.67%
Franklin Low Duration Total Return Fund,
Class R6	354,640		509,554	(87,472)	776,722	7,790,526	154,346	(2,654)		0.32%
Franklin MicroCap Value Fund, Class R6	43,077		23,075	(66,152)	—	—[c]	—	301,563		—
Franklin Mutual European Fund,
Class R6[d]	243,881		35,739	(279,620)	—	—[c]	5,534	786,162		—
Franklin Mutual International Fund,
Class R6	—		398,132	(3,172)	394,960	5,762,471	133,449	225,149	[a]	6.10%
Franklin Pelagos Commodities Strategy
Fund, Class R6	114,106	[e]	20,111	(7,606)	126,611	940,719	—	(12,151)		1.66%
Franklin Pelagos Managed Futures Strategy
Fund	11,101		—	(11,101)	—	—[c]	—	(18,169)		—

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

											% of
											Underlying
		Number of				Number of					Fund Shares
		Shares Held				Shares					Outstanding
		at Beginning		Gross	Gross	Held at End	Value at	Investment	Realized		Held at End
Underlying Funds		of Year		Additions	Reductions	of Year	End of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2025 Retirement
Target Fund (continued)
Franklin Real Estate Securities Fund,
Class R6		85,602		51,960	(75,259)	62,303	$1,372,546	$33,502	$72,251		0.24%
Franklin Rising Dividends Fund, Class R6		236,182		90,683	(158,525)	168,340	8,753,673	173,125	730,007	[a]	0.05%
Franklin Small Cap Growth Fund,
Class R6		147,850		88,035	(92,914)	142,971	2,780,784	—	172,664	[a]	0.10%
Franklin Strategic Income Fund, Class R6		204,580		120,416	(49,786)	275,210	2,754,847	148,171	25,084	[a]	0.03%
Franklin U.S. Government Securities Fund,
Class R6		719,975		386,708	(1,106,683)	—	—[c]	148,441	(48,383)		—
Franklin Utilities Fund, Class R6		286,140		93,438	(173,365)	206,213	3,682,962	129,580	231,855	[a]	0.06%
Institutional Fiduciary Trust Money Market
Portfolio		1,468,315		42,315,397	(41,178,850)	2,604,862	2,604,862	—	—		0.02%
Templeton China World Fund, Class R6		44,153		14,352	(7,569)	50,936	1,564,749	25,234	155,328	[a]	0.26%
Templeton Foreign Fund, Class R6		341,118		81,781	(58,680)	364,219	2,502,188	83,816	91,915	[a]	0.04%
Templeton Frontier Markets Fund,
Class R6		147,872		37,123	(25,287)	159,708	2,298,200	91,734	97,039	[a]	0.23%
Templeton Global Total Return Fund,
Class R6		455,148		524,167	(112,795)	866,520	10,874,828	728,024	(23,574)[a]		0.12%
Total							$95,342,220	$2,215,549	$6,298,686

Franklin LifeSmart 2030 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6		429		2,309	(1,454)	1,284	$220,257	$—	$18,337	[a]	0.01%
Franklin DynaTech Fund, Class R6		4,368		39,221	(17,488)	26,101	1,229,614	—	61,835	[a]	0.05%
Franklin Emerging Market Debt Opportunities
Fund[b]		1,395		22,282	(4,318)	19,359	205,402	12,179	(480)[a]		0.03%
Franklin Flex Cap Growth Fund, Class R6		521		4,581	(5,102)	—	—[c]	—	8,473		—
Franklin Focused Core Equity Fund,
Class R6		—		73,726	(4,173)	69,553	1,014,082	2,457	20,008	[a]	—[f]
Franklin Growth Fund, Class R6		1,443		34,318	(8,941)	26,820	2,005,052	15,625	2,139		0.02%
Franklin Growth Opportunities Fund,
Class R6		1,111		24,200	(1,564)	23,747	780,342	—	14,410	[a]	0.07%
Franklin International Growth Fund,
Class R6		772		6,595	(7,367)	—	—[c]	—	(1,823)		—
Franklin International Small Cap Growth
Fund, Class R6		6,671		83,401	(19,459)	70,613	1,275,987	21,807	53,648	[a]	0.08%
Franklin K2 Alternative Strategies Fund,
Class R6		—		54,954	—	54,954	595,157	5,186	—		0.11%
Franklin Low Duration Total Return Fund,
Class R6		5,018		124,928	(21,847)	108,099	1,084,231	15,902	(747)		0.04%
Franklin MicroCap Value Fund, Class R6		735		8,516	(9,251)	—	—[c]	—	(9,552)		—
Franklin Mutual European Fund, Class R6[d]		3,807		30,642	(34,449)	—	—[c]	785	(8,108)		—
Franklin Mutual International Fund,
Class R6		—		69,071	(3,800)	65,271	952,311	21,946	35,191	[a]	—[f]
Franklin Pelagos Commodities Strategy
Fund,Class R6		1,389	[e]	20,038	—	21,427	159,201	—	—		0.28%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

											% of
											Underlying
	Number of				Number of						Fund Shares
	Shares Held				Shares						Outstanding
	at Beginning		Gross	Gross Held at End			Value at	Investment	Realized		Held at End
Underlying Funds	of Year		Additions	Reductions	of Year		End of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2030 Retirement
Target Fund (continued)
Franklin Pelagos Managed Futures Strategy
Fund	134		—	(134)	—	$	—[c]	$—	$18		—
Franklin Real Estate Securities Fund,
Class R6	1,462		20,600	(10,976)	11,086		244,222	3,650	(3,982)		0.04%
Franklin Rising Dividends Fund, Class R6	3,552		42,573	(18,677)	27,448		1,427,303	18,147	11,404	[a]	0.01%
Franklin Small Cap Growth Fund,
Class R6	2,301		34,807	(11,990)	25,118		488,539	—	13,086	[a]	0.02%
Franklin Strategic Income Fund, Class R6	2,848		46,634	(9,438)	40,044		400,838	13,813	1,677	[a]	—[f]
Franklin U.S. Government Securities Fund,
Class R6	9,112		114,422	(123,534)	—		—[c]	7,452	(869)		—
Franklin Utilities Fund, Class R6	4,590		47,105	(15,809)	35,886		640,931	11,929	9,456	[a]	0.01%
Institutional Fiduciary Trust Money Market
Portfolio	—		5,003,307	(4,726,450)	276,857		276,857	—	—		—[f]
Templeton China World Fund, Class R6	737		9,457	(604)	9,590		294,603	4,769	32,402	[a]	0.05%
Templeton Foreign Fund, Class R6	5,682		67,083	(4,646)	68,119		467,978	15,733	9,863	[a]	0.01%
Templeton Frontier Markets Fund,
Class R6	2,498		29,727	(2,051)	30,174		434,198	18,312	7,095	[a]	0.04%
Templeton Global Total Return Fund,
Class R6	6,325		132,767	(23,630)	115,462		1,449,045	64,753	(2,874)[a]		—[f]
Total							$15,646,150	$254,445	$270,607

Franklin LifeSmart 2035 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	28,135		3,825	(23,088)	8,872		$1,522,074	$—	$429,111	[a]	0.09%
Franklin DynaTech Fund, Class R6	219,610		42,015	(136,609)	125,016		5,889,481	—	836,214	[a]	0.24%
Franklin Emerging Market Debt Opportunities
Fund[b]	49,365		39,591	(21,375)	67,581		717,034	63,058	(15,749)[a]		0.12%
Franklin Flex Cap Growth Fund, Class R6	27,074		5,478	(32,552)	—		—[c]	—	655,922		—
Franklin Focused Core Equity Fund,
Class R6	—		391,084	(4,185)	386,899		5,640,994	13,461	111,568	[a]	4.61%
Franklin Growth Fund, Class R6	62,752		107,546	(40,012)	130,286		9,740,178	73,478	30,979		0.09%
Franklin Growth Opportunities Fund,
Class R6	49,762		75,591	(6,099)	119,254		3,918,673	—	79,686	[a]	0.37%
Franklin International Growth Fund,
Class R6	35,428		7,109	(42,537)	—		—[c]	—	30,180		—
Franklin International Small Cap Growth
Fund, Class R6	315,372		143,161	(109,301)	349,232		6,310,620	106,196	331,023	[a]	0.39%
Franklin K2 Alternative Strategies Fund,
Class R6	—		267,293	—	267,293		2,894,784	25,225	—		0.55%
Franklin Low Duration Total Return Fund,
Class R6	174,229		275,964	(89,802)	360,391		3,614,719	71,693	(5,281)		0.15%
Franklin MicroCap Value Fund, Class R6	31,204		22,795	(53,999)	—		—[c]	—	197,637		—
Franklin Mutual European Fund,
Class R6[d]	188,555		38,384	(226,939)	—		—[c]	4,816	576,959		—
Franklin Mutual International Fund,
Class R6	—		359,030	(3,695)	355,335		5,184,338	118,869	198,666	[a]	5.49%
Franklin Pelagos Commodities Strategy
Fund, Class R6	60,010	[e]	48,516	(5,830)	102,696		763,033	—	(8,035)		1.35%

franklintempleton.com Annual Report | 155

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

											% of
											Underlying
		Number of			Number of						Fund Shares
		Shares Held			Shares						Outstanding
		at Beginning	Gross	Gross Held at End			Value at	Investment	Realized		Held at End
Underlying Funds		of Year	Additions	Reductions	of Year		End of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2035 Retirement
Target Fund (continued)
Franklin Pelagos Managed Futures Strategy
Fund		5,589	—	(5,589)	—	$	—[c]	$—	$(5,728)		—
Franklin Real Estate Securities Fund,
Class R6		67,993	53,897	(62,523)	59,367		1,307,852	29,598	26,017		0.22%
Franklin Rising Dividends Fund, Class R6		186,033	93,948	(120,975)	159,006		8,268,321	150,593	296,601	[a]	0.05%
Franklin Small Cap Growth Fund,
Class R6		104,302	88,900	(67,873)	125,329		2,437,649	—	104,116	[a]	0.09%
Franklin Strategic Income Fund, Class R6		97,149	74,597	(41,719)	130,027		1,301,566	68,303	4,594	[a]	0.01%
Franklin U.S. Government Securities Fund,
Class R6		323,629	184,928	(508,557)	—		—[c]	62,803	(32,694)		—
Franklin Utilities Fund, Class R6		239,377	103,244	(139,188)	203,433		3,633,308	116,732	118,820	[a]	0.06%
Institutional Fiduciary Trust Money Market
Portfolio		962,275	36,270,783	(35,720,846)	1,512,212		1,512,212	—	—		0.01%
Templeton China World Fund, Class R6		35,578	15,557	(3,889)	47,246		1,451,389	22,906	146,850	[a]	0.23%
Templeton Foreign Fund, Class R6		286,395	105,471	(31,512)	360,354		2,475,634	81,071	65,486	[a]	0.04%
Templeton Frontier Markets Fund,
Class R6		119,184	45,577	(13,169)	151,592		2,181,405	86,060	70,970	[a]	0.22%
Templeton Global Total Return Fund,
Class R6		217,058	289,595	(107,098)	399,555		5,014,416	355,846	(77,844)[a]		0.06%
Total							$75,779,680	$1,450,708	$4,166,068

Franklin LifeSmart 2040 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6		236	1,995	(1,091)	1,140		$195,561	$—	$19,095	[a]	0.01%
Franklin DynaTech Fund, Class R6		2,321	32,239	(13,241)	21,319		1,004,358	—	49,808	[a]	0.04%
Franklin Emerging Market Debt Opportunities
Fund[b]		468	11,396	(3,001)	8,863		94,034	5,282	434	[a]	0.02%
Franklin Flex Cap Growth Fund, Class R6		284	3,763	(4,047)	—		—[c]	—	6,226		—
Franklin Focused Core Equity Fund,
Class R6		—	62,211	(3,084)	59,127		862,066	1,926	16,095	[a]	0.71%
Franklin Growth Fund, Class R6		822	28,688	(6,874)	22,636		1,692,303	11,710	57		0.02%
Franklin Growth Opportunities Fund,
Class R6		533	19,145	(1,109)	18,569		610,170	—	10,700	[a]	0.06%
Franklin International Growth Fund,
Class R6		391	5,356	(5,747)	—		—[c]	—	(1,829)		—
Franklin International Small Cap Growth
Fund, Class R6		3,365	64,739	(13,600)	54,504		984,883	15,508	39,650	[a]	0.06%
Franklin K2 Alternative Strategies Fund,
Class R6		—	35,616	—	35,616		385,721	3,361	—		0.07%
Franklin Low Duration Total Return Fund,
Class R6		1,711	59,608	(10,632)	50,687		508,390	6,534	(115)		0.02%
Franklin MicroCap Value Fund, Class R6		311	5,838	(6,149)	—		—[c]	—	(6,918)		—
Franklin Mutual European Fund,
Class R6[d]		1,922	26,065	(27,987)	—		—[c]	639	(5,697)		—

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

										% of
										Underlying
	Number of				Number of					Fund Shares
	Shares Held				Shares					Outstanding
	at Beginning		Gross	Gross	Held at End	Value at	Investment	Realized		Held at End
Underlying Funds	of Year		Additions	Reductions	of Year	End of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2040 Retirement
Target Fund (continued)
Franklin Mutual International Fund,
Class R6	—		58,221	(2,850)	55,371	$807,867	$17,950	$29,190	[a]	0.86%
Franklin Pelagos Commodities Strategy
Fund, Class R6	550	[e]	14,040	—	14,590	108,407	—	—		0.19%
Franklin Pelagos Managed Futures Strategy
Fund	51		—	(51)	—	—[c]	—	5		—
Franklin Real Estate Securities Fund,
Class R6	721		15,161	(7,508)	8,374	184,483	2,447	(2,926)		0.03%
Franklin Rising Dividends Fund, Class R6	1,849		34,188	(14,918)	21,119	1,098,179	12,578	8,022	[a]	0.01%
Franklin Small Cap Growth Fund,
Class R6	1,050		26,024	(8,395)	18,679	363,318	—	9,049	[a]	0.01%
Franklin Strategic Income Fund, Class R6	973		23,199	(6,407)	17,765	177,831	4,965	1,613	[a]	—[f]
Franklin U.S. Government Securities Fund,
Class R6	3,081		63,776	(66,857)	—	—[c]	2,803	(351)		—
Franklin Utilities Fund, Class R6	2,473		38,733	(11,316)	29,890	533,839	8,542	6,725	[a]	0.01%
Institutional Fiduciary Trust Money Market
Portfolio	—		3,829,181	(3,618,365)	210,816	210,816	—	—		—[f]
Templeton China World Fund, Class R6	386		7,540	(411)	7,515	230,875	3,610	24,870	[a]	0.04%
Templeton Foreign Fund, Class R6	2,945		55,640	(3,246)	55,339	380,181	12,323	8,534	[a]	0.01%
Templeton Frontier Markets Fund,
Class R6	1,281		24,164	(1,407)	24,038	345,908	13,270	6,735	[a]	0.03%
Templeton Global Total Return Fund,
Class R6	2,158		67,437	(14,138)	55,457	695,982	26,923	1,006	[a]	0.01%
Total						$11,475,172	$150,371	$219,978

Franklin LifeSmart 2045 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	18,169		3,367	(16,030)	5,506	$944,547	$—	$285,949	[a]	0.05%
Franklin DynaTech Fund, Class R6	156,359		40,623	(106,398)	90,584	4,267,391	—	610,512	[a]	0.17%
Franklin Emerging Market Debt Opportunities
Fund[b]	23,016		18,720	(12,451)	29,285	310,714	24,401	(1,708)[a]		0.05%
Franklin Flex Cap Growth Fund, Class R6	15,327		3,697	(19,024)	—	—[c]	—	378,642		—
Franklin Focused Core Equity Fund,
Class R6	—		252,084	—	252,084	3,675,381	8,953	76,473	[a]	3.01%
Franklin Growth Fund, Class R6	45,518		75,271	(30,263)	90,526	6,767,750	52,537	32,865		0.06%
Franklin Growth Opportunities Fund,
Class R6	27,492		41,041	(4,527)	64,006	2,103,247	—	46,644	[a]	0.20%
Franklin International Growth Fund,
Class R6	24,601		6,012	(30,613)	—	—[c]	—	21,196		—
Franklin International Small Cap Growth
Fund, Class R6	221,280		102,866	(88,648)	235,498	4,255,450	73,110	252,127	[a]	0.26%
Franklin K2 Alternative Strategies Fund,
Class R6	—		176,753	—	176,753	1,914,232	16,681	—		0.36%
Franklin Low Duration Total Return Fund,
Class R6	89,366		126,163	(48,808)	166,721	1,672,215	34,707	(1,521)		0.07%
Franklin MicroCap Value Fund, Class R6	17,771		14,664	(32,435)	—	—[c]	—	118,550		—
Franklin Mutual European Fund,
Class R6[d]	128,117		30,941	(159,058)	—	—[c]	3,182	395,812		—

franklintempleton.com Annual Report | 157

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

											% of
											Underlying
		Number of				Number of					Fund Shares
		Shares Held				Shares					Outstanding
		at Beginning		Gross	Gross	Held at End	Value at	Investment	Realized		Held at End
Underlying Funds		of Year		Additions	Reductions	of Year	End of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2045 Retirement
Target Fund (continued)
Franklin Mutual International Fund,
Class R6		—		236,657	—	236,657	$3,452,828	$79,962	$135,952	[a]	3.66%
Franklin Pelagos Commodities Strategy
Fund, Class R6		34,055	[e]	41,195	(6,615)	68,635	509,955	—	(8,641)		0.90%
Franklin Pelagos Managed Futures Strategy
Fund		3,159		—	(3,159)	—	—[c]	—	(1,056)		—
Franklin Real Estate Securities Fund,
Class R6		38,542		34,020	(38,795)	33,767	743,893	17,247	13,681		0.13%
Franklin Rising Dividends Fund, Class R6		135,441		66,845	(89,243)	113,043	5,878,244	108,144	222,019	[a]	0.03%
Franklin Small Cap Growth Fund,
Class R6		70,051		60,797	(48,973)	81,875	1,592,466	—	72,991	[a]	0.06%
Franklin Strategic Income Fund, Class R6		45,777		36,232	(25,213)	56,796	568,530	31,603	5,322	[a]	0.01%
Franklin U.S. Government Securities Fund,
Class R6		153,136		112,386	(265,522)	—	—[c]	31,011	(23,355)		—
Franklin Utilities Fund, Class R6		169,143		74,661	(107,307)	136,497	2,437,845	81,420	93,247	[a]	0.04%
Institutional Fiduciary Trust Money Market
Portfolio		329,483		26,686,569	(25,780,880)	1,235,172	1,235,172	—	—		0.01%
Templeton China World Fund, Class R6		26,217		12,345	(4,337)	34,225	1,051,395	17,098	100,891	[a]	0.17%
Templeton Foreign Fund, Class R6		239,512		89,754	(39,642)	289,624	1,989,720	67,219	60,230	[a]	0.03%
Templeton Frontier Markets Fund,
Class R6		80,335		31,068	(13,251)	98,152	1,412,407	56,857	53,748	[a]	0.14%
Templeton Global Total Return Fund,
Class R6		104,863		131,110	(57,754)	178,219	2,236,642	153,313	(16,920)[a]		0.03%
Total							$49,020,024	$857,445	$2,923,650

Franklin LifeSmart 2050 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6		182		1,464	(903)	743	$127,514	$—	$11,457	[a]	0.01%
Franklin DynaTech Fund, Class R6		1,922		25,235	(11,062)	16,095	758,223	—	38,250	[a]	0.03%
Franklin Emerging Market Debt Opportunities
Fund[b]		315		9,323	(4,688)	4,950	52,514	3,000	(1,212)[a]		0.01%
Franklin Flex Cap Growth Fund, Class R6		192		2,333	(2,525)	—	—[c]	—	4,429		—
Franklin Focused Core Equity Fund,
Class R6		—		47,932	(3,180)	44,752	652,484	1,527	12,742	[a]	0.53%
Franklin Growth Fund, Class R6		731		22,565	(6,095)	17,201	1,285,941	9,454	2,518		0.01%
Franklin Growth Opportunities Fund,
Class R6		359		11,951	(998)	11,312	371,720	—	6,825	[a]	0.03%
Franklin International Growth Fund,
Class R6		358		4,330	(4,688)	—	—[c]	—	(1,172)		—
Franklin International Small Cap Growth
Fund, Class R6		2,773		50,503	(12,307)	40,969	740,310	12,219	28,573	[a]	0.05%
Franklin K2 Alternative Strategies Fund,
Class R6		—		27,330	—	27,330	295,988	2,579	—		0.06%
Franklin Low Duration Total Return Fund,
Class R6		1,238		47,307	(21,125)	27,420	275,021	3,851	(492)		0.01%

158 |	Annual Report								franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

											% of
											Underlying
	Number of				Number of						Fund Shares
	Shares Held				Shares						Outstanding
	at Beginning		Gross	Gross	Held at End		Value at	Investment	Realized		Held at End
Underlying Funds	of Year		Additions	Reductions	of Year		End of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2050 Retirement
Target Fund (continued)
Franklin MicroCap Value Fund, Class R6	204		3,701	(3,905)	—	$	—[c]	$—	$(3,937)		—
Franklin Mutual European Fund,
Class R6[d]	1,640		20,018	(21,658)	—		—[c]	480	(4,299)		—
Franklin Mutual International Fund,
Class R6	—		44,460	(2,889)	41,571		606,520	13,786	21,914	[a]	0.64%
Franklin Pelagos Commodities Strategy
Fund, Class R6	451	[e]	10,661	—	11,112		82,565	—	—		0.15%
Franklin Pelagos Managed Futures Strategy
Fund	44		6	(50)	—		—[c]	—	6		—
Franklin Real Estate Securities Fund,
Class R6	509		10,600	(5,539)	5,570		122,696	1,760	(1,816)		0.02%
Franklin Rising Dividends Fund, Class R6	1,608		27,353	(12,260)	16,701		868,442	10,568	7,092	[a]	0.01%
Franklin Small Cap Growth Fund,
Class R6	868		16,061	(6,004)	10,925		212,486	—	5,417	[a]	0.01%
Franklin Strategic Income Fund, Class R6	701		20,496	(10,633)	10,564		105,742	3,423	(377)[a]		—[f]
Franklin U.S. Government Securities Fund,
Class R6	2,050		42,585	(44,635)	—		—[c]	1,679	(110)		—
Franklin Utilities Fund, Class R6	2,113		31,170	(10,513)	22,770		406,671	7,143	5,871	[a]	0.01%
Institutional Fiduciary Trust Money Market
Portfolio	—		3,267,235	(3,114,371)	152,864		152,864	—	—		—[f]
Templeton China World Fund, Class R6	337		4,352	(596)	4,093		125,729	1,990	13,151	[a]	0.02%
Templeton Foreign Fund, Class R6	3,115		53,954	(5,206)	51,863		356,300	11,697	6,754	[a]	0.01%
Templeton Frontier Markets Fund,
Class R6	997		17,438	(1,671)	16,764		241,237	9,815	3,513	[a]	0.02%
Templeton Global Total Return Fund,
Class R6	1,317		49,679	(22,334)	28,662		359,711	14,556	(5,005)[a]		—[f]
Total							$8,200,678	$109,527	$150,092

aIncludes realized gain distributions received.
bEffective June 30, 2014, Franklin Templeton Emerging Markets Debt Opportunities Fund was renamed Franklin Emerging Market Debt Opportunities Fund.
cAs of December 31, 2014, no longer held by the fund.
dEffective June 30, 2014, Mutual European Fund was renamed Franklin Mutual European Fund.
eEffective January 10, 2014, the Underlying Fund's shares were exchanged to Class R6.
fRounds to less than 0.01%.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the funds do not exceed 0.05%, and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2015.

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4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2014, there were no credits earned.

5. Income Taxes

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2014, Franklin LifeSmart 2015 Retirement Target Fund deferred post-October capital losses of $31,208.

The tax character of distributions paid during the years ended December 31, 2014 and 2013, was as follows:

	Franklin		Franklin		Franklin		Franklin
	LifeSmart 2015		LifeSmart 2020		LifeSmart 2025		LifeSmart 2030
	Retirement		Retirement		Retirement		Retirement
	Target Fund		Target Fund		Target Fund		Target Fund
	2014	2013	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$3,294,721	$1,809,218	$354,209	$28,479	$3,260,296	$1,863,962	$332,616	$13,876
Long term capital gain	2,926,928	2,483,540	31,490	—	4,926,449	2,111,104	20,982	—
	$6,221,649	$4,292,758	$385,699	$28,479	$8,186,745	$3,975,066	$353,598	$13,876

	Franklin		Franklin		Franklin		Franklin
	LifeSmart 2035		LifeSmart 2040		LifeSmart 2045		LifeSmart 2050
	Retirement		Retirement		Retirement		Retirement
	Target Fund		Target Fund		Target Fund		Target Fund
	2014	2013	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$2,039,361	$1,174,006	$204,870	$6,613	$1,294,478	$727,573	$158,953	$5,960
Long term capital gain	3,332,526	1,651,655	11,120	—	2,196,520	1,041,929	10,725	—
	$5,371,887	$2,825,661	$215,990	$6,613	$3,490,998	$1,769,502	$169,678	$5,960

At December 31, 2014, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$78,159,835	$17,391,931	$104,936,755	$19,283,770

Unrealized appreciation	$5,316,309	$434,906	$13,368,893	$503,710
Unrealized depreciation	(2,441,800)	(708,772)	(2,298,023)	(835,728)
Net unrealized appreciation (depreciation)	$2,874,509	$(273,866)	$11,070,870	$(332,018)

Undistributed ordinary income	$72,544	$10,492	$173,918	$15,182
Undistributed long term capital gains	1,149,756	232,262	1,972,301	334,308
Distributable earnings	$1,222,300	$242,754	$2,146,219	$349,490

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	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$83,211,811	$13,913,330	$53,211,501	$9,986,783

Unrealized appreciation	$10,874,679	$348,316	$7,418,226	$304,387
Unrealized depreciation	(1,602,879)	(565,983)	(940,491)	(424,197)
Net unrealized appreciation (depreciation)	$9,271,800	$(217,667)	$6,477,735	$(119,810)

Undistributed ordinary income	$178,817	$13,062	$103,843	$9,072
Undistributed long term capital gains	1,668,983	242,365	1,168,400	184,155
Distributable earnings	$1,847,800	$255,427	$1,272,243	$193,227

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2014, were as follows:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Purchases	$62,495,728	$20,726,749	$82,585,426	$25,253,752
Sales	$52,288,225	$6,133,535	$65,255,458	$7,691,202

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Purchases	$69,961,580	$18,635,234	$45,927,337	$14,005,170
Sales	$48,899,356	$5,630,458	$34,111,748	$4,744,849

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. The Borrowers expect to renew the Global Credit Facility for a total of $2 billion effective February 13, 2015, which matures on February 12, 2016.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended December 31, 2014, the Funds did not use the Global Credit Facility.

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8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

ETF Exchange Traded Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, and Franklin LifeSmart 2050 Retirement Target Fund (separate portfolios of Franklin Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 13, 2015

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2014:

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$2,926,928	$31,490	$4,926,449	$20,982

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$3,332,526	$11,119	$2,196,520	$10,725

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2014:

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$866,015	$1,168	$958,751	$11,128

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$452,394	$822	$336,286	$12,462

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2014:

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

5.08%	11.31%	13.00%	15.72%

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
18.43%	18.49%	20.74%	19.84%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2014:

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$399,757	$97,665	$925,855	$130,412

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$819,804	$95,889	$572,968	$77,503

Distributions, including qualified dividend income, paid during calendar year 2014 will be reported to shareholders on Form 1099-DIV by mid-February 2015. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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TAX INFORMATION (UNAUDITED)

During the fiscal year ended December 31, 2014, the Funds, qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 29, 2014, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6, and Advisor Class shareholders of record.

	Foreign Tax	Foreign Source	Foreign Source Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share

Franklin LifeSmart 2015 Retirement Target Fund
Class A	$0.0034	$0.1247	$0.0132
Class C	$0.0034	$0.1247	$0.0132
Class R	$0.0034	$0.1247	$0.0132
Class R6	$0.0034	$0.1247	$0.0132
Advisor Class	$0.0034	$0.1247	$0.0132
Franklin LifeSmart 2020 Retirement Target Fund
Class A	$0.0038	$0.0862	$0.0208
Class C	$0.0038	$0.0862	$0.0208
Class R	$0.0038	$0.0862	$0.0208
Class R6	$0.0038	$0.0862	$0.0208
Advisor Class	$0.0038	$0.0862	$0.0208
Franklin LifeSmart 2025 Retirement Target Fund
Class A	$0.0048	$0.0959	$0.0281
Class C	$0.0048	$0.0959	$0.0281
Class R	$0.0048	$0.0959	$0.0281
Class R6	$0.0048	$0.0959	$0.0281
Advisor Class	$0.0048	$0.0959	$0.0281
Franklin LifeSmart 2030 Retirement Target Fund
Class A	$0.0047	$0.0796	$0.0277
Class C	$0.0047	$0.0796	$0.0277
Class R	$0.0047	$0.0796	$0.0277
Class R6	$0.0047	$0.0796	$0.0277
Advisor Class	$0.0047	$0.0796	$0.0277
Franklin LifeSmart 2035 Retirement Target Fund
Class A	$0.0052	$0.0871	$0.0326
Class C	$0.0052	$0.0871	$0.0326
Class R	$0.0052	$0.0871	$0.0326
Class R6	$0.0052	$0.0871	$0.0326
Advisor Class	$0.0052	$0.0871	$0.0326
Franklin LifeSmart 2040 Retirement Target Fund
Class A	$0.0046	$0.0676	$0.0293
Class C	$0.0046	$0.0676	$0.0293
Class R	$0.0046	$0.0676	$0.0293
Class R6	$0.0046	$0.0676	$0.0293
Advisor Class	$0.0046	$0.0676	$0.0293

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TAX INFORMATION (UNAUDITED)

	Foreign Tax	Foreign Source	Foreign Source Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share

Franklin LifeSmart 2045 Retirement Target Fund
Class A	$0.0056	$0.0831	$0.0365
Class C	$0.0056	$0.0831	$0.0365
Class R	$0.0056	$0.0831	$0.0365
Class R6	$0.0056	$0.0831	$0.0365
Advisor Class	$0.0056	$0.0831	$0.0365
Franklin LifeSmart 2050 Retirement Target Fund
Class A	$0.0050	$0.0697	$0.0334
Class C	$0.0050	$0.0697	$0.0334
Class R	$0.0050	$0.0697	$0.0334
Class R6	$0.0050	$0.0697	$0.0334
Advisor Class	$0.0050	$0.0697	$0.0334

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2015, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2014. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2014 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	137	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since October	111	Avis Budget Group Inc. (car rental),
One Franklin Parkway		2014		Omnicom Group Inc. (advertising and
San Mateo, CA 94403-1906				marketing communications services)
				and H.J. Heinz Company (processed
				foods and allied products) (1998-2006).

Principal Occupation During at Least the Past 5 Years:
Founding Partner and Senior Managing Director, Strategic Investment Group (investment management group) (1987-present); director of various companies; and formerly, Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution)
(1977-1987).

Sam Ginn (1937)	Trustee	Since 2007	111	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
				(global energy company) (1989-2009),
				Hewlett-Packard Company (technology
				company) (1996-2002), Safeway, Inc.
				(grocery retailer) (1991-1998) and
				TransAmerica Corporation (insurance
				company) (1989-1999).

Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly, Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012-2014);
Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 1998	137	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
				allied products) (1994-2013), RTI
				International Metals, Inc. (manufacture
				and distribution of titanium), Canadian
				National Railway (railroad) and White
				Mountains Insurance Group, Ltd.
				(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	137	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	137	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	137	Cbeyond, Inc. (business commu-
One Franklin Parkway				nications provider) (2010-2012),
San Mateo, CA 94403-1906				The Southern Company (energy
company) (December 2014;
previously 2010-2012) and Graham
Holdings Company (education and
media organization) (2011-present).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice
President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).

John B. Wilson (1959)	Lead	Trustee since	111	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

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Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	147	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Chairman of		Chairman of the	137	None
One Franklin Parkway	the Board	Board and Trustee
San Mateo, CA 94403-1906	and Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin
Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that
Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the
Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant
Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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franklintempleton.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $300,703 for the fiscal year ended December 31, 2014 and $345,736 for the fiscal year ended December 31, 2013.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2014 and $6,930 for the fiscal year ended December 31, 2013.  The services for which these fees were paid included technical tax consultation for capital gain tax and withholding tax reporting for foreign governments and requirements on local country’s self-certification forms.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $3,932 for the fiscal year ended December 31, 2014 and $0 for the fiscal year ended December 31, 2013.  The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $155,804 for the fiscal year ended December 31, 2014 and $39,194 for the fiscal year ended December 31, 2013. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $159,736 for the fiscal year ended December 31, 2014 and $46,124 for the fiscal year ended December 31, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2015